MassMutual Short-Duration Bond Fund — Portfolio of Investments

December 31, 2021 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 97.8%

CORPORATE DEBT — 51.7%
Agriculture — 1.8%
BAT Capital Corp.
4.700% 4/02/27	$10,270,000	$11,304,264
Imperial Brands Finance PLC
3.125% 7/26/24 (a)	5,320,000	5,498,207
3.500% 2/11/23 (a)	1,926,000	1,961,965
Wens Foodstuffs Group Co. Ltd.
2.349% 10/29/25 (a)	8,225,000	6,822,651
		25,587,087
Airlines — 0.6%
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.500% 10/20/25 (a)	8,663,000	9,107,667
Auto Manufacturers — 2.7%
Ford Motor Credit Co. LLC
3 mo. USD LIBOR + 1.235% 1.391% FRN 2/15/23	2,115,000	2,110,833
3.087% 1/09/23	3,410,000	3,467,646
3.350% 11/01/22	8,160,000	8,262,000
General Motors Co.
6.125% 10/01/25	5,107,000	5,869,132
Harley-Davidson Financial Services, Inc.
3.350% 6/08/25 (a)	3,858,000	4,043,380
Hyundai Capital America
1.500% 6/15/26 (a)	7,160,000	6,963,849
Nissan Motor Acceptance Co. LLC
1.850% 9/16/26 (a)	7,770,000	7,585,409
		38,302,249

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Auto Parts & Equipment — 0.2%
Metalsa S A P I De Cv
4.900% 4/24/23 (a)	$3,250,000	$3,347,500
Banks — 11.4%
ABN AMRO Bank NV
4.750% 7/28/25 (a)	7,765,000	8,454,896
Arab National Bank 5 year CMT + 2.974%
3.326% VRN 10/28/30 (a)	4,500,000	4,592,583
Banco Santander SA
1.849% 3/25/26	5,600,000	5,572,097
Bank of America Corp.
3.950% 4/21/25	1,290,000	1,379,370
4.000% 1/22/25	4,737,000	5,060,646
4.250% 10/22/26	6,110,000	6,745,776
The Bank of Nova Scotia
4.500% 12/16/25	8,454,000	9,290,736
Barclays PLC
5.200% 5/12/26	7,550,000	8,424,819
BPCE SA
4.625% 7/11/24 (a)	1,200,000	1,282,859
5.700% 10/22/23 (a)	8,498,000	9,135,874
Burgan Bank SAK 5 year CMT + 2.229%
2.750% VRN 12/15/31 (a)	2,000,000	1,805,000
Citigroup, Inc.
4.400% 6/10/25	10,785,000	11,749,149
Credit Suisse AG
6.500% 8/08/23 (a)	6,260,000	6,737,325
Danske Bank A/S
1 year CMT + .730% 1.549% VRN 9/10/27 (a)	3,820,000	3,734,416
5.000% 1/12/22 (a)	3,070,000	3,072,720
Deutsche Bank AG
SOFR + 2.159% 2.222% VRN 9/18/24	3,350,000	3,393,443
SOFR + 1.219% 2.311% VRN 11/16/27	4,115,000	4,114,438
The Goldman Sachs Group, Inc.
4.250% 10/21/25	15,980,000	17,434,207
HSBC Holdings PLC
4.250% 3/14/24	343,000	362,242
4.250% 8/18/25	3,668,000	3,945,510
4.375% 11/23/26	3,264,000	3,582,953
ING Groep NV SOFR + 1.005%
1.726% VRN 4/01/27	3,113,000	3,093,742

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
JP Morgan Chase & Co. SOFR + .765%
1.470% VRN 9/22/27	$2,955,000	$2,898,298
Macquarie Group Ltd. SOFR + 1.069%
1.340% VRN 1/12/27 (a)	4,450,000	4,331,810
Morgan Stanley
4.100% 5/22/23	1,785,000	1,858,924
4.350% 9/08/26	8,300,000	9,168,755
Natwest Group PLC 1 year CMT + .900%
1.642% VRN 6/14/27	2,565,000	2,531,246
Sberbank of Russia Via SB Capital SA
5.250% 5/23/23 (a)	4,500,000	4,656,870
Societe Generale SA
1 year CMT + 1.100% 1.488% VRN 12/14/26 (a)	5,510,000	5,369,124
1 year CMT + 1.000% 1.792% VRN 6/09/27 (a)	245,000	239,862
UBS Group AG
4.125% 9/24/25 (a)	5,400,000	5,832,782
Wells Fargo & Co.
4.100% 6/03/26	3,900,000	4,252,830
		164,105,302
Beverages — 0.7%
Bacardi Ltd.
4.450% 5/15/25 (a)	5,390,000	5,843,264
JDE Peet's NV
1.375% 1/15/27 (a)	4,029,000	3,893,345
		9,736,609
Chemicals — 1.0%
Celanese US Holdings LLC
1.400% 8/05/26	2,225,000	2,172,200
MEGlobal Canada ULC
5.000% 5/18/25 (a)	6,400,000	6,978,957
Syngenta Finance NV
4.441% 4/24/23 (a)	4,610,000	4,765,939
4.892% 4/24/25 (a)	765,000	821,822
		14,738,918
Commercial Services — 1.5%
Adani Ports & Special Economic Zone Ltd.
3.375% 7/24/24 (a)	9,007,000	9,260,949

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Ashtead Capital, Inc.
1.500% 8/12/26 (a)	$2,705,000	$2,656,908
Element Fleet Management Corp.
1.600% 4/06/24 (a)	1,735,000	1,736,686
Triton Container International Ltd.
2.050% 4/15/26 (a)	7,700,000	7,643,622
		21,298,165
Computers — 0.4%
Dell International LLC/EMC Corp.
4.000% 7/15/24	2,472,000	2,623,532
5.850% 7/15/25	2,691,000	3,051,375
		5,674,907
Distribution & Wholesale — 0.7%
Li & Fung Ltd.
4.500% 8/18/25 (a)	9,750,000	9,946,440
Diversified Financial Services — 4.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.450% 10/29/26	4,990,000	5,034,221
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.875% 8/14/24	2,430,000	2,500,060
Aircastle Ltd.
4.125% 5/01/24	6,790,000	7,090,581
Antares Holdings LP
2.750% 1/15/27 (a)	2,785,000	2,730,834
3.950% 7/15/26 (a)	4,980,000	5,123,586
6.000% 8/15/23 (a)	3,332,000	3,541,356
Avolon Holdings Funding Ltd.
2.875% 2/15/25 (a)	7,395,000	7,556,941
4.250% 4/15/26 (a)	3,290,000	3,488,163
BGC Partners, Inc.
4.375% 12/15/25	3,690,000	3,952,043
Blackstone Private Credit Fund
2.625% 12/15/26 (a)	9,045,000	8,823,820
Lazard Group LLC
3.750% 2/13/25	3,430,000	3,648,389
LeasePlan Corp. NV
2.875% 10/24/24 (a)	2,022,000	2,084,739
SPARC EM SPC Panama Metro Line 2 SP
0.000% 12/05/22 (a)	547,192	540,353

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Synchrony Financial
3.700% 8/04/26	$900,000	$956,283
3.950% 12/01/27	2,640,000	2,836,783
		59,908,152
Electric — 0.9%
Alliant Energy Finance LLC
1.400% 3/15/26 (a)	1,630,000	1,570,472
Enel Finance International NV
1.375% 7/12/26 (a)	5,060,000	4,930,354
Pacific Gas and Electric Co.
1.750% 6/16/22	6,235,000	6,235,017
		12,735,843
Energy – Alternate Sources — 0.4%
Contemporary Ruiding Development Ltd.
1.500% 9/09/26 (a)	5,728,000	5,579,444
Food — 0.9%
JBS Finance Luxembourg Sarl
2.500% 1/15/27 (a)	7,525,000	7,440,419
Smithfield Foods, Inc.
4.250% 2/01/27 (a)	4,875,000	5,238,807
		12,679,226
Gas — 0.4%
ONE Gas, Inc.
1.100% 3/11/24	5,183,000	5,155,658
Health Care – Services — 1.0%
HCA, Inc.
5.375% 2/01/25	6,995,000	7,687,505
Universal Health Services, Inc.
1.650% 9/01/26 (a)	7,525,000	7,390,199
		15,077,704
Insurance — 3.1%
AmTrust Financial Services, Inc.
6.125% 8/15/23	4,810,000	4,840,784
Athene Global Funding

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
1.730% 10/02/26 (a)	$3,935,000	$3,864,450
2.500% 1/14/25 (a)	3,875,000	3,976,747
Brighthouse Financial Global Funding
1.550% 5/24/26 (a)	3,614,000	3,566,629
CNO Financial Group, Inc.
5.250% 5/30/25	5,325,000	5,879,192
CNO Global Funding
1.750% 10/07/26 (a)	6,308,000	6,235,394
Enstar Group Ltd.
4.500% 3/10/22 (b)	3,640,000	3,650,323
Equitable Financial Life Global Funding
1.700% 11/12/26 (a)	5,175,000	5,107,904
GA Global Funding Trust
1.625% 1/15/26 (a)	2,090,000	2,073,800
Jackson Financial, Inc.
1.125% 11/22/23 (a)	2,165,000	2,161,245
Unum Group
3.875% 11/05/25	3,620,000	3,865,154
		45,221,622
Internet — 1.0%
Baidu, Inc.
1.625% 2/23/27	6,139,000	5,972,705
Expedia Group, Inc.
4.625% 8/01/27	1,645,000	1,832,970
Netflix, Inc.
5.875% 11/15/28	2,502,000	3,008,655
Weibo Corp.
3.500% 7/05/24	3,250,000	3,346,753
		14,161,083
Investment Companies — 2.0%
Ares Capital Corp.
3.875% 1/15/26	5,615,000	5,920,468
4.200% 6/10/24	3,469,000	3,661,166
BlackRock TCP Capital Corp.
3.900% 8/23/24	4,465,000	4,663,163
Golub Capital BDC, Inc.
2.500% 8/24/26	1,965,000	1,932,258
3.375% 4/15/24	3,733,000	3,836,193

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Icahn Enterprises LP/ Icahn Enterprises Finance Corp.
4.750% 9/15/24	$4,310,000	$4,471,625
Sixth Street Specialty Lending, Inc.
3.875% 11/01/24	3,590,000	3,754,092
		28,238,965
Iron & Steel — 1.0%
Severstal OAO Via Steel Capital SA
3.150% 9/16/24 (a)	5,878,000	6,000,897
Vale Overseas Ltd.
6.250% 8/10/26	7,549,000	8,738,043
		14,738,940
Leisure Time — 0.1%
Harley-Davidson, Inc.
3.500% 7/28/25	1,965,000	2,073,118
Lodging — 0.8%
Hyatt Hotels Corp.
1.800% 10/01/24	3,025,000	3,025,504
Las Vegas Sands Corp.
3.200% 8/08/24	7,680,000	7,820,468
		10,845,972
Machinery – Construction & Mining — 0.5%
The Weir Group PLC
2.200% 5/13/26 (a)	7,750,000	7,645,974
Machinery – Diversified — 0.1%
CNH Industrial NV
4.500% 8/15/23	900,000	945,492
Media — 0.6%
Cable Onda SA
4.500% 1/30/30 (a)	5,550,000	5,698,740
ViacomCBS, Inc.
4.750% 5/15/25	2,910,000	3,192,562
		8,891,302

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Mining — 0.5%
Glencore Finance Canada Ltd.
4.250% STEP 10/25/22 (a)	$484,000	$496,729
Glencore Funding LLC
1.625% 4/27/26 (a)	3,425,000	3,362,121
3.000% 10/27/22 (a)	730,000	741,272
4.125% 5/30/23 (a)	2,930,000	3,046,966
		7,647,088
Multi-National — 0.9%
Africa Finance Corp.
3.125% 6/16/25 (a)	5,973,000	6,147,651
The Eastern & Southern African Trade & Development Bank
4.875% 5/23/24 (a)	6,000,000	6,164,100
		12,311,751
Oil & Gas — 2.6%
Cenovus Energy, Inc.
5.375% 7/15/25	1,852,000	2,044,544
EQT Corp.
3.000% 10/01/22 (b)	4,100,000	4,141,000
6.625% STEP 2/01/25	3,440,000	3,878,600
Occidental Petroleum Corp.
5.500% 12/01/25	8,680,000	9,623,907
Ovintiv Exploration, Inc.
5.375% 1/01/26	2,500,000	2,770,344
5.625% 7/01/24	4,345,000	4,783,801
Petroleos Mexicanos
4.625% 9/21/23	10,360,000	10,619,104
		37,861,300
Packaging & Containers — 0.4%
Berry Global, Inc.
1.650% 1/15/27	5,010,000	4,894,244
Sealed Air Corp.
5.500% 9/15/25 (a)	963,000	1,065,319
		5,959,563

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pharmaceuticals — 0.3%
Bayer US Finance II LLC
4.250% 12/15/25 (a)	$3,600,000	$3,895,519
Pipelines — 1.7%
Energy Transfer LP
4.200% 9/15/23	5,485,000	5,728,470
EnLink Midstream Partners LP
4.400% 4/01/24	7,955,000	8,312,975
EQM Midstream Partners LP
4.750% 7/15/23	3,555,000	3,697,200
Plains All American Pipeline LP / PAA Finance Corp.
4.650% 10/15/25	5,745,000	6,268,721
Plains All American Pipeline LP/PAA Finance Corp.
4.500% 12/15/26	960,000	1,054,429
		25,061,795
Private Equity — 0.6%
Hercules Capital, Inc.
4.625% 10/23/22	3,120,000	3,180,428
2.625% 9/16/26	5,488,000	5,442,526
		8,622,954
Real Estate — 2.1%
Country Garden Holdings Co. Ltd.
7.125% 1/27/22 (a)	4,000,000	3,994,401
4.750% 1/17/23 (a)	4,000,000	3,900,089
8.000% 1/27/24 (a)	8,433,000	8,474,931
MAF Sukuk Ltd.
4.500% 11/03/25 (a)	4,525,000	4,898,312
Shimao Group Holdings Ltd.
6.125% 2/21/24 (a) (b)	14,600,000	9,358,600
		30,626,333
Real Estate Investment Trusts (REITS) — 1.0%
Omega Healthcare Investors, Inc.
4.750% 1/15/28	3,525,000	3,891,925
Service Properties Trust
4.350% 10/01/24	8,315,000	8,148,700

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Vornado Realty LP
2.150% 6/01/26	$2,350,000	$2,349,548
		14,390,173
Retail — 0.6%
Nordstrom, Inc.
2.300% 4/08/24	2,051,000	2,051,000
4.000% 3/15/27	740,000	743,700
QVC, Inc.
4.375% 3/15/23	5,290,000	5,448,700
		8,243,400
Semiconductors — 0.3%
Marvell Technology, Inc.
1.650% 4/15/26	3,675,000	3,633,529
Storage & Warehousing — 0.3%
GLP China Holdings Ltd.
4.974% 2/26/24 (a)	4,561,000	4,787,450
Telecommunications — 1.6%
Ericsson LM
4.125% 5/15/22	4,056,000	4,101,630
NBN Co. Ltd.
1.450% 5/05/26 (a)	3,010,000	2,965,542
Sprint Communications, Inc.
9.250% 4/15/22	1,805,000	1,843,356
Telecom Italia SpA
5.303% 5/30/24 (a)	3,610,000	3,799,381
Tower Bersama Infrastructure Tbk PT
4.250% 1/21/25 (a)	10,425,000	10,842,256
		23,552,165
Toys, Games & Hobbies — 0.6%
Mattel, Inc.
3.375% 4/01/26 (a)	8,560,000	8,778,451
Trucking & Leasing — 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.700% 6/15/26 (a)	5,070,000	5,014,452

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL CORPORATE DEBT (Cost $750,439,520)		$746,129,262

MUNICIPAL OBLIGATIONS — 0.1%
AccessLex Institute,
1.955% FRN 9/25/37 (c)	250,000	246,884
Pennsylvania Higher Education Assistance Agency, Revenue Bonds, Series 2006-2, Class B,
1.420% FRN 10/25/42 (c)	1,100,000	1,097,663
		1,344,547

TOTAL MUNICIPAL OBLIGATIONS (Cost $1,331,157)		1,344,547

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 44.4%
Automobile Asset-Backed Securities — 4.2%
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class D
1.490% 9/18/26	339,000	339,254
Avis Budget Rental Car Funding AESOP LLC
Series 2020-1A, Class C, 3.020% 8/20/26 (a)	10,741,000	10,974,542
Series 2019-3A, Class C, 3.150% 3/20/26 (a)	2,764,000	2,817,725
Series 2017-1A, Class C, 4.150% 9/20/23 (a)	1,200,000	1,216,109
Series 2019-1A, Class C, 4.530% 3/20/23 (a)	1,620,000	1,628,389
Series 2018-1A, Class C, 4.730% 9/20/24 (a)	3,350,000	3,501,243
Carmax Auto Owner Trust, Series 2021-4, Class D
1.480% 3/15/28	2,209,000	2,165,755
CarMax Auto Owner Trust, Series 2020-4, Class D
1.750% 4/15/27	1,946,000	1,936,369
Carmax Auto Owner Trust, Series 2019-2, Class D, ABS
3.410% 10/15/25	615,000	629,270
Carvana Auto Receivables Trust
Series 2021-N1, Class D, 1.500% 1/10/28	9,087,000	9,070,750
Series 2021-P2, 1.880% 5/10/28 (a)	2,960,420	2,960,180
Series 2021-P3, Class D, 2.250% 9/11/28	7,695,000	7,575,999
Flagship Credit Auto Trust, Series 2019-1, Class C, ABS, 144A
3.600% 2/18/25 (a)	2,175,000	2,206,653
GM Financial Revolving Receivables Trust, Series 2021-1, Class C
1.670% 6/12/34 (a)	3,328,000	3,308,934
Santander Drive Auto Receivables Trust, Series 2020-4, Class D
1.480% 1/15/27	401,000	402,183
Santander Revolving Auto Loan Trust
Series 2019-A, Class C, 3.000% 1/26/32 (a)	439,000	454,885

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2019-A, Class D, 3.450% 1/26/32 (a)	$2,997,000	$3,067,367
Westlake Automobile Receivables Trust, Series 2021-1A, Class E
2.330% 8/17/26 (a)	6,774,000	6,723,429
		60,979,036
Commercial Mortgage-Backed Securities — 8.9%
BAMLL Commercial Mortgage Securities Trust
Series 2018-DSNY, Class C, 1 mo. USD LIBOR + 1.350% 1.460% FRN 9/15/34 (a)	570,000	562,883
Series 2019-BPR, Class CMP, 3.895% VRN 11/05/32 (a) (c)	2,280,000	2,283,215
Series 2019-BPR, Class DMP, 3.895% VRN 11/05/32 (a) (c)	3,050,000	2,972,317
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM,
5.430% VRN 1/12/45 (c)	161,588	159,994
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 1 mo. USD LIBOR + 1.500%
1.610% FRN 7/15/35 (a)	2,300,000	2,291,396
BSREP Commercial Mortgage Trust, Series 2021-DC, Class C, 1 mo. USD LIBOR + 1.550%
1.660% FRN 8/15/38 (a)	7,322,000	7,299,128
BX Commercial Mortgage Trust
Series 2020-BXLP, Class D, 1 mo. USD LIBOR + 1.250% 1.360% FRN 12/15/36 (a)	1,110,605	1,106,440
Series 2020-BXLP, Class E, 1 mo. USD LIBOR + 1.600% 1.710% FRN 12/15/36 (a)	6,095,799	6,069,141
Series 2018-IND, Class E, 1 mo. USD LIBOR + 1.700% 1.810% FRN 11/15/35 (a)	314,230	314,143
Series 2019-XL, Class E, 1 mo. USD LIBOR + 1.800% 1.910% FRN 10/15/36 (a)	1,687,250	1,684,150
Series 2021-SOAR, Class E, 1 mo. USD LIBOR + 1.800% 1.910% FRN 6/15/38 (a)	5,676,000	5,644,141
Series 2021-VOLT, Class E, 1 mo. USD LIBOR + 2.000% 2.110% FRN 9/15/36 (a)	7,174,000	7,111,237
Series 2019-XL, Class F, 1 mo. USD LIBOR + 2.000% 2.110% FRN 10/15/36 (a)	5,882,850	5,850,014
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class C, 1 mo. USD LIBOR + 1.450% 1.560% FRN 12/15/37 (a)	2,000,000	1,998,214
Series 2019-LIFE, Class E, 1 mo. USD LIBOR + 2.150% 2.260% FRN 12/15/37 (a)	2,835,008	2,831,589
COMM 2020-SBX Mortgage Trust, Series 2020-SBX, Class D,
2.321% VRN 1/10/38 (a) (c)	6,200,000	6,045,957
Credit Suisse Mortgage Capital Certificates

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2019-ICE4, Class D, 1 mo. USD LIBOR + 1.600% 1.710% FRN 5/15/36 (a)	$1,780,000	$1,773,335
Series 2019-ICE4, Class E, 1 mo. USD LIBOR + 2.150% 2.260% FRN 5/15/36 (a)	4,000,000	3,980,020
Extended Stay America Trust
Series 2021-ESH, Class B, 1 mo. USD LIBOR + 1.380% 1.490% FRN 7/15/38 (a)	7,162,737	7,162,734
Series 2021-ESH, Class C, 1 mo. USD LIBOR + 1.700% 1.810% FRN 7/15/38 (a)	6,466,359	6,466,356
Series 2021-ESH, Class D, 1 mo. USD LIBOR + 2.250% 2.360% FRN 7/15/38 (a)	4,974,123	4,974,126
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class C,
3.958% VRN 4/15/46 (c)	1,015,000	990,314
KIND Trust
Series 2021-KIND, Class B, 1 mo. USD LIBOR + 1.350% 1.460% FRN 8/15/38 (a)	4,250,000	4,228,758
Series 2021-KIND, Class C, 1 mo. USD LIBOR + 1.750% 1.860% FRN 8/15/38 (a)	4,400,000	4,372,513
KKR Industrial Portfolio Trust, Series 2021-KDIP, Class E, 1 mo. USD LIBOR + 1.550%
1.660% FRN 12/15/37 (a)	5,187,750	5,116,438
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800%
1.910% FRN 5/15/36 (a)	1,604,000	1,596,996
Life Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD LIBOR + 1.750%
1.860% FRN 3/15/38 (a)	2,714,000	2,683,476
MHC Commercial Mortgage Trust, Series 2021-MHC, Class E, 1 mo. USD LIBOR + 2.101%
2.211% FRN 4/15/38 (a)	5,910,000	5,900,760
MHP 2021-STOR
Series 2021-STOR, Class C, 1 mo. USD LIBOR + 1.050% 1.160% FRN 7/15/38 (a)	3,353,000	3,352,838
Series 2021-STOR, Class D, 1 mo. USD LIBOR + 1.350% 1.460% FRN 7/15/38 (a)	2,225,000	2,225,551
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class B
3.769% 2/15/46	2,340,000	2,347,962
Morgan Stanley Capital I Trust, Series 2012-STAR, Class D,
3.926% VRN 8/05/34 (a) (c)	2,300,000	2,286,437
One New York Plaza Trust

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2020-1NYP, Class C, 1 mo. USD LIBOR + 2.200% 2.310% FRN 1/15/36 (a)	$4,106,000	$4,117,472
Series 2020-1NYP, Class D, 1 mo. USD LIBOR + 2.750% 2.860% FRN 1/15/36 (a)	2,760,000	2,769,815
STWD Trust, Series 2021-FLWR, Class B, 1 mo. USD LIBOR + .926%
1.036% FRN 7/15/36 (a)	8,000,000	7,905,190
		128,475,050
Credit Card Asset-Backed Securities — 0.3%
Avant Credit Card Master Trust, Series 2021-1A, Class A
1.370% 4/15/27 (a)	4,200,000	4,145,849
Home Equity Asset-Backed Securities — 0.0%
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 1 mo. USD LIBOR + .480%
0.582% FRN 10/25/34 (a)	88,410	88,370
Other Asset-Backed Securities — 18.7%
321 Henderson Receivables LLC
Series 2006-1A, Class A1, 1 mo. USD LIBOR + .200% 0.310% FRN 3/15/41 (a)	47,582	47,393
Series 2006-3A, Class A1, 1 mo. USD LIBOR + .200% 0.310% FRN 9/15/41 (a)	59,573	58,482
AASET Trust, Series 2020-1A, Class B
4.335% 1/16/40 (a)	1,273,358	906,195
Adams Outdoor Advertising LP, Series 2018-1, Class A
4.810% 11/15/48 (a)	1,820,036	1,876,784
AIMCO CLO 10 Ltd., Series 2019-10A, Class AR, 3 mo. USD LIBOR + 1.060%
1.188% FRN 7/22/32 (a)	5,000,000	4,999,990
Apidos CLO XXVI, Series 2017-26A, Class A2R, 3 mo. USD LIBOR + 1.500%
1.622% FRN 7/18/29 (a)	3,500,000	3,499,989
Aqua Finance Trust, Series 2021-A, Class A
1.540% 7/17/46 (a)	6,550,985	6,480,448
Arbor Realty Commercial Real Estate Notes, Series 2018-FL1, Class A, 1 mo. USD LIBOR + 1.150%
1.260% FRN 6/15/28 (a)	880,000	879,722
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W10, Class M1, 1 mo. USD LIBOR + .900%
0.992% FRN 10/25/34	129,667	127,475

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
ASSURANT CLO Ltd., Series 2018-3A, Class BR, 3 mo. USD LIBOR + 1.550%
1.682% FRN 10/20/31 (a)	$2,352,000	$2,348,371
Bain Capital Credit CLO Ltd., Series 2016-2A, Class BRR, 3 mo. USD LIBOR + 1.550%
1.674% FRN 1/15/29 (a)	2,900,000	2,899,948
Ballyrock CLO Ltd., Series 2020-2A, Class A2R, 3 mo. USD LIBOR + 1.550%
1.682% FRN 10/20/31 (a)	4,700,000	4,688,203
Benefit Street Partners CLO XVII Ltd., Series 2019-17A, Class AR, 3 mo. USD LIBOR + 1.080%
1.204% FRN 7/15/32 (a)	4,000,000	3,998,464
BHG Securitization Trust, Series 2021-B, Class C
2.240% 10/17/34 (a)	3,736,000	3,653,100
BlueMountain Fuji US CLO I Ltd., Series 2017-1A, Class A1R, 3 mo. USD LIBOR + .980%
1.112% FRN 7/20/29 (a)	3,700,000	3,696,015
BRE Grand Islander Timeshare Issuer LLC
Series 2017-1A, Class A, 2.940% 5/25/29 (a)	237,783	241,317
Series 2017-1A, Class B, 3.240% 5/25/29 (a)	67,938	68,918
Series 2019-A, Class B, 3.780% 9/26/33 (a)	1,167,477	1,200,708
Business Jet Securities LLC
Series 2021-1A, Class A, 2.162% 4/15/36 (a)	3,413,200	3,351,699
Series 2020-1A, Class A, 2.981% 11/15/35 (a)	1,135,341	1,133,884
Canyon Capital CLO Ltd., Series 2017-1A, Class CR, 3 mo. USD LIBOR + 2.000%
2.124% FRN 7/15/30 (a)	1,540,000	1,537,790
Capital Automotive REIT
Series 2017-1A, Class A1, 3.870% 4/15/47 (a)	840,308	840,804
Series 2020-1A, Class B1, 4.170% 2/15/50 (a)	3,289,000	3,375,439
Castlelake Aircraft Securitization, Series 2019-1A, Class B
5.095% 4/15/39 (a)	707,996	666,421
Castlelake Aircraft Structured Trust, Series 2018-1, Class A
4.125% 6/15/43 (a)	1,987,561	1,946,894
Cbam CLO Management Cbam, Series 2018-6A, Class A1R, 3 mo. USD LIBOR + 1.270%
1.394% FRN 1/15/31 (a)	4,000,000	4,000,352
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, 3 mo. USD LIBOR + .980%
1.112% FRN 4/20/31 (a)	900,000	898,222
CF Hippolyta LLC, Series 2020-1, Class B1
2.280% 7/15/60 (a)	590,963	590,053
CIFC Funding Ltd.

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2017-2A, Class BR, 3 mo. USD LIBOR + 1.500% 1.632% FRN 4/20/30 (a)	$1,750,000	$1,750,014
Series 2017-4A, Class A2R, 3 mo. USD LIBOR + 1.550% 1.674% FRN 10/24/30 (a)	2,400,000	2,400,022
DataBank Issuer, Series 2021-1A, Class A2
2.060% 2/27/51 (a)	7,075,000	6,940,906
DB Master Finance LLC, Series 2017-1A, Class A2II
4.030% 11/20/47 (a)	962,500	998,527
Diamond Resorts Owner Trust
Series 2021-1A, Class B, 2.050% 11/21/33 (a)	4,378,208	4,371,685
Series 2018-1, Class A, 3.700% 1/21/31 (a)	161,135	164,105
Elara HGV Timeshare Issuer LLC
Series 2017-A, Class A, 2.690% 3/25/30 (a)	313,849	318,067
Series 2016-A, Class A, 2.730% 4/25/28 (a)	451,780	460,144
Series 2017-A, Class B, 2.960% 3/25/30 (a)	771,546	785,924
Series 2016-A, Class B, 3.220% 4/25/28 (a)	311,516	315,556
Series 2019-A, Class C, 3.450% 1/25/34 (a)	2,547,236	2,596,469
FCI Funding LLC, Series 2019-1A, Class A
3.630% 2/18/31 (a)	173,026	173,707
Firstkey Homes Trust, Series 2021, Class E2
2.489% 8/17/38 (a)	4,760,000	4,629,403
Flatiron CLO 17 Ltd., Series 2017-1A, Class AR, 3 mo. USD LIBOR + .980%
1.136% FRN 5/15/30 (a)	6,500,000	6,500,481
FNA VI LLC, Series 21-1A, Class A
1.350% 1/10/32 (a) (d)	13,116,392	12,974,584
Goldentree Loan Management US CLO 4 Ltd., Series 2019-4A, Class AR, 3 mo. USD LIBOR + 1.110%
1.234% FRN 4/24/31 (a)	4,350,000	4,350,165
Goodgreen Trust
Series 2019-2A, Class A, 2.760% 4/15/55 (a)	2,705,071	2,716,363
Series 2016-1A, Class A, 3.230% 10/15/52 (a)	1,014,186	1,040,195
Series 2019-1A, Class A, 3.860% 10/15/54 (a)	2,241,252	2,333,576
Series 2018-1A, Class A, 3.930% VRN 10/15/53 (a) (c)	3,109,930	3,229,030
GRACIE POINT INTERNATIONAL FUNDING 2021-1, Series 2021-1A, Class B, 1 mo. USD LIBOR + 1.400%
1.499% FRN 11/01/23 (a)	1,750,000	1,757,584
Hero Funding Trust
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	812,691	831,642
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	161,095	165,069
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	404,407	418,343
Series 2015-1A, Class A, 3.840% 9/21/40 (a)	259,336	268,594
Series 2017-2A, Class A2, 4.070% 9/20/48 (a)	130,946	135,635
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	1,036,806	1,088,815

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Hilton Grand Vacations Trust
Series 2019-AA, Class C, 2.840% 7/25/33 (a)	$1,317,930	$1,330,566
Series 2017-AA, Class B, 2.960% 12/26/28 (a)	276,749	280,091
Series 2018-AA, Class A, ABS, 144A, 3.540% 2/25/32 (a)	162,999	167,653
Horizon Aircraft Finance I Ltd., Series 2018-1, Class A
4.458% 12/15/38 (a)	818,575	794,103
Horizon Aircraft Finance II Ltd, Series 2019-1, Class A
3.721% 7/15/39 (a)	2,715,839	2,661,048
Horizon Aircraft Finance III Ltd.
Series 2019-2, Class A, 3.425% 11/15/39 (a)	2,213,330	2,167,323
Series 2019-2, Class B, 4.458% 11/15/39 (a)	1,757,143	1,633,953
Hotwire Funding LLC, Series 2021-1, Class B
2.658% 11/20/51 (a)	3,753,000	3,724,647
HPS Loan Management Ltd., Series 15A-19, Class A1, 3 mo. USD LIBOR + 1.320%
1.448% FRN 7/22/32 (a)	1,500,000	1,500,987
Kestrel Aircraft Fundig Limited, Series 2018-1A, Class A
4.250% 12/15/38 (a)	3,296,535	3,221,057
KKR CLO Ltd., Series 28A, Class A, 3 mo. USD LIBOR + 1.140%
1.343% FRN 3/15/31 (a)	1,100,000	1,099,392
KREF Ltd., Series 2021-FL2, Class AS, 1 mo. USD LIBOR + 1.300%
1.409% FRN 2/15/39 (a)	18,400,000	18,392,331
MACH 1 Cayman Ltd., Series 2019-1, Class A
3.474% 10/15/39 (a)	1,998,856	1,955,967
Marlette Funding Trust, Series 2019-2A, Class B
3.530% 7/16/29 (a)	436,951	438,531
Milos CLO Ltd., Series 2017-1A, Class AR, 3 mo. USD LIBOR + 1.070%
1.202% FRN 10/20/30 (a)	3,250,000	3,250,010
Mosaic Solar Loans LLC
Series 2018-2GS, Class A, 4.200% 2/22/44 (a)	781,056	831,585
Series 2017-1A, Class A, 4.450% 6/20/42 (a)	144,769	151,509
Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class BR, 3 mo. USD LIBOR + 1.500%
1.624% FRN 4/19/30 (a)	500,000	500,056
Neuberger Berman Loan Advisers CLO 25 Ltd., Series 2017-25A, Class BR, 3 mo. USD LIBOR + 1.350%
1.472% FRN 10/18/29 (a)	6,950,000	6,914,131
New Residential Advance Receivables Trust, Series 2020-T1, Class ET1
5.467% 8/15/53 (a)	1,651,000	1,642,926
Newark BSL CLO 2 Ltd., Series 2017-1A, Class A2R, 3 mo. USD LIBOR + 1.400%
1.524% FRN 7/25/30 (a)	1,375,000	1,372,176

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
NP SPE II LLC, Series 2017-1A, Class A1
3.372% 10/21/47 (a)	$599,695	$609,824
NRZ Advance Receivables Trust, Series 2020-T3, Class DT3
2.458% 10/15/52 (a)	1,552,200	1,541,995
Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class A3
2.260% 11/20/50 (a)	2,507,000	2,462,722
Orange Lake Timeshare Trust
Series 2016-A, Class B, 2.910% 3/08/29 (a)	384,768	387,783
Series 2018-A, Class C, 3.740% 11/08/30 (a)	304,697	308,639
Oxford Finance Funding LLC, Series 2020-1A, Class B
4.037% 2/15/28 (a)	1,750,000	1,781,725
Oxford Finance Funding Trust, Series 2020-1A, Class A2
3.101% 2/15/28 (a)	1,994,000	2,015,570
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A
3.967% 6/15/44 (a)	1,554,327	1,538,345
Planet Fitness Master Issuer LLC
Series 2018-1A, Class A2I, 4.262% 9/05/48 (a)	2,515,500	2,473,723
Series 2018-1A, Class A2II, 4.666% 9/05/48 (a)	8,159,895	8,333,683
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 2.850%
2.952% FRN 2/25/23 (a)	1,140,000	1,142,878
Rad CLO 1 Ltd., Series 2018-1A, Class BR, 3 mo. USD LIBOR + 1.400%
1.524% FRN 7/15/31 (a)	2,650,000	2,650,019
RAMP Trust, Series 2005-EFC1, Class M5, 1 mo. USD LIBOR + .650%
1.077% FRN 5/25/35	3,777,846	3,765,402
Rockford Tower CLO Ltd.
Series 2017-3A, Class A, 3 mo. USD LIBOR + 1.190% 1.322% FRN 10/20/30 (a)	1,750,000	1,749,092
Series 2017-2A, Class BR, 3 mo. USD LIBOR + 1.500% 1.624% FRN 10/15/29 (a)	2,250,000	2,250,094
RRAM., Series 2018-3A, Class A1R2, 3 mo. USD LIBOR + 1.090%
1.214% FRN 1/15/30 (a)	2,875,000	2,875,066
SBA Tower Trust, Series 2014-2A, Class C,
3.869% STEP 10/15/49 (a)	2,330,000	2,412,449
Sierra Receivables Funding LLC
Series 2017-1A, Class A, 2.910% 3/20/34 (a)	165,862	165,862
Series 2019-3A, Class C, 3.000% 8/20/36 (a)	1,925,252	1,947,692
Series 2020-2A, Class C, 3.510% 7/20/37 (a)	403,972	410,762
Series 2019-1A, Class C, 3.770% 1/20/36 (a)	521,902	534,027
Sierra Timeshare 2021-1 Receivables Funding LLC, Series 2021-1A, Class C
1.790% 11/20/37 (a)	1,171,520	1,170,612
SoFi Consumer Loan Program Trust
Series 2020-1, Class D, 2.940% 1/25/29 (a)	4,000,000	4,056,652

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2019-3, Class D, 3.890% 5/25/28 (a)	$5,747,000	$5,835,779
Store Master Funding I-VII, Series 2018-1A, Class A3
4.400% 10/20/48 (a)	3,081,750	3,145,926
Structured Asset Investment Loan Trust, Series 2004-11, Class M1, 1 mo. USD LIBOR + .930%
1.032% FRN 1/25/35	5,790,895	5,687,366
TAL Advantage VII LLC, Series 2020-1A, Class B
3.290% 9/20/45 (a)	2,953,750	2,956,782
Terwin Mortgage Trust, Series 2006-5, Class 1A2B, 1 mo. USD LIBOR + .420%
0.522% FRN 7/25/37 (a)	1,890,457	1,879,153
Thrust Engine Leasing, Series 2021-1A, Class A
4.163% 7/15/40 (a)	4,245,956	4,252,484
TICP CLO XI Ltd., Series 2018-11A, Class A, 3 mo. USD LIBOR + 1.180%
1.312% FRN 10/20/31 (a)	2,450,000	2,450,049
Trafigura Securitisation Finance PLC, Series 2021-1A, Class B
1.780% 1/15/25 (a)	7,048,000	6,946,509
Treman Park CLO Ltd., Series 2015-1A, Class ARR, 3 mo. USD LIBOR + 1.070%
1.202% FRN 10/20/28 (a)	1,327,593	1,327,619
Trinity Rail Leasing LP, Series 2019-1A, Class A
3.820% 4/17/49 (a)	3,492,486	3,586,673
Vantage Data Centers LLC, Series 2020-1A, Class A2
1.645% 9/15/45 (a)	2,475,000	2,429,900
VERDE CLO Ltd., Series 2019-1A, Class AR, 3 mo. USD LIBOR + 1.100%
1.224% FRN 4/15/32 (a)	2,500,000	2,497,547
VSE VOI Mortgage LLC, Series 2016-A, Class B
2.740% 7/20/33 (a)	200,302	200,259
Welk Resorts LLC, Series 2017-AA, Class B
3.410% 6/15/33 (a)	739,975	748,004
Westgate Resorts LLC, Series 2018-1A, Class A
3.380% 12/20/31 (a)	158,901	159,546
Willis Engine Structured Trust IV, Series 2018-A, Class A,
4.750% STEP 9/15/43 (a)	1,557,066	1,525,793
		269,971,732
Student Loans Asset-Backed Securities — 4.2%
Access Group, Inc., Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500%
1.602% FRN 7/25/58 (a)	630,000	584,089
Chase Education Loan Trust, Series 2007-A, Class B, 3 mo. USD LIBOR + .220%
0.440% FRN 3/28/68	500,763	454,386

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
College Avenue Student Loans LLC
Series 2018-A, Class A1, 1 mo. USD LIBOR + 1.200% 1.303% FRN 12/26/47 (a)	$1,521,505	$1,536,236
Series 2017-A, Class A1, FRN, 1 mo. USD LIBOR + 1.650% 1.753% FRN 11/26/46 (a)	570,671	580,777
Series 2021-A, Class B, 2.320% 7/25/51 (a)	9,124,000	9,063,749
Series 2019-A, Class B, 3.810% 12/28/48 (a)	1,770,820	1,800,525
College Loan Corp. Trust, Series 2005-2, Class B, 3 mo. USD LIBOR + .490%
0.614% FRN 1/15/37	533,037	491,375
Commonbond Student Loan Trust
Series 2017-AGS, Class B, 3.470% 5/25/41 (a)	492,659	489,383
Series 2018-AGS, Class C, 3.820% 2/25/44 (a)	140,547	140,215
Series 2018-BGS, Class C, 4.120% 9/25/45 (a)	114,274	115,342
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	54,950	55,121
Series 2017-AGS, Class C, 5.280% 5/25/41 (a)	189,332	195,459
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B
2.500% 1/25/30 (a)	159,956	159,513
DRB Prime Student Loan Trust
Series 2017-C, Class B, 2.950% 11/25/42 (a)	689,625	701,493
Series 2017-B, Class CFX, 3.610% 8/25/42 (a)	688,402	696,219
EdLinc Student Loan Funding, Series 2017-A, Class A, PRIME - 1.150%
2.100% FRN 12/01/47 (a)	1,292,007	1,297,890
EDvestinU Private Education Loan Issue No 1 LLC, Series 2019-A, Class A
3.580% 11/25/38 (a)	981,408	1,005,993
ELFI Graduate Loan Program LLC, Series 2018-A, Class B
4.000% 8/25/42 (a)	371,424	382,087
Goal Capital Funding Trust, Series 2010-1, Class A, 3 mo. USD LIBOR + .700%
0.880% FRN 8/25/48 (a)	85,138	85,143
Goal Structured Solutions Trust, Series 2015-1, Class B, ABS, FRN, 144A, 1 mo. USD LIBOR + 1.500%
1.603% FRN 9/25/43 (a)	100,000	99,934
Higher Education Funding I, Series 2004-1, Class B1,
FRN 1/01/44 (a) (c)	950,000	851,332
Laurel Road Prime Student Loan Trust
Series 2019-A, Class BFX, 3.000% 10/25/48 (a)	1,210,820	1,221,649
Series 2018-B, Class BFX, 3.720% 5/26/43 (a)	546,147	553,451
Navient Private Education Refi Loan Trust, Series 2020-BA, Class B
2.770% 1/15/69 (a)	6,200,000	6,251,245
Navient Student Loan Trust, Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500%
1.602% FRN 7/25/52	1,100,000	1,095,119

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Nelnet Private Education Loan Trust, Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750%
1.853% FRN 12/26/40 (a)	$91,173	$91,236
Nelnet Student Loan Trust
Series 2006-2, Class B, 3 mo. USD LIBOR + .200% 0.324% FRN 1/25/38	840,279	766,336
Series 2006-3, Class B, 3 mo. USD LIBOR + .250% 0.461% FRN 6/25/41	1,389,112	1,283,862
Series 2012-4A, Class B, 1 mo. USD LIBOR + 1.000% 1.103% FRN 7/26/49 (a)	900,000	852,336
Series 2018-5A, Class B, 1 mo. USD LIBOR + 1.450% 1.553% FRN 2/25/67 (a)	1,000,000	995,805
Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500% 1.603% FRN 6/25/54 (a)	395,000	395,000
SLC Student Loan Trust
Series 2005-1, Class B, 3 mo. USD LIBOR + .200% 0.354% FRN 2/15/45	490,299	459,782
Series 2006-1, Class B, ABS, FRN, 3 mo. USD LIBOR + .210% 0.413% FRN 3/15/55	1,723,333	1,589,858
Series 2006-2, Class B, 3 mo. USD LIBOR + .230% 0.433% FRN 12/15/39	1,293,415	1,172,250
Series 2005-3, Class B, 3 mo. USD LIBOR + .250% 0.453% FRN 6/15/55	1,063,187	982,612
SLM Student Loan Trust
Series 2005-4, Class B, 3 mo. USD LIBOR + .180% 0.304% FRN 7/25/55	550,181	518,589
Series 2006-7, Class B, 3 mo. USD LIBOR + .200% 0.324% FRN 1/27/42	2,911,071	2,726,717
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 0.334% FRN 10/25/40	445,628	418,718
Series 2005-5, Class B, ABS, FRN, 3 mo. USD LIBOR + .250% 0.374% FRN 10/25/40	551,065	521,570
Series 2005-6, Class B, 3 mo. USD LIBOR + .290% 0.414% FRN 1/25/44	2,680,017	2,525,067
Series 2003-14, Class A6, 3 mo. USD LIBOR + .300% 0.424% FRN 7/25/25	12,587	12,576
Series 2005-9, Class B, 3 mo. USD LIBOR + .300% 0.424% FRN 1/25/41	1,457,210	1,377,046
Series 2005-8, Class B, 3 mo. USD LIBOR + .310% 0.434% FRN 1/25/55	393,995	375,435
Series 2004-8, Class B, 3 mo. USD LIBOR + .460% 0.584% FRN 1/25/40	854,191	810,895
Series 2004-1 Class B, 3 mo. USD LIBOR + .500% 0.624% FRN 7/25/39	408,696	388,757
Series 2003-4, Class B, 3 mo. USD LIBOR + .650% 0.853% FRN 6/15/38	276,079	262,374
Series 2003-11, Class B, 3 mo. USD LIBOR + .650% 0.853% FRN 12/15/38	1,022,120	979,774
SMB Private Education Loan Trust
Series 2015-A, Class A2B, 1 mo. USD LIBOR + 1.000% 1.110% FRN 6/15/27 (a)	1,351	1,351
Series 2016-C, Class A2B, 1 mo. USD LIBOR + 1.100% 1.210% FRN 9/15/34 (a)	112,843	113,752
2015-A CLASS, 1 mo. USD LIBOR + 1.500% 1.610% FRN 2/17/32 (a)	900,000	901,940
Series 2014-A, Class B, 4.000% 9/15/42 (a)	1,250,000	1,274,612
Series 2015-C, Class C, 4.500% 9/17/46 (a)	1,710,000	1,778,702

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SoFi Alternative Trust, Series 2019-C, Class PT,
5.431% VRN 1/25/45 (a) (c)	$2,809,942	$2,966,119
SoFi Professional Loan Program LLC
Series 2016-D, Class A1, 1 mo. USD LIBOR + .950% 1.053% FRN 1/25/39 (a)	15,069	15,072
Series 2016-B, Class A1, 1 mo. USD LIBOR + 1.200% 1.303% FRN 6/25/33 (a)	84,035	84,199
Sofi Professional Loan Program LLC, Series 2019-A, Class BFX, ABS, 144A
4.110% 6/15/48 (a)	870,000	894,759
SoFi Professional Loan Program LLC, Series 2017-C, Class C,
4.210% VRN 7/25/40 (a) (c)	2,410,000	2,440,585
Wachovia Student Loan Trust, Series 2005-1, Class B, ABS, FRN, 3 mo. USD LIBOR + .300%
0.424% FRN 10/25/40	446,953	415,213
		60,300,624
Whole Loan Collateral Collateralized Mortgage Obligations — 8.1%
Angel Oak Mortgage Trust
Series 2020-5, Class A2, 1.579% VRN 5/25/65 (a) (c)	1,223,596	1,223,540
Series 2020-5, Class A3, 2.041% VRN 5/25/65 (a) (c)	1,114,990	1,115,952
Series 2021-1, Class M1, 2.215% VRN 1/25/66 (a) (c)	2,290,000	2,278,920
Series 2021-3, Class M1, 2.479% VRN 5/25/66 (a) (c)	6,583,000	6,568,588
Bank of America Mortgage Securities, Series 2004-G, Class 2A7,
2.499% VRN 8/25/34 (c)	14,762	14,551
Citigroup Mortgage Loan Trust
Series 2019-IMC1, Class A3, 3.030% VRN 7/25/49 (a) (c)	793,737	792,953
Series 2019-IMC1, Class M1, 3.170% VRN 7/25/49 (a) (c)	4,899,000	4,931,134
Credit Suisse Mortgage Capital Certificates, Series 2021-NQM4, Class M1,
2.472% VRN 5/25/66 (a) (c)	7,095,350	7,030,868
Credit Suisse Mortgage Trust, Series 2021-NQM2, Class A3,
1.538% VRN 2/25/66 (a) (c)	6,025,116	6,011,491
Deephaven Residential Mortgage Trust, Series 2021-1, Class A3,
1.128% VRN 5/25/65 (a) (c)	2,344,374	2,320,825
Flagstar Mortgage Trust, Series 2021-6INV, Class A18,
2.500% VRN 8/25/51 (a) (c)	4,703,075	4,667,435
FWD Securitization Trust, Series 2020-INV1, Class M1,
2.850% VRN 1/25/50 (a) (c)	1,804,000	1,815,578
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IIA2,
2.240% VRN 2/25/34 (c)	49,499	48,550
MFRA Trust
Series 2021-NQM2, Class A3, 1.472% VRN 11/25/64 (a) (c)	3,851,300	3,817,664
Series 2020-NQM1, Class A3, 2.300% VRN 8/25/49 (a) (c)	791,862	794,070

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
New Residential Mortgage Loan Trust, Series 2020-NQM1, Class M1,
3.207% VRN 1/26/60 (a) (c)	$2,252,000	$2,272,805
NewRez Warehouse Securitization Trust, Series 2021-1, Class C, 1 mo. USD LIBOR + 1.050%
1.152% FRN 5/25/55 (a)	6,739,000	6,740,601
NLT Trust, Series 2021-INV2, Class A3,
1.520% VRN 8/25/56 (a) (c)	7,147,754	7,090,244
OBX Trust, Series 2020-INV1, Class A21,
3.500% VRN 12/25/49 (a) (c)	1,480,083	1,507,183
Oceanview Trust 2021-EBO1, Series 2021-1, Class M3,
3.090% VRN 12/29/51 (a) (c)	5,000,000	4,997,018
Onslow Bay Financial LLC
Series 2021-NQM3, Class A3, 1.362% VRN 7/25/61 (a) (c)	6,712,159	6,652,321
Series 2021-NQM1, Class M1, 2.219% VRN 2/25/66 (a) (c)	2,501,000	2,470,263
Shellpoint Co-Originator Trust, Series 2016-1, Class 2A3,
3.000% VRN 10/25/31 (a) (c)	237,503	239,810
STAR Trust, Series 2021-1, Class A3,
1.528% VRN 5/25/65 (a) (c)	5,177,911	5,159,811
Starwood Mortgage Residential Trust, Series 2021-3, Class M1,
2.491% VRN 6/25/56 (a) (c)	5,582,000	5,566,827
Starwood Mortgage Residential Trust
Series 2021-3, Class A3, 1.518% VRN 6/25/56 (a) (c)	5,304,651	5,272,036
Series 2020-INV1, Class M1, 2.501% 11/25/55 (a)	2,500,000	2,501,316
Series 2020-1, Class M1, 2.878% VRN 2/25/50 (a) (c)	4,700,000	4,729,543
Series 2019-INV1, Class A3, 2.916% VRN 9/27/49 (a) (c)	3,445,803	3,467,308
TRK Trust, Series 2021-INV1, Class M1,
2.585% VRN 7/25/56 (a) (c)	1,222,000	1,213,406
Verus Securitization Trust
Series 2021-5, Class A3, 1.373% VRN 9/25/66 (a) (c)	2,537,259	2,515,838
Series 2021-1, Class M1, 1.968% VRN 1/25/66 (a) (c)	2,247,000	2,233,106
Series 2019-INV2, Class A3, 3.219% VRN 7/25/59 (a) (c)	2,870,802	2,888,080
Series 2019-INV3, Class M1, 3.279% VRN 11/25/59 (a) (c)	2,129,000	2,147,503
Series 2020-4, Class M1, 3.291% VRN 5/25/65 (a) (c)	3,602,000	3,650,659
		116,747,797

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $642,762,021)		640,708,458

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (e) — 1.6%
Pass-Through Securities — 0.0%
Federal Home Loan Mortgage Corp. Pool #1Q0239, 1 year CMT + 2.200% 2.325% 3/01/37	$89,709	$94,054
Federal National Mortgage Association Pool #775539 12 mo. USD LIBOR + 1.641% 1.891% 5/01/34	15,007	15,534
Government National Mortgage Association Pool #507545 7.500% 8/15/29	21,580	24,551
		134,139
Whole Loans — 1.6%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2020-DNA6, Class M1, SOFR30A + .900% 0.950% FRN 12/25/50 (a)	764,545	764,343
Series 2018-DNA2, Class M2AS, 1 mo. USD LIBOR + .950% 1.053% FRN 12/25/30 (a)	4,605,000	4,593,541
Series 2021-DNA6, Class M2, SOFR30A + 1.500% 1.550% FRN 10/25/41 (a)	9,285,000	9,284,997
Series 2021-DNA1, Class M2, SOFR30A + 1.800% 1.850% FRN 1/25/51 (a)	2,566,000	2,572,081
Series 2018-DNA3, Class M2A, 1 mo. USD LIBOR + 2.100% 2.203% FRN 9/25/48 (a)	3,100,000	3,124,667
Series 2021-DNA2, Class M2, SOFR30A + 2.300% 2.350% FRN 8/25/33 (a)	2,024,000	2,061,151
		22,400,780

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $22,497,346)		22,534,919

TOTAL BONDS & NOTES (Cost $1,417,030,044)		1,410,717,186

TOTAL PURCHASED OPTIONS (#) — 0.1% (Cost $1,842,046)		1,648,654

	Number of Shares
MUTUAL FUNDS — 0.1%
Diversified Financial Services — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (f)	1,694,178	1,694,178

TOTAL MUTUAL FUNDS (Cost $1,694,178)		1,694,178

TOTAL LONG-TERM INVESTMENTS (Cost $1,420,566,268)		1,414,060,018

	Principal Amount
SHORT-TERM INVESTMENTS — 0.9%
Commercial Paper — 0.9%
CenterPoint Energy, Inc.
0.446% 1/11/22 (a)	$3,000,000	2,999,826
Enbridge (us), Inc.
0.385% 1/21/22 (a)	4,000,000	3,999,431
Mohawk Industries, Inc.
0.304% 1/07/22 (a)	5,000,000	4,999,844
Tampa Electric Co.
0.355% 1/10/22 (a)	1,000,000	999,977
		12,999,078

TOTAL SHORT-TERM INVESTMENTS (Cost $12,998,451)		12,999,078

TOTAL INVESTMENTS — 98.9% (Cost $1,433,564,719) (g)		1,427,059,096

Other Assets/(Liabilities) — 1.1%		16,319,833

NET ASSETS — 100.0%		$1,443,378,929

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

Abbreviation Legend

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
STEP	Step Up Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2021, the aggregate market value of these securities amounted to $983,448,301 or 68.14% of net assets.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2021, was $1,661,720 or 0.12% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. (Note 2).
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2021.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2021, these securities amounted to a value of $12,974,584 or 0.90% of net assets.
(e)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

(#) Interest Rate Swaptions Purchased
			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC	12/13/32	3-Month USD LIBOR BBA	Quarterly	2.44%##	Semi-Annually	USD	800,000	$68,712	$39,994	$28,718
10-Year Interest Rate Swap, 12/15/42	JPMorgan Chase Bank N.A.	12/13/32	3-Month USD LIBOR BBA	Quarterly	2.44%##	Semi-Annually	USD	1,958,250	168,187	189,000	(20,813)
									236,899	228,994	7,905
Put
10-Year Interest Rate Swap, 2/02/43	Credit Suisse International	1/31/33	3.11%##	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	11,880,000	$376,121	$569,052	$(192,931)
10-Year Interest Rate Swap, 12/15/42	JPMorgan Chase Bank N.A.	12/13/32	2.94%##	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	22,790,000	798,149	803,000	(4,851)
10-Year Interest Rate Swap, 2/02/43	JPMorgan Chase Bank N.A.	1/31/33	3.11%##	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	7,500,000	237,485	241,000	(3,515)
									1,411,755	1,613,052	(201,297)
									$1,648,654	$1,842,046	$(193,392)

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Note 10 Year	3/22/22	337	$43,837,405	$130,564
U.S. Treasury Note 2 Year	3/31/22	2,510	547,706,272	(94,863)
				$35,701
Short
U.S. Treasury Ultra 10 Year	3/22/22	144	$(21,032,283)	$(54,717)
U.S. Treasury Note 5 Year	3/31/22	3,375	(407,898,274)	(397,626)
				$(452,343)

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
3-Month USD LIBOR BBA	Quarterly	Fixed 1.047%	Semi-Annually	11/22/24	USD	60,500,000	$(151,349)	$—	$(151,349)
3-Month USD LIBOR BBA	Quarterly	Fixed 1.143%	Semi-Annually	12/14/24	USD	129,000,000	(15,399)	—	(15,399)
3-Month USD LIBOR BBA	Quarterly	Fixed 1.174%	Semi-Annually	1/04/25	USD	145,000,000	50,843	—	50,843
							$(115,905)	$—	$(115,905)

## Exercise Rate.

Currency Legend

USD	U.S. Dollar

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments

December 31, 2021 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 86.7%

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 49.0%
Automobile Asset-Backed Securities — 3.4%
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class C
4.530% 3/20/23 (a)	$1,115,000	$1,120,774
Carvana Auto Receivables Trust
Series 2020-N3, Class B, 0.660% 6/12/28	7,933,000	7,862,576
Series 2021-P2, 1.880% 5/10/28 (a)	805,297	805,232
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class A
3.430% 12/16/24 (a)	24,431	24,440
Westlake Automobile Receivables Trust, Series 2020-3A, Class D
1.650% 2/17/26 (a)	2,779,000	2,778,878
		12,591,900
Commercial Mortgage-Backed Securities — 3.0%
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 1 mo. USD LIBOR + 1.500%
1.610% FRN 7/15/35 (a)	1,150,000	1,145,698
BX Commercial Mortgage Trust
Series 2020-BXLP, Class E, 1 mo. USD LIBOR + 1.600% 1.710% FRN 12/15/36 (a)	1,002,049	997,667
Series 2018-IND, Class E, 1 mo. USD LIBOR + 1.700% 1.810% FRN 11/15/35 (a)	245,455	245,388
Series 2019-XL, Class F, 1 mo. USD LIBOR + 2.000% 2.110% FRN 10/15/36 (a)	2,082,500	2,070,876
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 1 mo. USD LIBOR + 1.750%
1.860% FRN 12/15/37 (a)	250,836	250,533
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, 1 mo. USD LIBOR + 1.600%
1.710% FRN 5/15/36 (a)	6,000,000	5,977,534

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800%
1.910% FRN 5/15/36 (a)	$389,000	$387,301
		11,074,997
Home Equity Asset-Backed Securities — 1.4%
ABFC Trust, Series 2005-WF1, Class M1, 1 mo. USD LIBOR + .540%
0.642% FRN 11/25/34	514,907	514,435
Centex Home Equity Loan Trust, Series 2006-A, Class M1, 1 mo. USD LIBOR + .450%
0.552% FRN 6/25/36	837,779	832,901
Home Equity Asset Trust, Series 2005-9, Class M1, 1 mo. USD LIBOR + .615%
0.717% FRN 4/25/36	2,505,113	2,487,608
Option One Mortgage Loan Trust Asset-Backed Certificates, Series 2005-5, Class M1, 1 mo. USD LIBOR + .585%
0.687% FRN 12/25/35	1,403,866	1,402,992
		5,237,936
Other Asset-Backed Securities — 24.5%
321 Henderson Receivables LLC, Series 2006-3A, Class A1, 1 mo. USD LIBOR + .200%
0.310% FRN 9/15/41 (a)	64,041	62,869
Affirm Asset Securitization Trust
Series 2021-Z1, Class A, 1.070% 8/15/25 (a)	2,209,046	2,204,698
Series 2021-Z2, Class A, 1.170% 11/16/26 (a)	2,250,000	2,246,065
Series 2020-Z2, Class A, 1.900% 1/15/25 (a)	2,846,996	2,860,888
Series 2020-A, Class A, 2.100% 2/18/25 (a)	7,757,000	7,782,292
Series 2020-Z1, Class A, 3.460% 10/15/24 (a)	1,097,072	1,114,399
Series 2021-A, Class D, 3.490% 8/15/25 (a)	2,100,000	2,111,561
Series 2020-A, Class B, 3.540% 2/18/25 (a)	1,250,000	1,258,010
Arbor Realty Commercial Real Estate Notes, Series 2018-FL1, Class A, 1 mo. USD LIBOR + 1.150%
1.260% FRN 6/15/28 (a)	920,000	919,710
BHG Securitization Trust, Series 2021-B, Class A
0.900% 10/17/34 (a)	2,032,533	2,020,581
Citigroup Mortgage Loan Trust, Series 2006-WFH2, Class M1, 1 mo. USD LIBOR + .405%
0.508% FRN 8/25/36	1,916,080	1,915,217
Crossroads Asset Trust, Series 2021-A, Class A2
0.820% 3/20/24 (a)	627,342	627,676

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
FCI Funding LLC
Series 2021-1A, Class A, 1.130% 4/15/33 (a)	$3,751,836	$3,731,688
Series 2021-1A, Class B, 1.530% 4/15/33 (a)	2,500,961	2,489,170
First Franklin Mortgage Loan Trust
Series 2006-FF15, Class A5, 1 mo. USD LIBOR + .160% 0.262% FRN 11/25/36	756,135	741,823
Series 2005-FF9, Class A4, 1 mo. USD LIBOR + .720% 0.822% FRN 10/25/35	700,139	698,070
FNA VI LLC, Series 21-1A, Class A
1.350% 1/10/32 (a) (b)	4,764,601	4,713,089
FREED ABS Trust
Series 2021-2, Class A, 0.680% 6/19/28 (a)	1,233,137	1,232,864
Series 2021-2, Class B, 1.030% 6/19/28 (a)	2,652,000	2,641,509
Gracie Point International Funding, Series 2021-1A, Class A, 1 mo. USD LIBOR + .750%
0.849% FRN 11/01/23 (a)	4,266,324	4,276,269
JP Morgan Mortgage Acquisition Trust, Series 2007-CH3, Class A5, 1 mo. USD LIBOR + .260%
0.362% FRN 3/25/37	393,144	388,056
LCM Ltd., Series 19A, Class AR, 3 mo. USD LIBOR + 1.240%
1.364% FRN 7/15/27 (a)	557,700	557,908
Lendingpoint Asset Securitization, Series 2021-A, Class B
1.110% 2/15/29 (a)	5,437,049	5,422,026
Lendmark Funding Trust, Series 2019-2A, Class A
2.780% 4/20/28 (a)	3,655,000	3,708,414
Long Beach Mortgage Loan Trust, Series 2006-WL1, Class 2A4, 1 mo. USD LIBOR + .680%
0.782% FRN 1/25/46	240,549	240,549
Marlette Funding Trust
Series 2020-1A, Class B, 2.380% 3/15/30 (a)	3,380,355	3,392,509
Series 2019-4A, Class A, 2.390% 12/17/29 (a)	181,858	182,016
Series 2019-4A, Class B, 2.950% 12/17/29 (a)	2,250,000	2,267,071
Series 2019-2A, Class B, 3.530% 7/16/29 (a)	902,107	905,368
New Residential Advance Receivables Trust Advance Receivables Backed
Series 2020-T1, Class BT1, 1.823% 8/15/53 (a)	1,000,000	996,408
Series 2020-T1, Class DT1, 3.011% 8/15/53 (a)	1,510,000	1,504,367
NP SPE II LLC, Series 2019-1A, Class A1
2.574% 9/20/49 (a)	232,206	230,590
NRZ Advance Receivables Trust, Series 2020-T3, Class CT3
1.814% 10/15/52 (a)	579,000	573,945
Onemain Financial Issuance Trust, Series 2018-1A, Class A
3.300% 3/14/29 (a)	1,056,114	1,057,572
Orange Lake Timeshare Trust

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2016-A, Class A, 2.610% 3/08/29 (a)	$404,795	$408,189
Series 2016-A, Class B, 2.910% 3/08/29 (a)	536,387	540,590
Pagaya AI Debt Selection Trust, Series 2021-3, Class A
1.150% 5/15/29 (a)	5,994,344	5,970,134
Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2I
4.262% 9/05/48 (a)	2,515,500	2,473,723
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 2.850%
2.952% FRN 2/25/23 (a)	270,000	270,682
RAMP Series Trust, Series 2006-RZ4, Class A3, 1 mo. USD LIBOR + .270%
0.372% FRN 10/25/36	1,313,837	1,311,528
Sierra Receivables Funding LLC
Series 2019-3A, Class C, 3.000% 8/20/36 (a)	1,128,898	1,142,056
Series 2019-1A, Class C, 3.770% 1/20/36 (a)	321,171	328,632
Series 2018-1A, Class B, 4.036% 4/20/35	339,552	346,051
Series 2019-3A, Class D, 4.180% 8/20/36 (a)	283,187	286,076
Series 2019-1A, Class D, 4.750% 1/20/36 (a)	206,084	210,485
Structured Asset Investment Loan Trust, Series 2005-2, Class M2, 1 mo. USD LIBOR + .735%
0.837% FRN 3/25/35	1,101,428	1,098,229
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-BC6, Class A4, 1 mo. USD LIBOR + .170% 0.272% FRN 1/25/37	345,581	343,753
Series 2006-WF1, Class M4, 1 mo. USD LIBOR + .645% 0.747% FRN 2/25/36	594,326	594,031
Upstart Securitization Trust
Series 2021-4, Class A, 0.840% 9/20/31 (a)	8,247,707	8,168,262
Series 2020-3, Class A, 1.702% 11/20/30 (a)	1,481,045	1,485,459
		92,053,127
Student Loans Asset-Backed Securities — 7.5%
Chase Education Loan Trust, Series 2007-A, Class A4, 3 mo. USD LIBOR + .100%
0.320% FRN 3/28/68	1,918,977	1,875,363
College Loan Corp. Trust, Series 2005-2, Class B, 3 mo. USD LIBOR + .490%
0.614% FRN 1/15/37	269,324	248,274
Commonbond Student Loan Trust
Series 2019-AGS, Class A2, 1 mo. USD LIBOR + .900% 1.002% FRN 1/25/47 (a)	694,995	695,702
Series 2021-AGS, Class B, 1.400% 3/25/52 (a)	304,953	300,337
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	14,235	14,279

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
DRB Prime Student Loan Trust
Series 2017-C, Class A1, 1 mo. USD LIBOR + .550% 0.652% FRN 11/25/42 (a)	$69,197	$69,019
Series 2017-A, Class A1, 1 mo. USD LIBOR + .850% 0.953% FRN 5/27/42 (a)	709,916	$710,871
EdLinc Student Loan Funding Trust, Series 2017-A, Class A, PRIME-1.150%
2.100% FRN 12/01/47 (a)	229,181	230,224
Edsouth Indenture, No.10 LLC, Series 2015-2, Class B, 1 mo. USD LIBOR + 1.500%
1.603% FRN 12/25/58 (a)	750,000	749,696
ELFI Graduate Loan Program LLC, Series 2018-A, Class A1, 1 mo. USD LIBOR + .750%
0.853% FRN 8/25/42 (a)	905,560	906,055
Goal Capital Funding Trust, Series 2010-1, Class A, 3 mo. USD LIBOR + .700%
0.880% FRN 8/25/48 (a)	154,465	154,474
JP Morgan Student Loan Trust, Series 2007-A, Class B, 3 mo. USD LIBOR + .350%
0.482% FRN 6/28/39 (a)	247,315	228,153
KeyCorp Student Loan Trust, Series 2005-A, Class 2B, 3 mo. USD LIBOR + .730%
0.950% FRN 9/27/38	589,780	589,696
Laurel Road Prime Student Loan Trust
Series 2019-A, Class A1FX, 2.340% 10/25/48 (a)	216,287	217,818
Series 2018-B, Class A2FX, 3.540% 5/26/43 (a)	1,073,081	1,089,089
Navient Private Education Refi Loan Trust
Series 2021-A, Class A, 0.840% 5/15/69 (a)	7,331,048	7,221,399
Series 2020-HA, Class A, 1.310% 1/15/69 (a)	1,956,121	1,950,383
Navient Student Loan Trust, Series 2016-7A, Class A, 1 mo. USD LIBOR + 1.150%
1.253% FRN 3/25/66 (a)	1,387,771	1,419,309
Nelnet Private Education Loan Trust, Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750%
1.853% FRN 12/26/40 (a)	48,481	48,514
Nelnet Student Loan Trust
Series 2006-2, Class B, 3 mo. USD LIBOR + .200% 0.324% FRN 1/25/38	345,997	315,550
Series 2005-2, Class B, 3 mo. USD LIBOR + .170% 0.384% FRN 3/23/37	523,365	485,985
Series 2006-3, Class B, 3 mo. USD LIBOR + .250% 0.461% FRN 6/25/41	225,731	208,628
Series 2004-3, Class B, 3 mo. USD LIBOR + .350% 0.474% FRN 10/25/40	545,845	510,255
Series 2014-2A, Class B, 1 mo. USD LIBOR + 1.500% 1.603% FRN 6/25/41 (a)	295,000	295,000
SLC Student Loan Trust
Series 2006-2, Class B, 3 mo. USD LIBOR + .230% 0.433% FRN 12/15/39	274,361	248,659

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2005-2, Class B, 3 mo. USD LIBOR + .280% 0.483% FRN 3/15/40	$915,386	$850,724
SLM Student Loan Trust
Series 2005-5, Class A4, 3 mo. USD LIBOR + .140% 0.264% FRN 10/25/28	869,396	866,024
Series 2006-4, Class B, 3 mo. USD LIBOR + .200% 0.324% FRN 1/25/70	182,964	172,188
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 0.334% FRN 10/25/40	230,080	216,186
Series 2006-2, Class B, 3 mo. USD LIBOR + .220% 0.344% FRN 1/25/41	266,410	250,327
Series 2005-8, Class B, 3 mo. USD LIBOR + .310% 0.434% FRN 1/25/55	236,397	225,261
Series 2004-3, Class B, 3 mo. USD LIBOR + .470% 0.594% FRN 10/25/64	183,149	176,465
Series 2003-11, Class B, 3 mo. USD LIBOR + .650% 0.853% FRN 12/15/38	207,186	198,603
SMB Private Education Loan Trust, Series 2019-A, Class A2B, 1 mo. USD LIBOR + .870%
0.980% FRN 7/15/36 (a)	1,277,964	1,282,344
SoFi Alternative Trust, Series 2019-C, Class PT,
5.431% VRN 1/25/45 (a) (c)	710,478	749,967
SoFi Professional Loan Program LLC
Series 2016-B, Class A2B, 2.740% 10/25/32 (a)	1,152,679	1,159,122
Series 2018-D, Class A2FX, 3.600% 2/25/48 (a)	1,273,521	1,302,769
		28,232,712
Whole Loan Collateral Collateralized Mortgage Obligations — 9.2%
BRAVO Residential Funding Trust
Series 2021-NQM2, Class A3, 1.435% VRN 3/25/60 (a) (c)	1,716,014	1,702,380
Series 2019-NQM1, Class A1, 2.666% VRN 7/25/59 (a) (c)	2,617,751	2,616,614
Cascade Funding Mortgage Trust, Series 2021-EBO1, Class A,
0.985% VRN 11/25/50 (a) (c)	3,066,549	3,059,073
CIM Trust, Series 2019-INV3, Class A11, 1 mo. USD LIBOR + 1.000%
1.042% FRN 8/25/49 (a)	1,073,954	1,075,153
Citigroup Mortgage Loan Trust, Series 2019-IMC1, Class A3,
3.030% VRN 7/25/49 (a) (c)	269,062	268,796
Deephaven Residential Mortgage Trust, Series 2021-1, Class A3,
1.128% VRN 5/25/65 (a) (c)	904,642	895,556
NewRez Warehouse Securitization Trust 2021-1, Series 2021-1, Class A, 1 mo. USD LIBOR + .750%
0.852% FRN 5/25/55 (a)	5,333,000	5,338,093
Oceanview Trust 2021-EBO1
Series 2021-1, Class A, 1.219% VRN 12/25/51 (a) (c)	7,137,710	7,127,356
Series 2021-1, Class M3, 3.090% VRN 12/25/51 (a) (c)	2,906,000	2,904,267
Onslow Bay Financial LLC
Series 2020-EXP1, Class 2A2, 1 mo. USD LIBOR + .950% 1.052% FRN 2/25/60 (a)	603,404	603,973

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2021-NQM2, Class A2, 1.357% VRN 5/25/61 (a) (c)	$850,913	$845,354
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, Series 2005-4, Class 1APT, 1 mo. USD LIBOR + .620%
0.722% FRN 11/25/35	218,030	217,500
PSMC Trust, Series 2020-2, Class A2,
3.000% VRN 5/25/50 (a) (c)	1,329,976	1,339,814
STAR Trust, Series 2021-1, Class A3,
1.528% VRN 5/25/65 (a) (c)	3,247,947	3,236,593
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3,
2.916% VRN 9/27/49 (a) (c)	1,126,290	1,133,319
Verus Securitization Trust
Series 2021-3, Class A3, 1.437% VRN 6/25/66 (a) (c)	1,387,102	1,374,805
Series 2019-INV2, Class A3, 3.219% VRN 7/25/59 (a) (c)	921,416	926,962
		34,665,608

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $183,403,700)		183,856,280

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (d) — 11.2%
Whole Loans — 11.2%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2021-DNA1, Class M1, SOFR30A + .650% 0.700% FRN 1/25/51 (a)	431,128	431,094
Series 2021-DNA6, Class M1, SOFR30A + .800% 0.850% FRN 10/25/41 (a)	8,450,000	8,451,082
Series 2021-HQA3, Class M1, SOFR30A + .850% 0.900% FRN 9/25/41 (a)	9,667,000	9,660,982
Series 2020-DNA6, Class M1, SOFR30A + .900% 0.950% FRN 12/25/50 (a)	387,232	387,130
Series 2018-DNA2, Class M2AS, 1 mo. USD LIBOR + .950% 1.053% FRN 12/25/30 (a)	1,800,000	1,795,521
Series 2020-DNA1, Class M2, 1 mo. USD LIBOR + 1.700% 1.803% FRN 1/25/50 (a)	2,658,236	2,665,137
Series 2018-DNA3, Class M2A, 1 mo. USD LIBOR + 2.100% 2.203% FRN 9/25/48 (a)	1,800,000	1,814,323
Series 2018-DNA2, Class M2A, 1 mo. USD LIBOR + 2.150% 2.253% FRN 12/25/30 (a)	4,710,500	4,747,107
Series 2020-DNA5, Class M2, SOFR30A + 2.800% 2.850% FRN 10/25/50 (a)	1,080,409	1,088,846
Federal National Mortgage Association Connecticut Avenue Securities Trust

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2021-R01, Class 1M1, SOFR30A + .750% 0.800% FRN 10/25/41 (a)	$4,689,769	$4,692,565
Series 2019-R05, Class 1M2, 1 mo. USD LIBOR + 2.000% 2.103% FRN 7/25/39 (a)	1,283,868	1,285,036
Series 2019-R03, Class 1M2, 1 mo. USD LIBOR + 2.150% 2.253% FRN 9/25/31 (a)	3,266,618	3,280,006
Series 2019-R02, Class 1M2, 1 mo. USD LIBOR + 2.300% 2.403% FRN 8/25/31 (a)	1,789,228	1,796,806
		42,095,635

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $42,101,482)		42,095,635

U.S. TREASURY OBLIGATIONS — 26.5%
U.S. Treasury Bonds & Notes — 26.5%
U.S. Treasury Inflation Index
0.125% 7/15/24	3,493,620	3,724,458
0.125% 10/15/24	4,849,920	5,180,605
0.125% 4/15/25	2,810,115	3,006,329
0.125% 10/15/25	2,584,298	2,786,348
0.125% 4/15/26	1,897,920	2,048,530
0.125% 7/15/26	2,849,343	3,094,097
0.125% 10/15/26	1,770,860	1,926,018
0.125% 1/15/30	3,009,300	3,341,263
0.125% 7/15/30	3,828,640	4,285,235
0.125% 1/15/31	3,983,363	4,461,755
0.125% 7/15/31	5,184,242	5,829,842
0.125% 2/15/51	3,398,688	4,027,711
0.250% 1/15/25	2,801,880	3,002,116
0.250% 7/15/29	2,729,550	3,059,442
0.250% 2/15/50	1,505,756	1,823,318
0.375% 7/15/25 (e)	3,993,653	4,338,183
0.375% 1/15/27	3,376,895	3,715,046
0.375% 7/15/27	3,334,680	3,700,518
0.500% 4/15/24	1,151,199	1,227,219
0.500% 1/15/28	1,569,414	1,756,518
0.625% 1/15/26	2,676,579	2,940,055
0.625% 2/15/43	1,924,336	2,393,243
0.750% 7/15/28	2,610,745	2,990,679
0.750% 2/15/42	1,652,036	2,088,599
0.750% 2/15/45	2,219,351	2,858,108
0.875% 1/15/29	1,889,048	2,185,170

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
0.875% 2/15/47	$1,088,225	$1,470,528
1.000% 2/15/46	583,505	797,783
1.000% 2/15/49	445,042	632,082
1.375% 2/15/44	1,423,752	2,032,740
2.000% 1/15/26	1,532,498	1,773,507
2.125% 2/15/40	639,670	979,420
2.125% 2/15/41	1,022,771	1,583,796
2.375% 1/15/25	2,640,510	3,007,293
2.375% 1/15/27	959,819	1,159,450
3.625% 4/15/28	1,581,408	2,101,481
3.875% 4/15/29	1,513,836	2,108,992
		99,437,477

TOTAL U.S. TREASURY OBLIGATIONS (Cost $96,746,884)		99,437,477

TOTAL BONDS & NOTES (Cost $322,252,066)		325,389,392

TOTAL PURCHASED OPTIONS (#) — 0.2% (Cost $1,137,772)		844,530

TOTAL LONG-TERM INVESTMENTS (Cost $323,389,838)		326,233,922

SHORT-TERM INVESTMENTS — 15.4%
Commercial Paper — 14.4%
AT&T, Inc.
0.508% 6/21/22 (a)	5,000,000	4,987,769
Danaher Corp.
0.254% 1/26/22 (a)	3,000,000	2,999,450
Enbridge (us), Inc.
0.487% 3/16/22 (a)	3,000,000	2,997,719
0.558% 3/23/22 (a)	2,000,000	1,998,264
Eversource Energy
0.243% 1/11/22 (a)	3,000,000	2,999,886
Fidelity National Information Services, Inc.
0.589% 3/17/22 (a)	4,000,000	3,996,774
Ingredion, Inc.
0.406% 3/09/22 (a)	5,000,000	4,996,543

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Nutrien Ltd.
0.406% 3/17/22 (a)	$5,000,000	$4,995,493
Parker-Hannifin Corp.
0.325% 2/15/22 (a)	4,000,000	3,998,436
0.711% 3/07/22 (a)	1,000,000	999,263
Tampa Electric Co.
0.355% 1/10/22 (a)	4,000,000	3,999,907
Thermo Fisher Scientific, Inc.
0.508% 6/03/22 (a)	5,000,000	4,990,503
Transcanada Pipelines Ltd.
0.549% 6/13/22 (a)	3,000,000	2,993,795
0.600% 7/14/22 (a)	2,000,000	1,994,746
Waste Management, Inc.
0.326% 7/25/22 (a)	5,000,000	4,988,830
		53,937,378
Repurchase Agreement — 1.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/21, 0.000%, due 1/03/22 (f)	3,924,003	3,924,003

TOTAL SHORT-TERM INVESTMENTS (Cost $57,856,606)		57,861,381

TOTAL INVESTMENTS — 102.3% (Cost $381,246,444) (g)		384,095,303

Other Assets/(Liabilities) — (2.3)%		(8,478,745)

NET ASSETS — 100.0%		$375,616,558

Abbreviation Legend

FRN	Floating Rate Note
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2021, the aggregate market value of these securities amounted to $251,455,786 or 66.94% of net assets.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2021, these securities amounted to a value of $4,713,089 or 1.25% of net assets.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2021.

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments

(d)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(e)	All or a portion of this security is pledged/held as collateral for open derivatives.
(f)	Maturity value of $3,924,003. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 7/31/28, and an aggregate market value, including accrued interest, of $4,002,566.
(g)	See Note 3 for aggregate cost for federal tax purposes.

(#) Interest Rate Swaptions Purchased
			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC	12/13/32	3-Month USD LIBOR BBA	Quarterly	2.44%##	Semi-Annually	USD	1,219,750	$104,764	$60,978	$43,786
Put
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC	12/13/32	2.94%##	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	14,190,000	$496,934	$709,401	$(212,467)
10-Year Interest Rate Swap, 2/02/43	Credit Suisse International	1/31/33	3.11%##	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	7,670,000	242,832	367,393	(124,561)
									739,766	1,076,794	(337,028)
									$844,530	$1,137,772	$(293,242)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Long Bond	3/22/22	33	$5,259,483	$34,955
U.S. Treasury Note 5 Year	3/31/22	18	2,178,760	(1,182)
				$33,773
Short
U.S. Treasury Ultra 10 Year	3/22/22	26	$(3,767,275)	$(40,100)
U.S. Treasury Ultra Bond	3/22/22	20	(3,899,613)	(42,887)
				$(82,987)

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments

OTC Inflation-Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
1.978%	Maturity	U.S. Consumer Price Index	Maturity	Bank of America N.A.	12/24/22	USD	2,000,000	$122,098	$—	$122,098
3.630%	Maturity	U.S. Consumer Price Index	Maturity	Bank of America N.A.	12/02/23	USD	23,000,000	30,132	—	30,132
1.833%	Maturity	U.S. Consumer Price Index	Maturity	Goldman Sachs International	8/28/23	USD	1,500,000	121,409	—	121,409
2.000%	Maturity	U.S. Consumer Price Index	Maturity	JP Morgan Chase Bank N.A.	12/24/23	USD	4,500,000	324,696	—	324,696
								$598,335	$—	$598,335

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments

OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	No. of Contracts/ Notional	Value	Upfront Premium Received (Paid)/ Received	Unrealized Appreciation (Depreciation)
0.20%	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	Barclays Bank PLC	5/31/22	63,831,378	$202,766	$—	$202,766
0.17%	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	BNP Paribas SA	1/31/22	21,541,134	312,917	—	312,917
0.16%	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	BNP Paribas SA	2/28/22	21,223,870	346,244	—	346,244
0.20%	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	BNP Paribas SA	4/29/22	52,375,118	636,241	—	636,241
0.17%	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International	1/31/22	14,046,294	204,043	—	204,043
0.16%	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International	2/28/22	43,431,442	708,536	—	708,536
0.20%	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International	4/29/22	52,091,775	632,800	—	632,800
							$3,043,547	$—	$3,043,547

## Exercise Rate

Currency Legend

USD	U.S. Dollar

MassMutual Core Bond Fund — Portfolio of Investments

December 31, 2021 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 100.5%

CORPORATE DEBT — 37.0%
Aerospace & Defense — 0.1%
The Boeing Co.
5.930% 5/01/60	$710,000	$988,926
Agriculture — 1.1%
BAT Capital Corp.
2.259% 3/25/28	930,000	906,970
4.700% 4/02/27	2,855,000	3,142,519
4.758% 9/06/49	805,000	867,144
Imperial Brands Finance PLC
3.875% 7/26/29 (a)	2,702,000	2,864,265
Reynolds American, Inc.
5.850% 8/15/45	1,025,000	1,248,905
Viterra Finance BV
3.200% 4/21/31 (a)	3,140,000	3,163,702
		12,193,505
Airlines — 0.3%
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.500% 10/20/25 (a)	1,258,000	1,322,573
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A,
4.100% 10/01/29	1,138,164	1,173,497
United Airlines Pass-Through Trust, Series 2018-1, Class B,
4.600% 9/01/27	396,825	402,569
		2,898,639
Auto Manufacturers — 0.4%
General Motors Co.
4.200% 10/01/27	1,290,000	1,412,602
5.150% 4/01/38	785,000	948,227

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
6.800% 10/01/27	$1,995,000	$2,450,263
		4,811,092
Auto Parts & Equipment — 0.1%
Lear Corp.
3.550% 1/15/52	1,470,000	1,459,821
Banks — 6.2%
ABN AMRO Bank NV
4.750% 7/28/25 (a)	2,100,000	2,286,578
Associated Banc-Corp.
4.250% 1/15/25	2,580,000	2,733,169
Bank Hapoalim BM 5 year CMT + 2.155%
3.255% VRN 1/21/32 (a)	2,800,000	2,772,000
Bank of America Corp.
5 year CMT + 1.200% 2.482% VRN 9/21/36	2,930,000	2,841,546
SOFR + 2.150% 2.592% VRN 4/29/31	1,730,000	1,749,397
4.183% 11/25/27	1,380,000	1,510,803
3 mo. USD LIBOR + 1.814% 4.244% VRN 4/24/38	1,125,000	1,323,038
3 mo. USD LIBOR + 1.310% 4.271% VRN 7/23/29	615,000	686,234
6.110% 1/29/37	1,275,000	1,718,538
7.750% 5/14/38	1,055,000	1,656,479
The Bank of Nova Scotia 3 mo. USD LIBOR + 2.648%
4.650% VRN (b)	3,550,000	3,518,050
Barclays PLC
4.337% 1/10/28	1,600,000	1,747,881
5.200% 5/12/26	1,035,000	1,154,925
BPCE SA SOFR + 1.730%
3.116% VRN 10/19/32 (a) (c)	2,080,000	2,089,059
Citigroup, Inc.
4.450% 9/29/27	1,075,000	1,199,366
6.000% 10/31/33	510,000	658,595
6.625% 6/15/32	500,000	664,129
8.125% 7/15/39	225,000	381,264
Credit Suisse AG
6.500% 8/08/23 (a)	3,806,000	4,096,208
Discover Bank 5 year USD Swap + 1.730%
4.682% VRN 8/09/28	2,175,000	2,273,367
First Republic Bank
4.375% 8/01/46	1,970,000	2,377,487
Fulton Financial Corp.
3.600% 3/16/22	215,000	216,127

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
The Goldman Sachs Group, Inc.
5.950% 1/15/27	$1,333,000	$1,572,151
6.750% 10/01/37	1,565,000	2,223,503
HSBC Holdings PLC
SOFR + 1.285% 2.206% VRN 8/17/29	1,355,000	1,329,400
4.250% 3/14/24	697,000	736,101
4.250% 8/18/25	1,938,000	2,084,623
4.375% 11/23/26	2,151,000	2,361,193
JP Morgan Chase & Co.
SOFR + 2.515% 2.956% VRN 5/13/31	1,350,000	1,399,179
5.600% 7/15/41	1,225,000	1,700,747
Mizrahi Tefahot Bank Ltd. 5 year CMT + 2.250%
3.077% VRN 4/07/31 (a)	3,585,000	3,558,113
Morgan Stanley
SOFR + 1.360% 2.484% VRN 9/16/36	1,410,000	1,357,622
SOFR + 1.485% 3.217% VRN 4/22/42	1,775,000	1,864,906
4.350% 9/08/26	2,065,000	2,281,142
Valley National Bancorp
5.125% 9/27/23	1,710,000	1,815,806
Wells Fargo & Co.
5.375% 11/02/43	851,000	1,127,881
5.606% 1/15/44	620,000	841,285
		65,907,892
Beverages — 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.900% 2/01/46	3,425,000	4,342,396
Molson Coors Beverage Co.
4.200% 7/15/46	2,279,000	2,534,243
5.000% 5/01/42	350,000	423,953
		7,300,592
Biotechnology — 0.1%
Amgen, Inc.
3.000% 1/15/52	945,000	920,565
Chemicals — 0.4%
DuPont de Nemours, Inc.
5.319% 11/15/38	1,350,000	1,743,531

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Syngenta Finance NV
4.441% 4/24/23 (a)	$2,400,000	$2,481,183
		4,224,714
Computers — 0.3%
Apple, Inc.
2.650% 5/11/50	955,000	942,706
Dell International LLC / EMC Corp.
8.100% 7/15/36	450,000	685,621
Leidos, Inc.
2.300% 2/15/31	1,575,000	1,516,379
		3,144,706
Diversified Financial Services — 3.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.300% 1/30/32	4,560,000	4,654,864
Antares Holdings LP
2.750% 1/15/27 (a)	985,000	965,842
3.950% 7/15/26 (a)	2,725,000	2,803,569
6.000% 8/15/23 (a)	1,310,000	1,392,310
8.500% 5/18/25 (a)	1,185,000	1,384,324
Ares Finance Co. III LLC 5 year CMT + 3.237%
4.125% VRN 6/30/51 (a)	1,875,000	1,882,901
Ares Finance Co. LLC
4.000% 10/08/24 (a)	2,380,000	2,488,894
Avolon Holdings Funding Ltd.
2.528% 11/18/27 (a)	2,970,000	2,887,146
3.250% 2/15/27 (a)	1,945,000	1,959,697
4.250% 4/15/26 (a)	3,296,000	3,494,524
5.500% 1/15/26 (a)	205,000	226,656
Blackstone Private Credit Fund
1.750% 9/15/24 (a)	370,000	363,960
2.625% 12/15/26 (a)	1,660,000	1,619,408
Blue Owl Finance LLC
3.125% 6/10/31 (a)	3,455,000	3,384,716
4.125% 10/07/51 (a)	1,875,000	1,885,106
Brookfield Finance, Inc.
4.350% 4/15/30	2,145,000	2,420,282
Global Aircraft Leasing Co. Ltd.
6.500% 9/15/24 (a)	1,852,328	1,787,497

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Lazard Group LLC
4.500% 9/19/28	$2,055,000	$2,351,956
Synchrony Financial
2.875% 10/28/31	1,060,000	1,059,025
		39,012,677
Electric — 0.6%
American Transmission Systems, Inc.
2.650% 1/15/32 (a)	605,000	611,337
The Cleveland Electric Illuminating Co.
5.950% 12/15/36	589,000	787,335
CMS Energy Corp.
4.700% 3/31/43	655,000	788,013
4.875% 3/01/44	700,000	883,387
Entergy Arkansas LLC
2.650% 6/15/51	2,290,000	2,136,772
Pacific Gas and Electric Co.
2.500% 2/01/31	1,035,000	986,430
		6,193,274
Food — 0.9%
JBS Finance Luxembourg Sarl
3.625% 1/15/32 (a)	6,550,000	6,574,628
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.500% 1/15/30 (a)	928,000	1,009,200
Smithfield Foods, Inc.
2.625% 9/13/31 (a)	1,415,000	1,370,655
3.000% 10/15/30 (a)	1,208,000	1,204,320
		10,158,803
Gas — 0.3%
CenterPoint Energy Resources Corp.
6.625% 11/01/37	1,500,000	2,033,554
NiSource, Inc.
4.800% 2/15/44	1,350,000	1,658,577
		3,692,131
Health Care – Services — 0.3%
City of Hope
4.378% 8/15/48	1,275,000	1,601,300

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
HCA, Inc.
3.500% 7/15/51	$1,165,000	$1,192,143
		2,793,443
Insurance — 5.9%
Allianz SE 5 year CMT + 2.973%
3.500% VRN (a) (b)	2,800,000	2,803,500
Allstate Corp. 3 mo. USD LIBOR + 2.938%
5.750% VRN 8/15/53	3,220,000	3,348,800
American International Group, Inc. 3 mo. USD LIBOR + 2.868%
5.750% VRN 4/01/48	2,454,000	2,754,615
AmTrust Financial Services, Inc.
6.125% 8/15/23	4,330,000	4,357,712
Ascot Group Ltd.
4.250% 12/15/30 (a)	2,215,000	2,279,838
Athene Global Funding
2.673% 6/07/31 (a)	3,080,000	3,054,877
AXIS Specialty Finance LLC
3.900% 7/15/29	1,505,000	1,634,697
5 year CMT + 3.186% 4.900% VRN 1/15/40	1,670,000	1,746,633
Brighthouse Financial, Inc.
4.700% 6/22/47	1,525,000	1,678,818
5.625% 5/15/30	3,132,000	3,740,683
CNO Financial Group, Inc.
5.250% 5/30/29	2,801,000	3,219,347
Enstar Finance LLC 5 year CMT + 5.468%
5.750% VRN 9/01/40	2,700,000	2,771,091
Enstar Group Ltd.
4.950% 6/01/29	2,050,000	2,282,600
Global Atlantic Fin Co.
3.125% 6/15/31 (a)	2,060,000	2,041,437
5 year CMT + 3.796% 4.700% VRN 10/15/51 (a)	3,580,000	3,632,973
Hill City Funding Trust
4.046% 8/15/41 (a)	2,930,000	2,841,442
Jackson Financial, Inc.
1.125% 11/22/23 (a)	785,000	783,639
Markel Corp. 5 year CMT + 5.662%
6.000% VRN (b)	1,755,000	1,923,919
MetLife Capital Trust IV
7.875% 12/15/67 (a)	925,000	1,262,625
New York Life Insurance Co.
3.750% 5/15/50 (a)	695,000	793,887

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Prudential Financial, Inc.
3 mo. USD LIBOR + 3.920% 5.625% VRN 6/15/43	$1,300,000	$1,352,778
3 mo. USD LIBOR + 2.665% 5.700% VRN 9/15/48	3,380,000	3,789,472
3 mo. USD LIBOR + 4.175% 5.875% VRN 9/15/42	650,000	664,329
Sammons Financial Group, Inc.
3.350% 4/16/31 (a)	4,980,000	5,023,296
Teachers Insurance & Annuity Association of America
4.270% 5/15/47 (a)	1,025,000	1,242,151
USF&G Capital I
8.500% 12/15/45 (a)	1,015,000	1,564,588
		62,589,747
Internet — 0.5%
Amazon.com, Inc.
4.050% 8/22/47	1,055,000	1,283,515
Expedia Group, Inc.
4.625% 8/01/27	1,745,000	1,944,397
Netflix, Inc.
5.875% 11/15/28	1,855,000	2,230,637
		5,458,549
Investment Companies — 1.5%
Ares Capital Corp.
2.150% 7/15/26	2,275,000	2,245,231
4.200% 6/10/24	2,100,000	2,216,330
BlackRock TCP Capital Corp.
3.900% 8/23/24	4,215,000	4,402,068
Golub Capital BDC, Inc.
2.500% 8/24/26	1,165,000	1,145,588
3.375% 4/15/24	2,745,000	2,820,882
Sixth Street Specialty Lending, Inc.
3.875% 11/01/24	2,705,000	2,828,640
		15,658,739
Iron & Steel — 0.4%
Vale Overseas Ltd.
6.250% 8/10/26	2,625,000	3,038,464
6.875% 11/21/36	1,100,000	1,461,636
		4,500,100

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Lodging — 0.2%
Las Vegas Sands Corp.
3.200% 8/08/24	$2,305,000	$2,347,158
Machinery – Construction & Mining — 0.2%
The Weir Group PLC
2.200% 5/13/26 (a)	1,715,000	1,691,980
Media — 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.900% 6/01/52	750,000	754,794
6.484% 10/23/45	1,905,000	2,608,735
Comcast Corp.
2.937% 11/01/56 (a)	1,244,000	1,190,157
3.450% 2/01/50	675,000	723,460
3.969% 11/01/47	660,000	762,580
Discovery Communications LLC
4.000% 9/15/55	1,186,000	1,247,588
4.650% 5/15/50	705,000	829,852
Time Warner Cable, Inc.
6.750% 6/15/39	655,000	894,404
ViacomCBS, Inc.
4.200% 5/19/32	1,131,000	1,277,200
4.950% 1/15/31	1,324,000	1,578,779
		11,867,549
Metal Fabricate & Hardware — 0.3%
The Timken Co.
4.500% 12/15/28	2,730,000	3,045,129
Mining — 0.6%
Glencore Finance Canada Ltd.
5.550% STEP 10/25/42 (a)	857,000	1,090,807
Glencore Funding LLC
2.625% 9/23/31 (a)	2,995,000	2,914,161
3.875% 10/27/27 (a)	950,000	1,020,756
Teck Resources Ltd.
6.000% 8/15/40	1,075,000	1,378,204
		6,403,928

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Miscellaneous - Manufacturing — 0.0%
GE Capital International Funding Co. Unlimited Co.
4.418% 11/15/35	$427,000	$510,316
Oil & Gas — 2.1%
BP Capital Markets PLC 5 year CMT + 4.036%
4.375% VRN (b)	2,675,000	2,788,687
Cenovus Energy, Inc.
6.750% 11/15/39	1,176,000	1,599,241
Devon Energy Corp.
5.600% 7/15/41	1,075,000	1,351,745
EQT Corp.
3.900% 10/01/27	2,770,000	2,974,315
Marathon Petroleum Corp.
4.500% 4/01/48	495,000	566,152
6.500% 3/01/41	1,060,000	1,460,847
Occidental Petroleum Corp.
6.600% 3/15/46	1,228,000	1,593,330
Ovintiv Exploration, Inc.
5.375% 1/01/26	1,875,000	2,077,758
5.625% 7/01/24	1,200,000	1,321,188
Ovintiv, Inc.
6.500% 2/01/38	530,000	688,791
Patterson-UTI Energy, Inc.
3.950% 2/01/28 (c)	2,845,000	2,859,669
Petroleos Mexicanos
5.350% 2/12/28	1,925,000	1,913,450
6.375% 1/23/45	640,000	555,840
6.500% 3/13/27	295,000	314,718
6.625% 6/15/38	202,000	184,830
		22,250,561
Oil & Gas Services — 0.7%
Halliburton Co.
5.000% 11/15/45	1,300,000	1,557,800
NOV, Inc.
3.600% 12/01/29 (c)	3,570,000	3,690,939
3.950% 12/01/42 (c)	1,778,000	1,746,883
		6,995,622

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pharmaceuticals — 1.0%
AbbVie, Inc.
4.700% 5/14/45	$1,465,000	$1,823,110
Bristol-Myers Squibb Co.
4.350% 11/15/47	1,150,000	1,421,286
Cigna Corp.
4.800% 7/15/46	1,105,000	1,399,000
CVS Health Corp.
5.050% 3/25/48	370,000	485,329
6.125% 9/15/39	895,000	1,242,024
CVS Pass-Through Trust
5.926% 1/10/34 (a)	1,683,100	1,998,905
Utah Acquisition Sub, Inc.
5.250% 6/15/46	1,750,000	2,150,380
		10,520,034
Pipelines — 1.9%
Energy Transfer LP
6.125% 12/15/45	1,235,000	1,540,452
3 mo. USD LIBOR + 4.028% 6.250% VRN (b)	2,635,000	2,289,314
EnLink Midstream Partners LP
4.150% 6/01/25	2,972,000	3,083,450
4.850% 7/15/26	996,000	1,048,290
Enterprise Products Operating LLC 3 mo. USD LIBOR + 3.033%
5.250% VRN 8/16/77	2,550,000	2,605,077
MPLX LP 3 mo. USD LIBOR + 4.652%
6.875% VRN (b)	3,550,000	3,558,875
Plains All American Pipeline LP 3 mo. USD LIBOR + 4.110%
6.125% VRN (b)	2,590,000	2,198,263
Plains All American Pipeline LP/PAA Finance Corp.
3.800% 9/15/30	1,570,000	1,641,092
4.700% 6/15/44	1,525,000	1,626,178
6.650% 1/15/37	475,000	611,134
		20,202,125
Private Equity — 1.2%
Apollo Management Holdings LP 5 year CMT + 3.266%
4.950% VRN 1/14/50 (a)	1,970,000	2,021,265
Carlyle Finance Subsidiary LLC
3.500% 9/19/29 (a)	1,345,000	1,437,917
Hercules Capital, Inc.

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.625% 10/23/22	$3,220,000	$3,282,365
2.625% 9/16/26	3,662,000	3,631,656
KKR Group Finance Co. VIII LLC
3.500% 8/25/50 (a)	920,000	966,301
KKR Group Finance Co. X LLC
3.250% 12/15/51 (a)	1,135,000	1,135,483
		12,474,987
Real Estate Investment Trusts (REITS) — 2.1%
Broadstone Net Lease LLC
2.600% 9/15/31	2,050,000	1,991,776
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP
3.750% 12/15/27 (a)	1,500,000	1,465,944
Host Hotels & Resorts LP
2.900% 12/15/31	640,000	618,174
3.500% 9/15/30	2,756,000	2,831,987
Kimco Realty Corp.
4.125% 12/01/46	855,000	966,205
4.450% 9/01/47	1,055,000	1,259,942
Omega Healthcare Investors, Inc.
3.375% 2/01/31	1,800,000	1,814,940
Piedmont Operating Partnership LP
2.750% 4/01/32	1,155,000	1,130,686
Service Properties Trust
4.500% 6/15/23	953,000	952,533
4.950% 10/01/29	1,445,000	1,372,750
Spirit Realty LP
2.700% 2/15/32	715,000	708,295
3.200% 1/15/27	425,000	444,509
3.400% 1/15/30	490,000	515,806
4.000% 7/15/29	2,405,000	2,644,187
4.450% 9/15/26	298,000	327,999
WEA Finance LLC
2.875% 1/15/27 (a) (c)	3,195,000	3,289,967
WP Carey, Inc.
2.450% 2/01/32	666,000	650,259
		22,985,959
Software — 0.4%
Microsoft Corp.
2.921% 3/17/52	2,560,000	2,729,039

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
MSCI, Inc.
3.625% 11/01/31 (a)	$1,301,000	$1,349,788
		4,078,827
Telecommunications — 1.2%
AT&T, Inc.
3.500% 9/15/53	333,000	337,272
3.550% 9/15/55	6,775,000	6,826,770
Crown Castle Towers LLC
4.241% 7/15/48 (a)	1,750,000	1,909,408
Verizon Communications, Inc.
2.875% 11/20/50	1,000,000	952,640
2.987% 10/30/56	2,599,000	2,470,895
Vodafone Group PLC
5.250% 5/30/48	515,000	672,964
		13,169,949
Transportation — 0.2%
CSX Corp.
4.750% 11/15/48	820,000	1,058,621
Norfolk Southern Corp.
4.050% 8/15/52	1,180,000	1,423,592
		2,482,213

TOTAL CORPORATE DEBT (Cost $377,909,371)		394,934,252

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 28.3%
Automobile Asset-Backed Securities — 0.2%
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class C
4.530% 3/20/23 (a)	788,500	792,583
Santander Revolving Auto Loan Trust, Series 2019-A, Class D
3.450% 1/26/32 (a)	1,408,000	1,441,059
		2,233,642
Commercial Mortgage-Backed Securities — 9.6%
Aventura Mall Trust, Series 2018-AVM, Class C,
4.112% VRN 7/05/40 (a) (d)	4,140,000	4,397,473

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class C, 1 mo. USD LIBOR + 1.350%
1.460% FRN 9/15/34 (a)	$760,000	$750,511
BANK, Series 2020-BN30, Class MCDF,
2.918% VRN 12/15/53 (d)	3,165,000	2,930,496
BBCMS Mortgage Trust
Series 2018-CHRS, Class B, 4.267% VRN 8/05/38 (a) (d)	2,200,000	2,347,339
Series 2018-CHRS, Class C, 4.267% VRN 8/05/38 (a) (d)	1,590,000	1,635,028
Series 2018-CHRS, Class D, 4.267% VRN 8/05/38 (a) (d)	1,220,000	1,197,226
Benchmark Mortgage Trust
Series 2021-B23, Class 360A, 2.760% VRN 2/15/54 (a) (d)	3,150,000	3,132,170
Series 2021-B23, Class 360B, 2.760% VRN 2/15/54 (a) (d)	4,800,000	4,648,847
Series 2021-B25, Class 300C, 2.994% VRN 4/15/54 (a) (d)	3,100,000	2,960,723
BGME Trust
Series 2021-VR, Class C, 2.995% VRN 1/10/43 (a) (d)	16,248,000	15,962,760
Series 2021-VR, Class D, 2.995% VRN 1/10/43 (a) (d)	3,790,000	3,655,381
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 1 mo. USD LIBOR + 1.500%
1.610% FRN 7/15/35 (a)	1,850,000	1,843,079
BX Commercial Mortgage Trust
Series 2018-IND, Class E, 1 mo. USD LIBOR + 1.700% 1.810% FRN 11/15/35 (a)	362,846	362,747
Series 2019-XL, Class E, 1 mo. USD LIBOR + 1.800% 1.910% FRN 10/15/36 (a)	1,827,500	1,824,143
Series 2021-SOAR, Class E, 1 mo. USD LIBOR + 1.800% 1.910% FRN 6/15/38 (a)	2,300,000	2,287,090
Series 2021-VOLT, Class E, 1 mo. USD LIBOR + 2.000% 2.110% FRN 9/15/36 (a)	5,343,000	5,296,256
Series 2019-XL, Class F, 1 mo. USD LIBOR + 2.000% 2.110% FRN 10/15/36 (a)	2,221,900	2,209,498
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 1 mo. USD LIBOR + 1.750%
1.860% FRN 12/15/37 (a)	1,104,426	1,103,092
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class C
3.502% 8/10/56	1,259,000	1,281,834
Cold Storage Trust, Series 2020-ICE5, Class D, 1 mo. USD LIBOR + 2.100%
2.210% FRN 11/15/37 (a)	4,423,457	4,402,730
Commercial Mortgage Pass-Through Certificates
Series 2015-CR23, Class B, 4.183% VRN 5/10/48 (d)	1,200,000	1,252,108
Series 2015-CR23, Class C, 4.286% VRN 5/10/48 (d)	1,050,000	1,096,134
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, 1 mo. USD LIBOR + 2.150%
2.260% FRN 5/15/36 (a)	750,000	746,254

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
DROP Mortgage Trust
Series 2021-FILE, Class C, 1 mo. USD LIBOR + 2.250% 2.360% FRN 4/15/26 (a)	$3,365,000	$3,362,901
Series 2021-FILE, Class D, 1 mo. USD LIBOR + 2.750% 2.860% FRN 4/15/26 (a)	1,162,000	1,161,273
Extended Stay America Trust, Series 2021-ESH, Class D, 1 mo. USD LIBOR + 2.250%
2.360% FRN 7/15/38 (a)	2,387,579	2,387,580
GS Mortgage Securities Trust, Series 2019-GC39, Class C,
4.005% VRN 5/10/52 (d)	1,357,000	1,426,587
KIND Trust, Series 2021-KIND, Class C, 1 mo. USD LIBOR + 1.750%
1.860% FRN 8/15/38 (a)	3,100,000	3,080,634
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800%
1.910% FRN 5/15/36 (a)	1,730,000	1,722,446
Life Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD LIBOR + 1.750%
1.860% FRN 3/15/38 (a)	2,549,000	2,520,332
MFT Trust
Series 2020-ABC, Class A, 3.358% 2/10/42 (a)	1,185,000	1,187,289
Series 2020-ABC, Class B, 3.477% VRN 2/10/42 (a) (d)	1,278,000	1,264,871
MHC Commercial Mortgage Trust
Series 2021-MHC, Class D, 1 mo. USD LIBOR + 1.601% 1.711% FRN 4/15/38 (a)	2,100,000	2,096,062
Series 2021-MHC, Class E, 1 mo. USD LIBOR + 2.101% 2.211% FRN 4/15/38 (a)	5,140,000	5,131,964
MKT Mortgage Trust
Series 2020-525M, Class D, 2.941% VRN 2/12/40 (a) (d)	595,000	576,142
Series 2020-525M, Class E, 2.941% VRN 2/12/40 (a) (d)	1,220,000	1,136,309
VASA Trust, Series 2021-VASA, Class D, 1 mo. USD LIBOR + 2.100%
2.210% FRN 7/15/39 (a)	4,879,000	4,866,459
Wells Fargo Commercial Mortgage Trust, Series 2018-C45, Class B
4.556% 6/16/51	390,000	425,395
Wells Fargo Commercial Mortgage Trust 2021-FCMT, Series 2021-FCMT, Class B, 1 mo. USD LIBOR + 1.850%
1.960% FRN 5/15/31 (a)	3,000,000	2,993,439
		102,662,602
Other Asset-Backed Securities — 12.6%
AASET Trust
Series 2020-1A, Class A, 3.351% 1/16/40 (a)	1,584,106	1,486,671
Series 2021-2A, Class B, 3.538% 1/15/47 (a)	1,185,000	1,184,950

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Adams Outdoor Advertising LP, Series 2018-1, Class A
4.810% 11/15/48 (a)	$2,206,105	$2,274,890
Anchorage Capital CLO 9 Ltd., Series 2016-9A, Class CR2, 3 mo. USD LIBOR + 2.250%
2.374% FRN 7/15/32 (a)	830,000	827,488
Apidos CLO XXV, Series 2016-25A, Class A2R, 3 mo. USD LIBOR + 1.700%
1.832% FRN 10/20/31 (a)	2,610,000	2,610,705
ASSURANT CLO Ltd., Series 2018-3A, Class CR, 3 mo. USD LIBOR + 2.050%
2.182% FRN 10/20/31 (a)	1,250,000	1,246,439
Avery Point VII CLO Ltd., Series 2015-7A, Class DR, 3 mo. USD LIBOR + 3.600%
3.724% FRN 1/15/28 (a)	1,000,000	1,000,226
Ballyrock CLO Ltd., Series 2019-2A, Class CR, 3 mo. USD LIBOR + 3.150%
3.310% FRN 11/20/30 (a)	800,000	788,224
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1A, 3 mo. USD LIBOR + 1.090%
1.222% FRN 4/20/31 (a)	1,920,000	1,915,826
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A
2.940% 5/25/29 (a)	322,705	327,501
Business Jet Securities LLC
Series 2020-1A, Class A, 2.981% 11/15/35 (a)	697,870	696,974
Series 2021-1A, Class C, 5.067% 4/15/36 (a)	1,296,330	1,283,326
Canyon Capital CLO Ltd., Series 2019-2A, Class CR, 3 mo. USD LIBOR + 2.150%
2.274% FRN 10/15/34 (a)	800,000	799,997
Capital Automotive REIT
Series 2020-1A, Class A3, 3.250% 2/15/50 (a)	560,040	572,786
Series 2020-1A, Class A6, 3.810% 2/15/50 (a)	491,562	522,906
Series 2017-1A, Class A2, 4.180% 4/15/47 (a)	868,299	898,848
Carlyle Global Market Strategies CLO Ltd.
Series 2018-4A, Class A2, 3 mo. USD LIBOR + 1.800% 1.932% FRN 1/20/31 (a)	1,080,000	1,080,037
Series 2015-3A, Class CR, 3 mo. USD LIBOR + 2.850% 2.986% FRN 7/28/28 (a)	310,000	307,502
Castlelake Aircraft Securitization Trust, Series 2019-1A, Class A
3.967% 4/15/39 (a)	753,319	742,620
CBAM Ltd., Series 2018-6A, Class B1R, 3 mo. USD LIBOR + 2.100%
2.224% FRN 1/15/31 (a)	1,200,000	1,200,294
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, 3 mo. USD LIBOR + .980%
1.112% FRN 4/20/31 (a)	1,000,000	998,025

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
CF Hippolyta LLC, Series 2020-1, Class B1
2.280% 7/15/60 (a)	$647,114	$646,118
CIFC Funding Ltd., Series 2017-5A, Class A1, 3 mo. USD LIBOR + 1.180%
1.302% FRN 11/16/30 (a)	2,100,000	2,099,996
Clear Creek CLO Ltd., Series 2015-1A, Class AR, 3 mo. USD LIBOR + 1.200%
1.332% FRN 10/20/30 (a)	2,120,000	2,120,314
Eaton Vance CLO Ltd.
Series 2018-1A, Class B, 3 mo. USD LIBOR + 1.750% 1.874% FRN 10/15/30 (a)	1,700,000	1,700,734
Series 2020-1A, Class CR, 3 mo. USD LIBOR + 2.050% 2.174% FRN 10/15/34 (a)	400,000	398,422
Elmwood CLO II Ltd., Series 2019-2A, Class AR, 3 mo. USD LIBOR + 1.150%
1.282% FRN 4/20/34 (a)	3,500,000	3,500,448
Elmwood CLO III Ltd., Series 2019-3A, Class BR, 3 mo. USD LIBOR + 1.650%
1.774% FRN 10/20/34 (a)	1,300,000	1,295,091
Elmwood CLO IV Ltd., Series 2020-1A, Class A, 3 mo. USD LIBOR + 1.240%
1.364% FRN 4/15/33 (a)	1,000,000	1,000,550
FCI Funding LLC, Series 2019-1A, Class A
3.630% 2/18/31 (a)	94,415	94,787
Flexential Issuer
Series 2021-1A, Class B, 3.720% 11/27/51 (a)	4,000,000	3,998,031
Series 2021-1A, Class C, 6.930% 11/27/51 (a)	4,000,000	3,902,188
Goldentree Loan Management US CLO Ltd., Series 2019-5A, Class CR, 3 mo. USD LIBOR + 2.050%
2.182% FRN 10/20/32 (a)	800,000	799,995
Goodgreen Trust
Series 2019-2A, Class A, 2.760% 4/15/55 (a)	2,865,285	2,877,245
Series 2016-1A, Class A, 3.230% 10/15/52 (a)	1,121,527	1,150,289
Series 2017-1A, Class A, 3.740% 10/15/52 (a)	540,836	559,731
Series 2019-1A, Class A, 3.860% 10/15/54 (a)	1,126,266	1,172,661
Series 2018-1A, Class A, 3.930% VRN 10/15/53 (a) (d)	1,423,996	1,478,530
Hero Funding Trust
Series 2016-3A, Class A1, 3.080% 9/20/42 (a)	518,303	530,792
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	567,771	581,010
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	171,132	175,354
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	546,496	565,328
Series 2017-2A, Class A2, 4.070% 9/20/48 (a)	137,662	142,590
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	985,944	1,035,401

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Highbridge Loan Management Ltd., Series 13A-18, Class C, 3 mo. USD LIBOR + 2.150%
2.274% FRN 10/15/30 (a)	$1,000,000	$999,421
Horizon Aircraft Finance I Ltd., Series 2018-1, Class A
4.458% 12/15/38 (a)	1,011,181	980,951
Horizon Aircraft Finance II Ltd, Series 2019-1, Class A
3.721% 7/15/39 (a)	1,431,510	1,402,630
Horizon Aircraft Finance III Ltd., Series 2019-2, Class A
3.425% 11/15/39 (a)	3,433,429	3,362,060
HPS Loan Management Ltd., Series 15A-19, Class A1, 3 mo. USD LIBOR + 1.320%
1.448% FRN 7/22/32 (a)	800,000	800,526
KREF Ltd.
Series 2021-FL2, Class B, 1 mo. USD LIBOR + 1.650% 1.759% FRN 2/15/39 (a)	3,500,000	3,494,421
Series 2021-FL2, Class C, 1 mo. USD LIBOR + 2.000% 2.109% FRN 2/15/39 (a)	5,800,000	5,787,462
Series 2021-FL2, Class D, 1 mo. USD LIBOR + 2.200% 2.309% FRN 2/15/39 (a)	3,200,000	3,189,244
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1
4.300% 1/15/42 (a)	1,912,332	1,868,887
MACH 1 Cayman Ltd., Series 2019-1, Class A
3.474% 10/15/39 (a)	2,158,360	2,112,048
Madison Park Funding Ltd.
Series 2018-28A, Class B, 3 mo. USD LIBOR + 1.600% 1.724% FRN 7/15/30 (a)	2,090,000	2,089,992
Series 2018-32A, Class CR, 3 mo. USD LIBOR + 2.000% 2.128% FRN 1/22/31 (a)	1,750,000	1,746,901
Series 2018-29A, Class C, 3 mo. USD LIBOR + 2.200% 2.322% FRN 10/18/30 (a)	680,000	679,999
Mariner Finance Issuance Trust
Series 2021-AA, Class B, 2.330% 3/20/36 (a)	1,771,000	1,768,711
Series 2021-AA, Class C, 2.960% 3/20/36 (a)	835,000	840,490
Mosaic Solar Loans LLC
Series 2017-2A, Class A, 3.820% 6/22/43 (a)	437,536	455,093
Series 2018-1A, Class A, 4.010% 6/22/43 (a)	193,480	200,054
Series 2017-1A, Class A, 4.450% 6/20/42 (a)	196,667	205,823
MVW Owner Trust, Series 2017-1A, Class A
2.420% 12/20/34 (a)	116,893	118,841
New Residential Advance Receivables Trust, Series 2020-T1, Class ET1
5.467% 8/15/53 (a)	2,495,000	2,482,798
NP SPE LLC, Series 2017-1A, Class A2
4.219% 10/21/47 (a)	2,190,000	2,268,650

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Octagon Investment Partners 39 Ltd., Series 2018-3A, Class C, 3 mo. USD LIBOR + 2.200%
2.332% FRN 10/20/30 (a)	$1,180,000	$1,175,293
Oxford Finance Funding Trust, Series 2020-1A, Class A2
3.101% 2/15/28 (a)	1,894,000	1,914,488
Parallel Ltd., Series 2021-2A, Class A2, 3 mo. USD LIBOR + 1.850%
1.969% FRN 10/20/34 (a)	550,000	549,197
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A
3.967% 6/15/44 (a)	1,694,594	1,677,170
Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2
3.858% 12/05/49 (a)	2,925,300	3,002,115
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 2.850%
2.952% FRN 2/25/23 (a)	1,180,000	1,182,979
Rad CLO 12 Ltd., Series 2021-12A, Class A, 3 mo. USD LIBOR + 1.170%
1.311% FRN 10/30/34 (a)	2,000,000	2,001,222
Rad CLO 15 Ltd., Series 2021-15A, Class C, 3 mo. USD LIBOR + 2.050%
2.297% FRN 1/20/34 (a)	1,000,000	998,650
Regatta XIV Funding Ltd., Series 2018-3A, Class B, 3 mo. USD LIBOR + 1.850%
1.974% FRN 10/25/31 (a)	1,030,000	1,030,080
Sierra Receivables Funding LLC
Series 2020-2A, Class B, 2.320% 7/20/37 (a)	682,208	685,702
Series 2021-1A, Class D, 3.170% 11/20/37 (a)	1,373,175	1,368,318
Series 2018-3A, Class D, 5.200% 9/20/35 (a)	572,001	587,107
Steele Creek CLO Ltd., Series 2018-2A, Class C, 3 mo. USD LIBOR + 2.300%
2.460% FRN 8/18/31 (a)	1,660,000	1,630,728
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL1, Class M2, 1 mo. USD LIBOR + 1.200%
1.302% FRN 11/25/35 (a)	718,705	705,718
Structured Receivables Finance LLC, Series 2010-B, Class A
3.730% 8/15/36 (a)	142,072	145,919
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A
4.870% 7/20/48 (a)	592,558	628,238
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A
4.190% 1/15/71 (a)	1,766,403	1,938,907
THL Credit Wind River CLO Ltd., Series 2018-3A, Class B, 3 mo. USD LIBOR + 1.700%
1.832% FRN 1/20/31 (a)	2,440,000	2,440,059
Thrust Engine Leasing
Series 2021-1A, Class A, 4.163% 7/15/40 (a)	3,653,497	3,659,114
Series 2021-1A, Class B, 6.121% 7/15/40 (a)	1,658,885	1,649,285

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2021-1A, Class C, 7.386% 7/15/40 (a)	$1,182,541	$1,173,361
TICP CLO XIV Ltd., Series 2019-14A, Class A2R, 3 mo. USD LIBOR + 1.650%
1.791% FRN 10/20/32 (a)	1,100,000	1,097,585
Vivint Solar Financing V LLC, Series 2018-1A, Class B
7.370% 4/30/48 (a)	2,218,603	2,320,921
Voya CLO Ltd., Series 2015-3A, Class A3R, 3 mo. USD LIBOR + 1.700%
1.832% FRN 10/20/31 (a)	1,500,000	1,492,159
WAVE LLC
Series 2019-1A, Class A, 3.597% 9/15/44 (a)	4,532,083	4,419,947
Series 2017-1A, Class A, 3.844% 11/15/42 (a)	384,854	374,287
Series 2017-1A, Class C, 6.656% 11/15/42 (a)	1,930,286	1,061,824
Willis Engine Structured Trust IV, Series 2018-A, Class A,
4.750% STEP 9/15/43 (a)	1,083,525	1,061,763
Zaxby's Funding LLC, Series 2021-1A, Class A2
3.238% 7/30/51 (a)	1,091,265	1,106,805
		134,525,783
Student Loans Asset-Backed Securities — 3.2%
College Avenue Student Loans LLC
Series 2019-A, Class B, 3.810% 12/28/48 (a)	1,949,458	1,982,160
Series 2019-A, Class C, 4.460% 12/28/48 (a)	1,303,129	1,329,187
College Loan Corp. Trust I, Series 2007-1, Class B2,
1.627% FRN 1/25/47 (d)	593,056	474,381
EdLinc Student Loan Funding, Series 2017-A, Class A, PRIME - 1.150%
2.100% FRN 12/01/47 (a)	1,045,638	1,050,399
Education Loan Asset-Backed Trust I
Series 2003-1, Class A2, 0.000% FRN 2/01/43 (a) (d)	1,300,000	1,201,401
Series 2003-2, Class 2A1, 0.000% FRN 8/01/43 (a) (d)	1,950,000	1,808,564
Series 2013-1, Class B1, 1 mo. USD LIBOR + 1.000% 1.102% FRN 11/25/33 (a)	917,028	915,502
Higher Education Funding I
Series 2004-1, Class B2, 0.000% FRN 1/01/44 (a) (d)	600,000	522,678
Series 2004-1, Class B1, 1.796% FRN 1/01/44 (a) (d)	600,000	537,683
Laurel Road Prime Student Loan Trust
Series 2017-B, Class BFX, 3.020% 8/25/42 (a)	538,731	545,395
Series 2018-B, Class BFX, 3.720% 5/26/43 (a)	436,918	442,761
Navient Private Education Refi Loan Trust, Series 2019-A, Class B
3.900% 1/15/43 (a)	1,500,000	1,556,661
Navient Student Loan Trust
Series 2015-3, Class B, 1 mo. USD LIBOR + 1.500% 1.603% FRN 10/25/58	1,200,000	1,208,424

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-EA, Class B, 4.440% 12/15/59 (a)	$730,000	$744,628
Nelnet Student Loan Trust
Series 2014-3A, Class B, 1 mo. USD LIBOR + 1.500% 1.603% FRN 10/25/50 (a)	975,000	975,000
Series 2014-5A, Class B, 1 mo. USD LIBOR + 1.500% 1.603% FRN 5/26/54 (a)	1,300,000	1,303,652
Series 2015-2A, Class B, 1 mo. USD LIBOR + 1.500% 1.603% FRN 5/26/54 (a)	1,130,000	1,130,000
Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500% 1.603% FRN 6/25/54 (a)	1,100,000	1,100,000
Series 2019-5, Class B, 3.450% 10/25/67 (a)	2,850,000	2,899,013
SLC Student Loan Trust, Series 2005-1, Class B, 3 mo. USD LIBOR + .200%
0.354% FRN 2/15/45	1,313,872	1,232,095
SLM Student Loan Trust
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 0.334% FRN 10/25/40	1,614,594	1,517,095
Series 2005-8, Class B, 3 mo. USD LIBOR + .310% 0.434% FRN 1/25/55	1,146,167	1,092,175
SMB Private Education Loan Trust
Series 2020-BA, Class B, 2.760% 7/15/53 (a)	3,431,000	3,458,539
Series 2017-A, Class B, 3.500% 6/17/41 (a)	1,800,000	1,848,204
SoFi Alternative Trust, Series 2019-C, Class PT,
5.431% VRN 1/25/45 (a) (d)	3,300,186	3,483,610
		34,359,207
Whole Loan Collateral Collateralized Mortgage Obligations — 2.7%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7,
2.499% VRN 8/25/34 (d)	51,183	50,453
Citigroup Mortgage Loan Trust, Series 2019-IMC1, Class M1,
3.170% VRN 7/25/49 (a) (d)	1,188,500	1,196,296
CSMC, Series 2021-NQM3, Class M1,
2.317% VRN 4/25/66 (a) (d)	1,670,000	1,659,790
Flagstar Mortgage Trust, Series 2021-6INV, Class A18,
2.500% VRN 8/25/51 (a) (d)	5,256,268	5,216,435
JP Morgan Mortgage Trust, Series 2017-1, Class A11,
3.469% VRN 1/25/47 (a) (d)	645,970	655,950
New Residential Mortgage Loan Trust, Series 2021-INV1, Class A4,
2.500% VRN 6/25/51 (a) (d)	3,138,868	3,109,196
NewRez Warehouse Securitization Trust, Series 2021-1, Class D, 1 mo. USD LIBOR + 1.400%
1.502% FRN 5/25/55 (a)	3,340,000	3,340,790
NMLT Trust, Series 2021-INV1, Class M1,
2.711% VRN 5/25/56 (a) (d)	3,723,000	3,690,707

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
PSMC Trust, Series 2018-2, Class A1,
3.500% VRN 6/25/48 (a) (d)	$121,944	$122,124
Sequoia Mortgage Trust, Series 2018-CH2, Class A3,
4.000% VRN 6/25/48 (a) (d)	387,036	392,628
STAR Trust, Series 2021-1, Class M1,
2.363% VRN 5/25/65 (a) (d)	5,273,000	5,277,504
Starwood Mortgage Residential Trust, Series 2021-3, Class M1,
2.491% VRN 6/25/56 (a) (d)	1,840,000	1,834,999
Verus Securitization Trust, Series 2021-R3, Class M1,
2.411% VRN 4/25/64 (a) (d)	1,491,000	1,492,663
Wells Fargo Mortgage Backed Securities Trust, Series 2019-1, Class A1,
3.978% VRN 11/25/48 (a) (d)	136,886	137,247
		28,176,782

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $301,035,775)		301,958,016

SOVEREIGN DEBT OBLIGATIONS — 0.8%
Colombia Government International Bond
6.125% 1/18/41	2,980,000	3,065,705
Mexico Government International Bond
4.500% 4/22/29	1,175,000	1,308,692
4.750% 3/08/44	3,028,000	3,296,765
6.750% 9/27/34	950,000	1,267,072
		8,938,234

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $8,608,245)		8,938,234

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (e) — 18.9%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Series 2178, Class PB 7.000% 8/15/29	88,235	97,853
Pass-Through Securities — 18.9%
Federal Home Loan Mortgage Corp.
Pool #RA4245 2.000% 12/01/50	4,993,760	4,993,902
Pool #RA4255 2.000% 1/01/51	10,401,532	10,418,079
Pool #RA2483 3.500% 6/01/50	7,136,783	7,517,749
Pool #Z40047 4.000% 10/01/41	92,826	100,642
Federal National Mortgage Association

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #775539 12 mo. USD LIBOR + 1.641% 1.891% FRN 5/01/34	$45,080	$46,662
Pool #CB1757 2.500% 9/01/36	14,482,573	15,056,180
Pool #FM8596 2.500% 9/01/51	2,569,203	2,642,343
Pool #MA3029 3.000% 6/01/32	2,378,259	2,494,721
Pool #MA3090 3.000% 8/01/32	793,817	832,690
Pool #AS1304 3.500% 12/01/28	666,464	702,609
Pool #MA1356 3.500% 2/01/43	4,663,118	5,025,337
Pool #CA6096 3.500% 6/01/50	8,701,780	9,217,952
Pool #FM4017 3.500% 8/01/50	591,910	622,951
Pool #CA1909 4.500% 6/01/48	3,045,109	3,273,890
Pool #AD6437 5.000% 6/01/40	270,095	302,420
Pool #AD6996 5.000% 7/01/40	1,666,775	1,867,829
Pool #AL8173 5.000% 2/01/44	641,735	720,158
Government National Mortgage Association
Pool #781038 6.500% 5/15/29	26,571	29,454
Pool #781468 6.500% 7/15/32	1,842	2,097
Pool #781496 6.500% 9/15/32	8,879	10,034
Pool #345964 7.000% 11/15/23	283	293
Pool #380866 7.000% 3/15/24	251	262
Pool #781124 7.000% 12/15/29	3,444	3,861
Pool #781319 7.000% 7/15/31	64,860	73,769
Pool #581417 7.000% 7/15/32	9,693	10,829
Pool #565982 7.000% 7/15/32	11,896	13,698
Pool #357262 7.500% 9/15/23	271	281
Pool #441009 8.000% 11/15/26	509	562
Pool #522777 8.000% 12/15/29	3,725	4,191
Pool #523043 8.000% 3/15/30	124	141
Pool #529134 8.000% 3/15/30	1,305	1,502
Pool #477036 8.000% 4/15/30	524	604
Pool #503157 8.000% 4/15/30	11,146	12,825
Pool #528714 8.000% 4/15/30	1,027	1,185
Pool #544640 8.000% 11/15/30	8,869	10,272
Pool #531298 8.500% 8/15/30	696	791
Government National Mortgage Association II
Pool #MA6038 3.000% 7/20/49	3,812,968	3,965,581
Pool #MA6283 3.000% 11/20/49	6,744,199	6,992,004
Pool #MA6409 3.000% 1/20/50	6,998,202	7,248,233
Pool #MA4321 3.500% 3/20/47	4,165,034	4,381,956
Government National Mortgage Association II TBA
3.000% 7/01/49 (f)	34,725,000	35,948,515
3.500% 4/01/49 (f)	18,830,000	19,612,810
Uniform Mortgage Backed Securities TBA
2.000% 7/01/51 (f)	10,100,000	10,081,063

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2.500% 7/01/51 (f)	$25,375,000	$25,918,182
3.500% 2/01/49 (f)	15,450,000	16,273,195
4.000% 2/01/49 (f)	4,900,000	5,212,375
		201,646,679

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $202,219,273)		201,744,532

U.S. TREASURY OBLIGATIONS — 15.5%
U.S. Treasury Bonds & Notes — 15.5%
U.S. Treasury Bond
2.250% 8/15/49 (g)	26,100,000	27,886,984
3.500% 2/15/39	28,800,000	36,185,579
U.S. Treasury Note
0.125% 2/15/24 (c)	24,000,000	23,688,055
0.500% 2/28/26	79,600,000	77,368,772
1.625% 8/15/29	500,000	507,550
		165,636,940

TOTAL U.S. TREASURY OBLIGATIONS (Cost $166,487,262)		165,636,940

TOTAL BONDS & NOTES (Cost $1,056,259,926)		1,073,211,974

TOTAL PURCHASED OPTIONS (#) — 0.3% (Cost $3,506,056)		2,738,367

	Number of Shares
MUTUAL FUNDS — 1.3%
Diversified Financial Services —1.3%
State Street Navigator Securities Lending Government Money Market Portfolio (h)	13,722,263	13,722,263

TOTAL MUTUAL FUNDS (Cost $13,722,263)		13,722,263

TOTAL LONG-TERM INVESTMENTS (Cost $1,073,488,245)		1,089,672,604

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 11.3%
Commercial Paper — 11.0%
AT&T, Inc.
0.508% 6/21/22 (a)	$15,000,000	$14,963,307
Cigna Corp.
0.457% 3/29/22 (a)	6,000,000	5,994,031
Enbridge (us), Inc.
0.487% 3/16/22 (a)	5,000,000	4,996,198
Fidelity National Information Services, Inc.
0.589% 3/17/22 (a)	8,500,000	8,493,145
Ingredion, Inc.
0.406% 3/09/22 (a)	4,600,000	4,596,820
Nutrien Ltd.
0.406% 3/17/22 (a)	12,000,000	11,989,183
0.406% 3/24/22 (a)	3,000,000	2,996,929
Parker-hannifin Corp.
0.711% 3/07/22 (a)	8,000,000	7,994,104
Tampa Electric Co.
0.355% 1/10/22 (a)	4,000,000	3,999,907
Thermo Fisher Scientific, Inc.
0.508% 6/03/22 (a)	9,000,000	8,982,906
Transcanada Pipelines Ltd.
0.549% 6/13/22 (a)	7,000,000	6,985,522
0.600% 7/14/22 (a)	8,000,000	7,978,983
VW Credit, Inc.
0.336% 1/26/22 (a)	5,000,000	4,999,047
0.356% 2/11/22 (a)	10,000,000	9,996,500
Waste Management, Inc.
0.326% 7/25/22 (a)	5,000,000	4,988,830
0.417% 11/09/22 (a)	7,000,000	6,966,526
		116,921,938
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/21, 0.000%, due 1/03/22 (i)	3,654,236	3,654,236

TOTAL SHORT-TERM INVESTMENTS (Cost $120,569,471)		120,576,174

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL INVESTMENTS — 113.4% (Cost $1,194,057,716) (j)		$1,210,248,778

Other Assets/(Liabilities) — (13.4)%		(142,818,412)

NET ASSETS — 100.0%		$1,067,430,366

Abbreviation Legend

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2021, the aggregate market value of these securities amounted to $519,630,240 or 48.68% of net assets.
(b)	Security is perpetual and has no stated maturity date.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2021, was $17,168,011 or 1.61% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $3,860,791 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2021.
(e)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(g)	All or a portion of this security is pledged/held as collateral for open derivatives.
(h)	Represents investment of security lending cash collateral. (Note 2).
(i)	Maturity value of $3,654,236. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 7/31/28, and an aggregate market value, including accrued interest, of $3,727,350.
(j)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

(#) Interest Rate Swaptions Purchased
			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
10 -Year Interest Rate Swap,12/15/42	Barclays Bank PLC	12/13/32	3-Month USD LIBOR BBA	Quarterly	2.44%##	Semi-Annually	USD	5,551,000	$476,775	$277,507	$199,268
Put
10 -Year Interest Rate Swap,12/15/42	Barclays Bank PLC	12/13/32	2.94%##	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	64,580,000	$2,261,592	$3,228,549	$(966,957)
									$2,738,367	$3,506,056	$(767,689)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Long Bond	3/22/22	41	$6,481,730	$96,208
U.S. Treasury Ultra Bond	3/22/22	211	41,013,826	579,549
U.S. Treasury Note 2 Year	3/31/22	336	73,441,412	(135,662)
U.S. Treasury Note 5 Year	3/31/22	254	30,740,863	(12,816)
				$527,279
Short
U.S. Treasury Ultra 10 Year	3/22/22	71	$(10,273,428)	$(123,635)

## Exercise Rate.

Currency Legend

USD	U.S. Dollar

MassMutual Diversified Bond Fund — Portfolio of Investments

December 31, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.8%

PREFERRED STOCK — 0.8%
Financial — 0.8%
Insurance — 0.8%
Equitable Holdings, Inc.
4.300% (d)	45,600	1,151,400
Selective Insurance Group, Inc.
4.600% (d)	18,825	487,568

TOTAL PREFERRED STOCK (Cost $1,610,625)		1,638,968

TOTAL EQUITIES (Cost $1,610,625)		1,638,968

	Principal Amount
BONDS & NOTES — 95.5%
CORPORATE DEBT — 48.8%
Aerospace & Defense — 1.0%
BAE Systems PLC
3.000% 9/15/50 (e)	$230,000	224,743
The Boeing Co.
2.196% 2/04/26	580,000	580,022
5.930% 5/01/60	140,000	194,999
TransDigm, Inc.
5.500% 11/15/27	250,000	257,500
6.250% 3/15/26 (e)	500,000	519,687
6.375% 6/15/26	225,000	231,147
		2,008,098
Agriculture — 1.2%
BAT Capital Corp.
2.259% 3/25/28	320,000	312,076
4.700% 4/02/27	510,000	561,361
4.758% 9/06/49	165,000	177,738

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Imperial Brands Finance PLC
3.875% 7/26/29 (e)	$545,000	$577,729
Reynolds American, Inc.
5.850% 8/15/45	150,000	182,766
Viterra Finance BV
3.200% 4/21/31 (e)	580,000	584,378
		2,396,048
Airlines — 0.3%
Alaska Airlines Pass Through Trust, 2020-1 Class A,
4.800% 2/15/29 (e)	415,647	454,193
United Airlines Pass-Through Trust, Series 2018-1, Class B,
4.600% 9/01/27	72,812	73,866
		528,059
Auto Manufacturers — 0.9%
Ford Motor Credit Co. LLC
3.087% 1/09/23	310,000	315,240
4.140% 2/15/23	285,000	291,783
General Motors Co.
4.200% 10/01/27	215,000	235,434
5.150% 4/01/38	230,000	277,824
5.200% 4/01/45	225,000	279,211
6.800% 10/01/27	335,000	411,448
		1,810,940
Auto Parts & Equipment — 0.1%
Lear Corp.
3.550% 1/15/52	305,000	302,888
Banks — 6.1%
Associated Banc-Corp.
4.250% 1/15/25	501,000	530,743
Banco General SA
4.125% 8/07/27 (e)	260,000	278,528
Bank Hapoalim BM 5 year CMT + 2.155%
3.255% VRN 1/21/32 (e)	600,000	594,000
Bank of America Corp.
5 year CMT + 1.200% 2.482% VRN 9/21/36	580,000	562,490
SOFR + 2.150% 2.592% VRN 4/29/31	100,000	101,121
3 mo. USD LIBOR + 1.310% 4.271% VRN 7/23/29	200,000	223,165
6.110% 1/29/37	190,000	256,096
7.750% 5/14/38	125,000	196,265
The Bank of Nova Scotia 3 mo. USD LIBOR + 2.648%
4.650% VRN (f)	575,000	569,825
Barclays PLC
5.200% 5/12/26	610,000	680,681
BPCE SA SOFR + 1.730%
3.116% VRN 10/19/32 (d) (e)	450,000	451,960
Citigroup, Inc.
6.000% 10/31/33	85,000	109,766
Deutsche Bank AG SOFR + 1.219%
2.311% VRN 11/16/27	590,000	589,919
First Republic Bank
4.375% 8/01/46	210,000	253,438

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Fulton Financial Corp.
3.600% 3/16/22	$35,000	$35,183
The Goldman Sachs Group, Inc.
5.150% 5/22/45	290,000	378,055
5.950% 1/15/27	170,000	200,499
6.750% 10/01/37	165,000	234,427
HSBC Holdings PLC
SOFR + 1.285% 2.206% VRN 8/17/29	267,000	261,956
4.375% 11/23/26	298,000	327,120
6.500% 9/15/37	125,000	173,314
7.350% 11/27/32	415,000	554,398
Huntington Bancshares, Inc. 3 mo. USD LIBOR + 2.880%
5.700% VRN (f)	510,000	517,650
Intesa Sanpaolo SpA 1 year CMT + 2.600%,
4.198% VRN 6/01/32 (e)	560,000	565,459
JP Morgan Chase & Co.
SOFR + 2.515% 2.956% VRN 5/13/31	235,000	243,561
4.950% 6/01/45 (d)	170,000	221,935
Mizrahi Tefahot Bank Ltd. 5 year CMT + 2.250%
3.077% VRN 4/07/31 (e)	1,225,000	1,215,812
Morgan Stanley
SOFR + 1.360% 2.484% VRN 9/16/36	280,000	269,599
SOFR + 1.485% 3.217% VRN 4/22/42	310,000	325,702
NBK Tier 1 Financing 2 Ltd. 6 year USD Swap + 2.832%
4.500% VRN (e) (f)	685,000	698,015
SVB Financial Group
10 year CMT + 3.064% 4.100% VRN (f)	210,000	207,690
5 year CMT + 3.074% 4.250% VRN (f)	590,000	598,260
Valley National Bancorp
5.125% 9/27/23	110,000	116,806
Wells Fargo & Co.
5.606% 1/15/44	105,000	142,476
		12,685,914
Beverages — 0.7%
Anheuser-Busch InBev Worldwide, Inc.
4.600% 4/15/48	255,000	312,528
8.200% 1/15/39	250,000	406,818
Bacardi Ltd.
5.150% 5/15/38 (e)	200,000	247,556
Molson Coors Beverage Co.
4.200% 7/15/46	366,000	406,991
5.000% 5/01/42	135,000	163,525
		1,537,418
Biotechnology — 0.1%
Amgen, Inc.
3.000% 1/15/52	190,000	185,087
Building Materials — 0.2%
Standard Industries, Inc.
4.375% 7/15/30 (e)	200,000	204,024
4.750% 1/15/28 (e)	151,000	155,908
		359,932

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Chemicals — 0.7%
Alpek SAB de CV
3.250% 2/25/31 (e)	$560,000	$558,600
DuPont de Nemours, Inc.
5.319% 11/15/38	270,000	348,706
Syngenta Finance NV
4.892% 4/24/25 (e)	500,000	537,138
		1,444,444
Commercial Services — 0.0%
ERAC USA Finance LLC
7.000% 10/15/37 (e)	50,000	73,818
Computers — 0.7%
Dell International LLC / EMC Corp.
8.100% 7/15/36	100,000	152,360
8.350% 7/15/46	275,000	458,436
Leidos, Inc.
2.300% 2/15/31	90,000	86,650
5.500% 7/01/33	226,000	272,629
Lenovo Group Ltd.
3.421% 11/02/30 (e)	495,000	499,417
		1,469,492
Distribution & Wholesale — 0.3%
H&E Equipment Services, Inc.
3.875% 12/15/28 (e)	600,000	595,500
Diversified Financial Services — 5.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.400% 10/29/33	935,000	953,187
Alliance Data Systems Corp.
7.000% 1/15/26 (d) (e)	200,000	210,000
Ally Financial, Inc.
5 year CMT + 3.868% 4.700% VRN (f)	600,000	622,500
7 year CMT + 3.481% 4.700% VRN (f)	570,000	587,556
8.000% 11/01/31	376,000	532,795
Antares Holdings LP
2.750% 1/15/27 (e)	645,000	632,455
6.000% 8/15/23 (e)	285,000	302,907
8.500% 5/18/25 (e)	330,000	385,508
Ares Finance Co. III LLC 5 year CMT + 3.237%
4.125% VRN 6/30/51 (e)	360,000	361,517
Ares Finance Co. LLC
4.000% 10/08/24 (e)	375,000	392,158
Avolon Holdings Funding Ltd.
2.528% 11/18/27 (e)	375,000	364,539
3.250% 2/15/27 (e)	175,000	176,322
4.250% 4/15/26 (e)	485,000	514,213
4.375% 5/01/26 (e)	480,000	514,367
5.500% 1/15/26 (e)	135,000	149,261
BGC Partners, Inc.
4.375% 12/15/25	585,000	626,544
Blackstone Private Credit Fund
1.750% 9/15/24 (e)	625,000	614,797
2.625% 12/15/26 (e)	330,000	321,930
Blue Owl Finance LLC

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.125% 6/10/31 (e)	$910,000	$891,488
4.125% 10/07/51 (e)	375,000	377,021
Brookfield Finance, Inc.
4.350% 4/15/30	405,000	456,977
Coinbase Global, Inc.
3.625% 10/01/31 (d) (e)	734,000	675,280
Global Aircraft Leasing Co. Ltd.
6.500% 9/15/24 (e)	638,918	616,556
Lazard Group LLC
3.625% 3/01/27	196,000	209,871
4.500% 9/19/28	275,000	314,739
OneMain Finance Corp.
4.000% 9/15/30	220,000	216,344
Synchrony Financial
2.875% 10/28/31	215,000	214,802
		12,235,634
Electric — 1.3%
American Transmission Systems, Inc.
2.650% 1/15/32 (e)	120,000	121,257
Berkshire Hathaway Energy Co.
5.950% 5/15/37	120,000	161,643
The Cleveland Electric Illuminating Co.
5.950% 12/15/36	175,000	233,928
CMS Energy Corp.
4.700% 3/31/43	115,000	138,353
4.875% 3/01/44	180,000	227,157
Elwood Energy LLC
8.159% 7/05/26	137,190	141,306
Enel Finance International NV
6.000% 10/07/39 (e)	175,000	233,021
Entergy Louisiana LLC
4.950% 1/15/45	110,000	118,256
NextEra Energy Capital Holdings, Inc. 5 year CMT + 2.547%
3.800% VRN 3/15/82	580,000	590,623
Pacific Gas and Electric Co.
3.750% 7/01/28	320,000	332,743
4.300% 3/15/45	195,000	197,733
Virginia Electric & Power Co.
6.000% 1/15/36	100,000	137,359
		2,633,379
Entertainment — 0.0%
Live Nation Entertainment, Inc.
5.625% 3/15/26 (e)	77,000	79,503
Food — 0.6%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.500% 1/15/30 (e)	700,000	761,250
Smithfield Foods, Inc.
2.625% 9/13/31 (e)	285,000	276,068
3.000% 10/15/30 (e)	206,000	205,373
		1,242,691

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Gas — 0.2%
NiSource, Inc.
4.800% 2/15/44	$295,000	$362,430
Health Care – Services — 0.4%
DaVita, Inc.
4.625% 6/01/30 (e)	368,000	376,740
HCA, Inc.
5.375% 2/01/25	350,000	384,650
		761,390
Home Builders — 0.4%
Mattamy Group Corp.
4.625% 3/01/30 (e)	35,000	35,646
5.250% 12/15/27 (e)	227,000	238,747
Taylor Morrison Communities, Inc.
5.750% 1/15/28 (e)	500,000	558,750
		833,143
Insurance — 6.1%
Allianz SE 5 year CMT + 2.973%
3.500% VRN (e) (f)	600,000	600,750
Allstate Corp. 3 mo. USD LIBOR + 2.938%
5.750% VRN 8/15/53	640,000	665,600
American International Group, Inc. 3 mo. USD LIBOR + 2.868%
5.750% VRN 4/01/48	485,000	544,412
Ascot Group Ltd.
4.250% 12/15/30 (e)	450,000	463,172
AXIS Specialty Finance LLC 5 year CMT + 3.186%
4.900% VRN 1/15/40	490,000	512,485
Brighthouse Financial, Inc.
3.850% 12/22/51	575,000	571,265
4.700% 6/22/47	500,000	550,432
CNO Financial Group, Inc.
5.250% 5/30/29	666,000	765,471
Enstar Finance LLC 5 year CMT + 5.468%
5.750% VRN 9/01/40	1,060,000	1,087,910
Enstar Group Ltd.
4.950% 6/01/29	350,000	389,712
Equitable Holdings, Inc. 5 year CMT + 4.736%
4.950% VRN (f)	505,000	528,988
Global Atlantic Fin Co.
3.125% 6/15/31 (e)	380,000	376,576
5 year CMT + 3.796% 4.700% VRN 10/15/51 (e)	1,170,000	1,187,313
Hill City Funding Trust
4.046% 8/15/41 (e)	490,000	475,190
Jackson Financial, Inc.
3.125% 11/23/31 (e)	550,000	553,525
Markel Corp. 5 year CMT + 5.662%
6.000% VRN (f)	735,000	805,744
MetLife Capital Trust IV
7.875% 12/15/67 (e)	325,000	443,625
Prudential Financial, Inc.
3 mo. USD LIBOR + 3.920% 5.625% VRN 6/15/43	200,000	208,120
3 mo. USD LIBOR + 2.665% 5.700% VRN 9/15/48	350,000	392,401
Sammons Financial Group, Inc.
3.350% 4/16/31 (e)	570,000	574,956

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Teachers Insurance & Annuity Association of America
4.270% 5/15/47 (e)	$175,000	$212,075
Unum Group
4.125% 6/15/51	460,000	468,519
USF&G Capital I
8.500% 12/15/45 (e)	95,000	146,439
XLIT Ltd.
5.500% 3/31/45	200,000	274,549
		12,799,229
Internet — 0.5%
Amazon.com, Inc.
4.050% 8/22/47	260,000	316,316
Expedia Group, Inc.
2.950% 3/15/31	660,000	659,790
		976,106
Investment Companies — 2.1%
Ares Capital Corp.
2.150% 7/15/26	560,000	552,672
4.200% 6/10/24	525,000	554,082
BlackRock TCP Capital Corp.
3.900% 8/23/24	170,000	177,545
Golub Capital BDC, Inc.
2.500% 8/24/26	195,000	191,751
3.375% 4/15/24	562,000	577,536
Icahn Enterprises LP/ Icahn Enterprises Finance Corp.
4.750% 9/15/24	500,000	518,750
6.250% 5/15/26	1,000,000	1,041,250
6.750% 2/01/24	200,000	200,500
Sixth Street Specialty Lending, Inc.
3.875% 11/01/24	540,000	564,682
		4,378,768
Iron & Steel — 0.4%
Vale Overseas Ltd.
6.250% 8/10/26	470,000	544,030
6.875% 11/21/36	225,000	298,971
		843,001
Leisure Time — 0.2%
Royal Caribbean Cruises Ltd.
5.500% 8/31/26 (e)	485,000	493,148
Lodging — 0.7%
Las Vegas Sands Corp.
3.900% 8/08/29	525,000	529,122
Travel + Leisure Co.
4.500% 12/01/29 (e)	917,000	924,781
		1,453,903
Machinery – Construction & Mining — 0.2%
The Weir Group PLC
2.200% 5/13/26 (e)	350,000	345,302

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Media — 1.8%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.000% 2/01/28 (e)	$250,000	$260,000
Charter Communications Operating LLC/Charter Communications Operating Capital
3.900% 6/01/52	150,000	150,959
Comcast Corp.
4.600% 8/15/45	300,000	374,270
CSC Holdings LLC
4.625% 12/01/30 (e)	250,000	236,563
5.750% 1/15/30 (e)	200,000	199,250
Discovery Communications LLC
4.000% 9/15/55	235,000	247,203
4.650% 5/15/50	55,000	64,740
DISH DBS Corp.
7.375% 7/01/28	1,123,000	1,137,037
Radiate Holdco LLC / Radiate Finance, Inc.
6.500% 9/15/28 (e)	231,000	232,048
Time Warner Cable, Inc.
4.500% 9/15/42	250,000	273,284
6.750% 6/15/39	115,000	157,033
ViacomCBS, Inc.
4.200% 5/19/32	180,000	203,268
4.950% 1/15/31	220,000	262,335
		3,797,990
Mining — 1.3%
AngloGold Ashanti Holdings PLC
3.375% 11/01/28	585,000	579,643
First Quantum Minerals Ltd.
6.875% 3/01/26 (e)	1,000,000	1,038,750
Glencore Finance Canada Ltd.
5.550% STEP 10/25/42 (e)	149,000	189,650
Glencore Funding LLC
3.875% 10/27/27 (e)	260,000	279,365
Perenti Finance Pty Ltd.
6.500% 10/07/25 (d) (e)	325,000	335,692
Teck Resources Ltd.
5.200% 3/01/42	97,000	114,381
6.250% 7/15/41	143,000	190,119
		2,727,600
Oil & Gas — 2.9%
Antero Resources Corp.
7.625% 2/01/29 (e)	125,000	138,750
BP Capital Markets PLC 5 year CMT + 4.036%
4.375% VRN (f)	530,000	552,525
Cenovus Energy, Inc.
6.750% 11/15/39	175,000	237,982
Devon Energy Corp.
5.000% 6/15/45	289,000	350,362
EQT Corp.
6.625% STEP 2/01/25	380,000	428,450
Marathon Petroleum Corp.
6.500% 3/01/41	175,000	241,178

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Nabors Industries, Inc.
7.375% 5/15/27 (e)	$564,000	$583,633
Occidental Petroleum Corp.
5.875% 9/01/25	300,000	330,750
6.375% 9/01/28	300,000	356,202
6.600% 3/15/46	235,000	304,912
6.950% 7/01/24	177,000	196,286
Ovintiv, Inc.
6.500% 2/01/38	160,000	207,937
Patterson-UTI Energy, Inc.
3.950% 2/01/28 (d)	540,000	542,784
5.150% 11/15/29 (d)	615,000	624,292
Petroleos Mexicanos
4.625% 9/21/23	575,000	589,381
5.350% 2/12/28	190,000	188,860
6.375% 1/23/45	35,000	30,397
6.500% 3/13/27	65,000	69,345
6.625% 6/15/38	51,000	46,665
		6,020,691
Oil & Gas Services — 0.9%
Halliburton Co.
5.000% 11/15/45	220,000	263,628
NOV, Inc.
3.600% 12/01/29 (d)	742,000	767,136
3.950% 12/01/42 (d)	314,000	308,505
Weatherford International Ltd.
8.625% 4/30/30 (e)	483,000	501,426
		1,840,695
Packaging & Containers — 0.0%
Mauser Packaging Solutions Holding Co.
5.500% 4/15/24 (e)	49,000	49,449
Pharmaceuticals — 1.9%
AbbVie, Inc.
4.700% 5/14/45	350,000	435,555
AdaptHealth LLC
4.625% 8/01/29 (e)	665,000	665,000
Bausch Health Americas, Inc.
9.250% 4/01/26 (e)	400,000	422,500
Bausch Health Cos., Inc.
5.250% 1/30/30 (e)	250,000	220,000
6.125% 4/15/25 (e)	93,000	94,858
6.250% 2/15/29 (e)	245,000	232,809
Bristol-Myers Squibb Co.
4.350% 11/15/47	205,000	253,360
Cigna Corp.
4.800% 7/15/46	185,000	234,222
CVS Health Corp.
5.050% 3/25/48	115,000	150,845
6.125% 9/15/39	25,000	34,693
CVS Pass-Through Trust
5.926% 1/10/34 (e)	175,323	208,219
7.507% 1/10/32 (e)	12,799	15,859
Par Pharmaceutical, Inc.
7.500% 4/01/27 (e)	488,000	498,702

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Utah Acquisition Sub, Inc.
5.250% 6/15/46	$350,000	$430,076
		3,896,698
Pipelines — 1.9%
Energy Transfer LP
6.125% 12/15/45	230,000	286,886
3 mo. USD LIBOR + 4.028% 6.250% VRN (f)	615,000	534,318
5 year CMT + 5.134% 6.750% VRN (f)	270,000	270,000
EnLink Midstream Partners LP
4.150% 6/01/25	339,000	351,712
4.850% 7/15/26	154,000	162,085
3 mo. USD LIBOR + 4.110% 6.000% VRN (f)	375,000	299,531
EQM Midstream Partners LP
4.750% 7/15/23	375,000	390,000
MPLX LP 3 mo. USD LIBOR + 4.652%
6.875% VRN (f)	850,000	852,125
Plains All American Pipeline LP/PAA Finance Corp.
3.800% 9/15/30	265,000	277,000
4.500% 12/15/26	80,000	87,869
4.700% 6/15/44	260,000	277,250
6.650% 1/15/37	175,000	225,155
		4,013,931
Private Equity — 1.2%
Apollo Management Holdings LP 5 year CMT + 3.266%
4.950% VRN 1/14/50 (e)	325,000	333,457
Hercules Capital, Inc.
4.625% 10/23/22	945,000	963,303
2.625% 9/16/26	738,000	731,885
KKR Group Finance Co. VIII LLC
3.500% 8/25/50 (e)	160,000	168,052
KKR Group Finance Co. X LLC
3.250% 12/15/51 (e)	230,000	230,098
		2,426,795
Real Estate Investment Trusts (REITS) — 2.2%
Broadstone Net Lease LLC
2.600% 9/15/31	405,000	393,497
Host Hotels & Resorts LP
2.900% 12/15/31	130,000	125,567
3.500% 9/15/30	476,000	489,124
Iron Mountain, Inc.
5.250% 7/15/30 (e)	250,000	263,455
Kimco Realty Corp.
4.450% 9/01/47	250,000	298,565
Omega Healthcare Investors, Inc.
3.625% 10/01/29	640,000	664,868
Piedmont Operating Partnership LP
2.750% 4/01/32	235,000	230,053
Service Properties Trust
4.950% 10/01/29	590,000	560,500
Spirit Realty LP
2.700% 2/15/32	120,000	118,875
3.200% 1/15/27	220,000	230,099
3.400% 1/15/30	325,000	342,116

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.450% 9/15/26	$59,000	$64,939
Ventas Realty LP
5.700% 9/30/43	85,000	114,646
WEA Finance LLC
2.875% 1/15/27 (e)	575,000	592,091
WP Carey, Inc.
2.450% 2/01/32	134,000	130,833
		4,619,228
Retail — 0.2%
Nordstrom, Inc.
4.250% 8/01/31 (d)	440,000	432,300
Semiconductors — 0.1%
Broadcom, Inc.
3.500% 2/15/41 (e)	240,000	245,932
Telecommunications — 2.7%
Altice France SA
5.125% 7/15/29 (e)	442,000	431,149
AT&T, Inc.
3.500% 9/15/53	407,000	412,221
3.550% 9/15/55	814,000	820,220
CommScope, Inc.
8.250% 3/01/27 (e)	850,000	872,814
Frontier Communications Holdings LLC
6.000% 1/15/30 (d) (e)	1,138,000	1,143,690
Hughes Satellite Systems Corp.
6.625% 8/01/26	444,000	496,947
Sprint Capital Corp.
6.875% 11/15/28	500,000	632,500
8.750% 3/15/32	141,000	211,500
T-Mobile USA, Inc.
5.375% 4/15/27	165,000	171,707
Verizon Communications, Inc.
2.875% 11/20/50	160,000	152,423
2.987% 10/30/56	233,000	221,515
Vodafone Group PLC
5.250% 5/30/48	106,000	138,513
		5,705,199
Transportation — 0.1%
CSX Corp.
4.750% 11/15/48	145,000	187,195
Trucking & Leasing — 0.3%
AerCap Global Aviation Trust 3 mo. USD LIBOR + 4.300%
6.500% VRN 6/15/45 (e)	600,000	648,000

TOTAL CORPORATE DEBT (Cost $97,567,510)		101,446,968

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 29.6%
Automobile Asset-Backed Securities — 0.3%
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class C
4.530% 3/20/23 (e)	111,000	111,574

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
OneMain Direct Auto Receivables Trust, Series 2019-1A, Class D
4.680% 4/14/31 (e)	$422,000	$453,005
		564,579
Commercial Mortgage-Backed Securities — 11.4%
Aventura Mall Trust, Series 2018-AVM, Class D,
4.112% VRN 7/05/40 (e) (g)	530,000	527,899
BAMLL Commercial Mortgage Securities Trust
Series 2018-DSNY, Class C, 1 mo. USD LIBOR + 1.350% 1.460% FRN 9/15/34 (e)	150,000	148,127
Series 2019-BPR, Class CMP, 3.895% VRN 11/05/32 (e) (g)	440,000	440,620
Series 2019-BPR, Class DMP, 3.895% VRN 11/05/32 (e) (g)	540,000	526,246
BANK
Series 2020-BN30, Class MCDF, 2.918% VRN 12/15/53 (g)	500,000	462,954
Series 2019-BN17, Class C, 4.516% VRN 4/15/52 (g)	331,000	358,354
BBCMS Mortgage Trust
Series 2018-CHRS, Class B, 4.267% VRN 8/05/38 (e) (g)	400,000	426,789
Series 2018-CHRS, Class C, 4.267% VRN 8/05/38 (e) (g)	280,000	287,929
Series 2018-CHRS, Class D, 4.267% VRN 8/05/38 (e) (g)	270,000	264,960
Benchmark Mortgage Trust
Series 2021-B25, Class 300C, 2.994% VRN 4/15/54 (e) (g)	500,000	477,536
Series 2020-IG1, Class D, 3.245% VRN 9/15/43 (g)	400,000	352,127
BGME Trust, Series 2021-VR, Class D,
2.995% VRN 1/10/43 (e) (g)	3,100,000	2,989,890
BX Commercial Mortgage Trust
Series 2018-IND, Class E, 1 mo. USD LIBOR + 1.700% 1.810% FRN 11/15/35 (e)	85,376	85,352
Series 2021-BXMF, Class E, 1 mo. USD LIBOR + 2.427% 2.517% FRN 10/15/26 (e)	1,500,000	1,483,841
Series 2021-VOLT, Class G, 1 mo. USD LIBOR + 2.850% 2.960% FRN 9/15/36 (e)	2,004,000	1,983,966
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class E, 1 mo. USD LIBOR + 2.150%
2.260% FRN 12/15/37 (e)	572,453	571,763
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class C
3.502% 8/10/56	222,000	226,026
Cold Storage Trust, Series 2020-ICE5, Class E, 1 mo. USD LIBOR + 2.766%
2.875% FRN 11/15/37 (e)	589,794	586,294
Commercial Mortgage Pass-Through Certificates, Series 2015-CR23, Class C,
4.286% VRN 5/10/48 (g)	110,000	114,833
DC Office Trust
Series 2019-MTC, Class D, 3.072% VRN 9/15/45 (e) (g)	357,000	345,742
Series 2019-MTC, Class E, 3.072% VRN 9/15/45 (e) (g)	622,000	576,054
DROP Mortgage Trust, Series 2021-FILE, Class D, 1 mo. USD LIBOR + 2.750%
2.860% FRN 4/15/26 (e)	998,000	997,376
GS Mortgage Securities Corp. II, Series 2018-GS10, Class D
3.000% 7/10/51 (e)	599,000	551,171
Hudson Yards Mortgage Trust, Series 2019-30HY, Class E,
3.443% VRN 7/10/39 (e) (g)	630,000	628,682
Jackson Park Trust, Series 2019-LIC, Class D,
3.242% VRN 10/14/39 (e) (g)	686,000	649,776
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class E,
3.783% VRN 6/05/39 (e) (g)	553,000	564,018
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class C,
4.642% VRN 8/15/47 (g)	300,000	305,152

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
KIND Trust, Series 2021-KIND, Class C, 1 mo. USD LIBOR + 1.750%
1.860% FRN 8/15/38 (e)	$900,000	$894,378
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800%
1.910% FRN 5/15/36 (e)	263,000	261,852
Life Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD LIBOR + 1.750%
1.860% FRN 3/15/38 (e)	432,000	427,141
Med Trust 2021-MDLN, Series 2021-MDLN, Class F, 1 mo. USD LIBOR + 4.000%
4.110% FRN 11/15/38 (e)	2,000,000	1,980,024
MFT Trust
Series 2020-ABC, Class A, 3.358% 2/10/42 (e)	205,000	205,396
Series 2020-ABC, Class B, 3.477% VRN 2/10/42 (e) (g)	215,000	212,791
MHC Commercial Mortgage Trust, Series 2021-MHC, Class E, 1 mo. USD LIBOR + 2.101%
2.211% FRN 4/15/38 (e)	1,100,000	1,098,280
MKT Mortgage Trust, Series 2020-525M, Class E,
2.941% VRN 2/12/40 (e) (g)	213,000	198,388
VASA Trust, Series 2021-VASA, Class D, 1 mo. USD LIBOR + 2.100%
2.210% FRN 7/15/39 (e)	864,000	861,779
Wells Fargo Commercial Mortgage Trust
Series 2021-FCMT, Class C, 1 mo. USD LIBOR + 2.400% 2.510% FRN 5/15/31 (e)	461,000	459,992
Series 2015-NXS1, Class C, 3.848% VRN 5/15/48 (g)	140,000	140,940
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class C,
4.891% VRN 8/15/45 (g)	100,000	99,747
		23,774,185
Home Equity Asset-Backed Securities — 0.0%
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 1 mo. USD LIBOR + .480%
0.582% FRN 10/25/34 (e)	27,365	27,353
Other Asset-Backed Securities — 12.9%
AASET Trust, Series 2019-2, Class C
6.413% 10/16/39 (e)	1,194,659	832,755
AIMCO CLO Series Ltd., Series 2018-AA, Class B, 3 mo. USD LIBOR + 1.400%
1.522% FRN 4/17/31 (e)	250,000	248,476
Anchorage Capital CLO Ltd., Series 2021-19A, Class A, 3 mo. USD LIBOR + 1.210%
1.375% FRN 10/15/34 (e)	1,000,000	1,001,235
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W10, Class M1, 1 mo. USD LIBOR + .900%
0.992% FRN 10/25/34	171,160	168,267
ASSURANT CLO Ltd., Series 2018-3A, Class CR, 3 mo. USD LIBOR + 2.050%
2.182% FRN 10/20/31 (e)	250,000	249,288
Atrium XV, Series 15A, Class B, 3 mo. USD LIBOR + 1.750%
1.874% FRN 1/23/31 (e)	250,000	248,380
Avery Point VII CLO Ltd., Series 2015-7A, Class DR, 3 mo. USD LIBOR + 3.600%
3.724% FRN 1/15/28 (e)	250,000	250,056
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class A,
4.213% STEP 12/16/41 (e)	346,644	340,394
BRE Grand Islander Timeshare Issuer LLC
Series 2017-1A, Class A, 2.940% 5/25/29 (e)	55,806	56,636

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2017-1A, Class B, 3.240% 5/25/29 (e)	$46,101	$46,766
Business Jet Securities LLC
Series 2020-1A, Class A, 2.981% 11/15/35 (e)	114,576	114,429
Series 2021-1A, Class C, 5.067% 4/15/36 (e)	1,518,513	1,503,279
Canyon Capital CLO Ltd., Series 2019-2A, Class CR, 3 mo. USD LIBOR + 2.150%
2.274% FRN 10/15/34 (e)	250,000	249,999
Capital Automotive REIT
Series 2020-1A, Class B1, 4.170% 2/15/50 (e)	242,000	248,360
Series 2017-1A, Class A2, 4.180% 4/15/47 (e)	144,717	149,809
Series 2020-1A, Class B3, 4.950% 2/15/50 (e)	671,000	699,511
Castlelake Aircraft Securitization Trust, Series 2019-1A, Class A
3.967% 4/15/39 (e)	177,502	174,981
CIFC Funding Ltd., Series 2017-5A, Class A1, 3 mo. USD LIBOR + 1.180%
1.302% FRN 11/16/30 (e)	250,000	250,000
DataBank Issuer, Series 2021-1A, Class B
2.650% 2/27/51 (e)	300,000	292,843
Diameter Capital CLO Ltd., Series 2021-2A, Class A1, 3 mo. USD LIBOR + 1.220%
1.343% FRN 10/15/36 (e)	500,000	500,173
Elara HGV Timeshare Issuer LLC
Series 2016-A, Class A, 2.730% 4/25/28 (e)	66,870	68,108
Series 2016-A, Class B, 3.220% 4/25/28 (e)	40,774	41,303
Elmwood CLO II Ltd., Series 2019-2A, Class AR, 3 mo. USD LIBOR + 1.150%
1.282% FRN 4/20/34 (e)	450,000	450,058
Falcon Aerospace Ltd., Series 2019-1, Class C
6.656% 9/15/39 (e)	322,861	250,801
FCI Funding LLC, Series 2019-1A, Class A
3.630% 2/18/31 (e)	13,765	13,819
Goldentree Loan Management US CLO Ltd., Series 2019-5A, Class CR, 3 mo. USD LIBOR + 2.050%
2.182% FRN 10/20/32 (e)	250,000	249,999
Goodgreen Trust
Series 2016-1A, Class A, 3.230% 10/15/52 (e)	181,369	186,020
Series 2017-1A, Class A, 3.740% 10/15/52 (e)	99,847	103,335
Series 2019-2A, Class B, 3.860% 4/15/55 (e)	118,844	120,491
Series 2021-1A, Class C, 5.740% 10/15/56 (e)	557,412	558,578
Gracie Point International Funding, Series 2021-1A, Class C, 1 mo. USD LIBOR + 2.400%
2.499% FRN 11/01/23 (e)	610,000	610,000
Gulf Stream Meridian 1 Ltd., Series 2021-6A, Class A2, 3 mo. USD LIBOR + 1.750%
1.871% FRN 1/15/37 (e)	250,000	249,512
Harbor Park CLO Ltd., Series 2018-1A, Class B1, 3 mo. USD LIBOR + 1.700%
1.832% FRN 1/20/31 (e)	280,000	280,027
Hero Funding Trust
Series 2016-3A, Class A1, 3.080% 9/20/42 (e)	70,471	72,169
Series 2017-3A, Class A1, 3.190% 9/20/48 (e)	96,484	98,734
Series 2017-2A, Class A1, 3.280% 9/20/48 (e)	36,934	37,845
Series 2016-4A, Class A2, 4.290% 9/20/47 (e)	73,777	77,070
Horizon Aircraft Finance I Ltd., Series 2018-1, Class B
5.270% 12/15/38 (e)	225,200	205,137
Horizon Aircraft Finance II Ltd., Series 2019-1, Class B
4.703% 7/15/39 (e)	273,167	252,500
Horizon Aircraft Finance III Ltd., Series 2019-2, Class A
3.425% 11/15/39 (e)	483,244	473,199

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
HPS Loan Management Ltd., Series 15A-19, Class C, 3 mo. USD LIBOR + 2.700%
2.828% FRN 7/22/32 (e)	$250,000	$250,098
ITE Rail Fund Levered LP, Series 2021-2A, Class B
2.980% 2/28/51 (e)	800,000	794,638
J.G. Wentworth XLIII LLC, Series 2019-1A, Class B
4.510% 8/15/73 (e)	138,000	148,697
KDAC Aviation Finance Ltd., Series 2017-1A, Class A
4.212% 12/15/42 (e)	317,239	279,330
Kestrel Aircraft Fundig Limited, Series 2018-1A, Class A
4.250% 12/15/38 (e)	370,019	361,547
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1
4.300% 1/15/42 (e)	330,440	322,933
Lunar Aircraft Ltd.
Series 2020-1A, Class B, 4.335% 2/15/45 (e)	122,823	111,531
Series 2020-1A, Class C, 6.413% 2/15/45 (e)	215,157	179,766
MACH 1 Cayman Ltd., Series 2019-1, Class B
4.335% 10/15/39 (e)	319,562	303,721
Madison Park Funding Ltd.
Series 2018-28A, Class B, 3 mo. USD LIBOR + 1.600% 1.724% FRN 7/15/30 (e)	950,000	949,996
Series 2018-32A, Class CR, 3 mo. USD LIBOR + 2.000% 2.128% FRN 1/22/31 (e)	300,000	299,469
Mariner Finance Issuance Trust, Series 2021-AA, Class D
3.830% 3/20/36 (e)	381,000	385,399
Mosaic Solar Loans LLC, Series 2017-1A, Class A
4.450% 6/20/42 (e)	32,778	34,304
Neuberger Berman CLO Ltd., Series 2015-20A, Class BRR, 3 mo. USD LIBOR + 1.650%
1.774% FRN 7/15/34 (e)	500,000	498,913
OHA Credit Funding Ltd., Series 2015-11A, Class CR, 3 mo. USD LIBOR + 2.150%
2.282% FRN 1/20/32 (e)	300,000	299,999
Oxford Finance Funding Trust, Series 2020-1A, Class A2
3.101% 2/15/28 (e)	344,000	347,721
Parallel Ltd., Series 2021-2A, Class A2, 3 mo. USD LIBOR + 1.850%
1.969% FRN 10/20/34 (e)	250,000	249,635
Park Place Securities, Inc., Series 2005-WCW3, Class M1, 1 mo. USD LIBOR + .720%
0.822% FRN 8/25/35	13,364	13,606
Pioneer Aircraft Finance Ltd., Series 2019-1, Class B
4.948% 6/15/44 (e)	341,661	320,784
Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2
3.858% 12/05/49 (e)	498,820	511,918
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 2.850%
2.952% FRN 2/25/23 (e)	210,000	210,530
Rad CLO 12 Ltd., Series 2021-12A, Class A, 3 mo. USD LIBOR + 1.170%
1.311% FRN 10/30/34 (e)	500,000	500,305
Rad CLO 15 Ltd., Series 2021-15A, Class C, 3 mo. USD LIBOR + 2.050%
2.297% FRN 1/20/34 (e)	250,000	249,663
Rad CLO 4 Ltd., Series 2019-4A, Class B1, 3 mo. USD LIBOR + 2.100%
2.224% FRN 4/25/32 (e)	250,000	250,906
Renew 2021-1, Series 2021-1, Class M
3.210% 11/20/56 (e)	214,254	210,496
Rockford Tower CLO Ltd., Series 2018-1A, Class B, 3 mo. USD LIBOR + 1.720%
1.880% FRN 5/20/31 (e)	250,000	249,882

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
RRAM., Series 2018-3A, Class A1R2, 3 mo. USD LIBOR + 1.090%
1.214% FRN 1/15/30 (e)	$500,000	$500,011
Sierra Receivables Funding LLC, Series 2020-2A, Class C
3.510% 7/20/37 (e)	76,250	77,531
Slam Ltd., Series 2021-1A, Class B
3.422% 6/15/46 (e)	283,858	279,794
Steele Creek CLO Ltd., Series 2018-2A, Class C, 3 mo. USD LIBOR + 2.300%
2.460% FRN 8/18/31 (e)	490,000	481,359
Store Master Funding I-VII and XIV
Series 2019-1, Class A4, 4.490% 11/20/49 (e)	761,979	789,057
Series 2018-1A, Class A4, 4.740% 10/20/48 (e)	234,800	244,992
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A
4.870% 7/20/48 (e)	108,946	115,506
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A
4.190% 1/15/71 (e)	279,380	306,664
THL Credit Wind River CLO Ltd., Series 2018-3A, Class B, 3 mo. USD LIBOR + 1.700%
1.832% FRN 1/20/31 (e)	490,000	490,012
Thrust Engine Leasing
Series 2021-1A, Class B, 6.121% 7/15/40 (e)	1,160,232	1,153,518
Series 2021-1A, Class C, 7.386% 7/15/40 (e)	394,180	391,120
TICP CLO XIV Ltd., Series 2019-14A, Class A2R, 3 mo. USD LIBOR + 1.650%
1.791% FRN 10/20/32 (e)	250,000	249,451
VSE VOI Mortgage LLC, Series 2016-A, Class B
2.740% 7/20/33 (e)	17,526	17,523
Wave USA
4.581% 9/15/44 (e)	608,521	546,898
Willis Engine Structured Trust III, Series 2017-A, Class A,
4.690% STEP 8/15/42 (e)	342,924	332,367
Willis Engine Structured Trust IV, Series 2018-A, Class A,
4.750% STEP 9/15/43 (e)	208,679	204,488
Zaxby's Funding LLC, Series 2021-1A, Class A2
3.238% 7/30/51 (e)	218,453	221,563
		26,761,983
Student Loans Asset-Backed Securities — 2.9%
Access Group, Inc., Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500%
1.602% FRN 7/25/58 (e)	130,000	120,526
College Avenue Student Loans LLC
Series 2021-A, Class C, 2.920% 7/25/51 (e)	576,000	575,511
Series 2021-A, Class D, 4.120% 7/25/51 (e)	284,000	284,453
Series 2019-A, Class C, 4.460% 12/28/48 (e)	194,820	198,716
Series 2019-A, Class D, 5.500% 12/28/48 (e)	136,898	142,283
Commonbond Student Loan Trust, Series 2017-AGS, Class C
5.280% 5/25/41 (e)	41,970	43,328
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B
2.500% 1/25/30 (e)	68,619	68,429
EdLinc Student Loan Funding Trust, Series 2017-A, Class A, PRIME - 1.150%
2.100% FRN 12/01/47 (e)	171,886	172,668
EDvestinU Private Education Loan Issue No 3 LLC, Series 2021-A, Class B
3.500% 11/25/50 (e)	600,000	605,226
Goal Capital Funding Trust, Series 2006-1, Class B, 3 mo. USD LIBOR + .450%
0.628% FRN 8/25/42	535,838	510,879
Navient Student Loan Trust

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-1A, Class B, 1 mo. USD LIBOR + 1.200% 1.303% FRN 3/25/67 (e)	$250,000	$243,561
Series 2018-EA, Class B, 4.440% 12/15/59 (e)	140,000	142,805
Nelnet Private Education Loan Trust, Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750%
1.853% FRN 12/26/40 (e)	18,090	18,102
Nelnet Student Loan Trust
Series 2006-3, Class B, 3 mo. USD LIBOR + .250% 0.461% FRN 6/25/41	107,656	99,499
Series 2012-2A, Class B, 1 mo. USD LIBOR + 1.000% 1.102% FRN 11/25/36 (e)	200,000	194,770
Series 2012-1A, Class B, 1 mo. USD LIBOR + 1.000% 1.103% FRN 6/25/42 (e)	150,000	147,666
Series 2012-4A, Class B, 1 mo. USD LIBOR + 1.000% 1.103% FRN 7/26/49 (e)	350,000	331,464
Series 2005-4, Class A4R2, 1.191% FRN 3/22/32 (g)	150,000	147,912
Series 2014-2A, Class B, 1 mo. USD LIBOR + 1.500% 1.603% FRN 6/25/41 (e)	100,000	100,000
Series 2014-5A, Class B, 1 mo. USD LIBOR + 1.500% 1.603% FRN 5/26/54 (e)	100,000	100,281
SLM Student Loan Trust
Series 2006-7, Class B, 3 mo. USD LIBOR + .200% 0.324% FRN 1/27/42	260,249	243,768
Series 2006-4, Class B, 3 mo. USD LIBOR + .200% 0.324% FRN 1/25/70	142,306	133,924
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 0.334% FRN 10/25/40	121,095	113,782
Series 2005-6, Class B, 3 mo. USD LIBOR + .290% 0.414% FRN 1/25/44	280,814	264,578
Series 2005-9, Class B, 3 mo. USD LIBOR + .300% 0.424% FRN 1/25/41	354,222	334,736
Series 2004-3, Class B, 3 mo. USD LIBOR + .470% 0.594% FRN 10/25/64	94,627	91,174
SMB Private Education Loan Trust, Series 2019-A, Class B
4.000% 11/17/42 (e)	185,000	191,434
SoFi Professional Loan Program LLC
Series 2017-C, Class C, 4.210% VRN 7/25/40 (e) (g)	180,000	182,285
Series 2017-A, Class C, 4.430% VRN 3/26/40 (e) (g)	170,000	172,950
South Carolina Student Loan Corp., Series 2015-A, Class A, 1 mo. USD LIBOR + 1.500%
1.602% FRN 1/25/36	63,924	64,404
		6,041,114
Whole Loan Collateral Collateralized Mortgage Obligations — 2.1%
Angel Oak Mortgage Trust I LLC
Series 2019-4, Class M1, 3.459% VRN 7/26/49 (e) (g)	492,000	492,049
Series 2019-2, Class M1, 4.065% VRN 3/25/49 (e) (g)	260,000	260,663
Bank of America Mortgage Securities, Series 2004-G, Class 2A7,
2.499% VRN 8/25/34 (g)	8,186	8,069
JP Morgan Mortgage Trust, Series 2017-1, Class A11,
3.469% VRN 1/25/47 (e) (g)	102,981	104,572
New Residential Mortgage Loan Trust, Series 2021-NQM3, Class B1,
3.398% VRN 11/27/56 (e) (g)	3,600,000	3,596,592
		4,461,945

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $61,984,507)		61,631,159

SOVEREIGN DEBT OBLIGATIONS — 0.8%
Colombia Government International Bond
6.125% 1/18/41	440,000	452,654
Mexico Government International Bond
4.500% 4/22/29	300,000	334,134
4.750% 3/08/44	414,000	450,747

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
6.750% 9/27/34	$375,000	$500,160
		1,737,695

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,766,184)		1,737,695

U.S. Government Agency Obligations and Instrumentalities (h) — 13.7%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Series 2178, Class PB 7.000% 8/15/29	4,795	5,318
Pass-Through Securities — 13.7%
Federal Home Loan Mortgage Corp.
Pool #RA4245 2.000% 12/01/50	531,743	531,758
Pool #RA4255 2.000% 1/01/51	1,099,721	1,101,471
Federal National Mortgage Association
Pool #CB1757 2.500% 9/01/36	2,837,801	2,950,197
Pool #FM8596 2.500% 9/01/51	518,781	533,550
Pool #MA3029 3.000% 6/01/32	336,805	353,299
Pool #MA3090 3.000% 8/01/32	134,545	141,134
Pool #AR3007 3.000% 2/01/43	99,596	104,982
Pool #AS1304 3.500% 12/01/28	91,242	96,190
Pool #MA1356 3.500% 2/01/43	617,677	665,656
Pool #CA6096 3.500% 6/01/50	1,229,299	1,302,219
Pool #FM4017 3.500% 8/01/50	100,751	106,034
Pool #CA1909 4.500% 6/01/48	495,434	532,657
Pool #AD6437 5.000% 6/01/40	35,155	39,362
Pool #AD6996 5.000% 7/01/40	217,792	244,063
Pool #AL8173 5.000% 2/01/44	84,801	95,164
Government National Mortgage Association
Pool #579140 6.500% 1/15/32	493	556
Pool #587280 6.500% 9/15/32	747	830
Pool #550659 6.500% 9/15/35	60,002	69,064
Pool #538689 6.500% 12/15/35	12,135	14,090
Pool #780651 7.000% 10/15/27	452	495
Pool #462384 7.000% 11/15/27	304	334
Pool #482668 7.000% 8/15/28	657	729
Pool #581417 7.000% 7/15/32	590	659
Pool #423836 8.000% 8/15/26	309	337
Pool #444619 8.000% 3/15/27	499	507
Government National Mortgage Association II
Pool #MA6038 3.000% 7/20/49	640,835	666,484
Pool #MA6283 3.000% 11/20/49	1,129,411	1,170,910
Pool #MA6409 3.000% 1/20/50	1,176,459	1,218,492
Pool #MA4321 3.500% 3/20/47	737,558	775,971
Government National Mortgage Association II TBA
3.000% 7/01/49 (i)	7,025,000	7,272,522
3.500% 4/01/49 (i)	480,000	499,955
Uniform Mortgage Backed Securities TBA
2.000% 7/01/51 (i)	2,925,000	2,919,516
2.500% 7/01/51 (i)	3,875,000	3,957,949
3.500% 2/01/49 (i)	1,100,000	1,158,609
		28,525,745

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Whole Loans — 0.0%
Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2019-R04, Class 2M2, 1 mo. USD LIBOR + 2.100%
2.202% FRN 6/25/39 (e)	$14,314	$14,328

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $28,562,045)		28,545,391

U.S. TREASURY OBLIGATIONS — 2.6%
U.S. Treasury Bonds & Notes — 2.6%
U.S. Treasury Bond
2.250% 8/15/49 (j)	4,370,000	4,669,200
3.500% 2/15/39	550,000	691,044
		5,360,244

TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,172,775)		5,360,244

TOTAL BONDS & NOTES (Cost $195,053,021)		198,721,457

TOTAL PURCHASED OPTIONS (#) — 0.3% (Cost $718,655)		550,398

	Number of Shares
WARRANTS — 0.0%
Consumer, Non-cyclical — 0.0%
Hercules LLC, Expires 3/31/29, Strike 0.09 (a) (b) (c)	150	4,292

TOTAL WARRANTS (Cost $0)		4,292

MUTUAL FUNDS — 1.5%
Diversified Financial Services — 1.5%
State Street Navigator Securities Lending Government Money Market Portfolio (k)	3,063,822	3,063,822

TOTAL MUTUAL FUNDS (Cost $3,063,822)		3,063,822

TOTAL LONG-TERM INVESTMENTS (Cost $200,446,123)		203,978,937

	Principal Amount
SHORT-TERM INVESTMENTS — 10.6%
Commercial Paper — 9.1%
American Electric Power Co., Inc.
0.254% 1/03/22 (e)	$2,000,000	1,999,974
Centerpoint Energy, Inc.
0.456% 1/12/22 (e)	3,000,000	2,999,803
Intercontinental Exchange
0.183% 1/05/22 (e)	1,000,000	999,962

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
MUFG Bank Ltd.
0.061% 2/01/22	$2,000,000	$1,999,817
National Grid PLC
0.304% 1/25/22 (e)	2,000,000	1,999,639
National Rural Utilities Cooperative Finance Corp.
0.203% 2/01/22	1,000,000	999,917
Oge Energy Corp.
0.294% 1/10/22 (e)	3,000,000	2,999,848
Public Service Enterprise Group, Inc., Barclays Bank PLC,
0.254% 1/18/22 (e)	2,000,000	1,999,768
Tampa Electric Co.
0.355% 1/10/22 (e)	3,000,000	2,999,930
		18,998,658
Repurchase Agreement — 1.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/21, 0.000%, due 1/03/22 (l)	3,195,091	3,195,091

TOTAL SHORT-TERM INVESTMENTS (Cost $22,193,239)		22,193,749

TOTAL INVESTMENTS — 108.7% (Cost $222,639,362) (m)		226,172,686

Other Assets/(Liabilities) — (8.7)%		(18,095,574))

NET ASSETS — 100.0%		$208,077,112

Abbreviation Legend

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Investment was valued using significant unobservable inputs.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2021, these securities amounted to a value of $4,292 or 0.00% of net assets.
(c)	Non-income producing security.
(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2021, was $5,443,160 or 2.62% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $2,541,230 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(e)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2021, the aggregate market value of these securities amounted to $110,940,932 or 53.32% of net assets.
(f)	Security is perpetual and has no stated maturity date.
(g)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2021.
(h)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(i)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(j)	All or a portion of this security is pledged/held as collateral for open derivatives.
(k)	Represents investment of security lending cash collateral. (Note 2).
(l)	Maturity value of $3,195,091. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 7/31/28, and an aggregate market value, including accrued interest, of $3,259,071.
(m)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

(#) OTC Options Purchased
Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
USD Put TRY Call	Bank of America N.A.	3/04/22	13.04	165,000	USD	165,000	$12,068	$8,255	$3,813

(#) Interest Rate Swaptions Purchased
			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC	12/13/32	3-Month USD LIBOR BBA	Quarterly	2.44%##	Semi-Annually	USD	800,000	$68,712	$39,994	$28,718
Put
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC	12/13/32	2.94%##	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	13,410,000	$469,618	$670,406	$(200,788)
									$538,330	$710,400	$(172,070)

OTC Options Written
Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
USD Call BRL Put	Bank of America N.A.	1/10/22	5.97	200,000	USD	200,000	$(35)	$(4,096)	$4,061
USD Call TRY Put	Bank of America N.A.	3/04/22	17.39	82,500	USD	82,500	(4,060)	(3,185)	(875)
USD Call ZAR Put	Bank of America N.A.	5/31/22	18.00	391,000	USD	391,000	(4,911)	(6,177)	1,266
EUR Call PLN Put	Bank of America N.A.	6/01/22	4.85	168,000	EUR	168,000	(909)	(1,740)	831
EUR Call PLN Put	Bank of America N.A.	6/02/22	4.85	200,000	EUR	200,000	(1,093)	(1,833)	740
EUR Call PLN Put	Barclays Bank PLC	6/01/22	4.85	93,000	EUR	93,000	(503)	(961)	458
							$(11,511)	$(17,992)	$6,481

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	1/18/22	PLN	1,425,599	USD	359,772	$(6,261)
Bank of America N.A.	1/18/22	CZK	155,241	USD	7,000	96
Bank of America N.A.	1/18/22	USD	341,125	PLN	1,425,598	(12,387)
Bank of America N.A.	1/25/22	JPY	28,957,237	USD	255,734	(3,961)
Bank of America N.A.	1/25/22	USD	102,920	AUD	142,213	(553)
Bank of America N.A.	2/15/22	PLN	88,959	USD	22,345	(332)
Bank of America N.A.	2/15/22	USD	147,500	EUR	127,723	1,965
Bank of America N.A.	2/15/22	USD	7,228	PLN	30,123	(226)
Bank of America N.A.	3/16/22	HUF	33,101,044	USD	106,000	(4,717)
Barclays Bank PLC	1/18/22	USD	263,305	CHF	243,506	(4,027)
BNP Paribas SA	1/18/22	ZAR	2,322,047	USD	154,292	(8,857)
BNP Paribas SA	1/25/22	USD	530,106	CNH	3,413,875	(6,225)
BNP Paribas SA	2/15/22	USD	262,599	CHF	239,438	(455)
Canadian Imperial Bank of Commerce	1/25/22	AUD	142,213	USD	106,656	(3,183)
Citibank N.A.	1/11/22	CLP	214,180,760	USD	259,913	(8,725)
Citibank N.A.	1/11/22	COP	400,356,700	USD	100,949	(2,561)
Citibank N.A.	1/11/22	USD	106,000	COP	400,356,700	7,612
Citibank N.A.	1/14/22	USD	13,250	ARS	1,413,775	(312)
Citibank N.A.	1/18/22	USD	359,000	RUB	26,816,582	2,492
Citibank N.A.	1/25/22	THB	8,041,916	USD	238,984	1,723
Citibank N.A.	1/25/22	USD	240,492	THB	8,041,916	(215)
Citibank N.A.	2/08/22	COP	139,133,750	USD	35,000	(923)
Citibank N.A.	2/08/22	USD	157,751	COP	598,428,545	11,183
Citibank N.A.	2/15/22	RUB	11,400,466	USD	157,888	(7,248)
Citibank N.A.	2/15/22	USD	150,000	CZK	3,395,060	(4,773)
Citibank N.A.	2/22/22	THB	5,638,001	USD	167,509	1,225
Citibank N.A.	2/22/22	USD	281,981	THB	9,219,368	6,063
Citibank N.A.	3/15/22	EGP	2,493,631	USD	156,000	51
Citibank N.A.	5/10/22	USD	53,000	TND	161,279	(1,416)
Citibank N.A.	6/15/22	EGP	1,282,411	USD	78,000	323
Citibank N.A.	9/15/22	EGP	1,321,966	USD	78,000	436
Citibank N.A.	12/15/22	USD	156,000	EGP	2,746,682	(2,279)
Goldman Sachs International	1/18/22	USD	72,855	TRY	951,269	1,823
Goldman Sachs International	1/25/22	USD	253,688	JPY	28,957,237	1,915
Goldman Sachs International	2/15/22	CZK	5,714,424	USD	261,150	(643)
HSBC Bank USA	1/11/22	PEN	1,053,142	USD	264,000	(217)
HSBC Bank USA	1/11/22	USD	52,000	PEN	209,014	(352)
HSBC Bank USA	1/18/22	USD	6,880	CZK	155,241	(216)
HSBC Bank USA	2/22/22	KRW	125,080,000	USD	106,000	(892)
HSBC Bank USA	3/16/22	HUF	9,731,169	USD	30,000	(225)
JP Morgan Chase Bank N.A.	1/18/22	RUB	27,067,434	USD	369,315	(9,472)
JP Morgan Chase Bank N.A.	1/18/22	EUR	24,775	USD	28,231	(17)
JP Morgan Chase Bank N.A.	1/18/22	USD	256,976	RON	1,106,409	2,710
JP Morgan Chase Bank N.A.	1/18/22	USD	29,000	EUR	24,775	786
JP Morgan Chase Bank N.A.	2/08/22	BRL	2,350,653	USD	403,338	15,198
JP Morgan Chase Bank N.A.	2/08/22	USD	312,000	BRL	1,759,545	(1,289)
JP Morgan Chase Bank N.A.	2/15/22	UAH	1,482,052	USD	55,404	(2,106)
JP Morgan Chase Bank N.A.	2/15/22	EUR	228,214	USD	260,000	40
JP Morgan Chase Bank N.A.	2/15/22	USD	120,351	EUR	103,623	2,278
JP Morgan Chase Bank N.A.	2/15/22	USD	53,209	UAH	1,482,052	(89)
Morgan Stanley & Co. LLC	1/18/22	TRY	951,269	USD	99,600	(28,568)
Morgan Stanley & Co. LLC	1/18/22	USD	159,097	ZAR	2,322,047	13,663
Morgan Stanley & Co. LLC	2/08/22	USD	158,875	CAD	196,947	3,187
Standard Chartered Bank	1/25/22	PHP	5,366,250	USD	104,861	278
						$(48,675)

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Long Bond	3/22/22	44	$7,066,271	$(7,021)
U.S. Treasury Ultra Bond	3/22/22	56	10,888,374	150,626
U.S. Treasury Note 2 Year	3/31/22	117	25,569,503	(43,394)
U.S. Treasury Note 5 Year	3/31/22	27	3,265,545	822
90 Day Eurodollar	12/16/24	1	245,453	272
				$101,305
Short
U.S. Treasury Ultra 10 Year	3/22/22	51	$(7,435,547)	$(32,766)
90 Day Eurodollar	12/16/24	1	(245,472)	(253)
				$(33,019)

## Exercise Rate.

Currency Legend

ARS	Argentinean Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Offshore Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
HUF	Hungarian Forint
JPY	Japanese Yen
KRW	South Korean Won
PEN	Peruvian New Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TND	Tunisian Dinar
TRY	New Turkish Lira
UAH	Ukrainian Hryvnia
USD	U.S. Dollar
ZAR	South African Rand

MassMutual High Yield Fund — Portfolio of Investments

December 31, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.7%

COMMON STOCK — 0.7%
Consumer, Cyclical — 0.1%
Leisure Time — 0.1%
Carlson Travel, Inc. (a) (b)	16,570	$542,668
Energy — 0.6%
Oil & Gas — 0.6%
Fieldwood Energy LLC (a) (b) (c) (d)	48,768	—
Fieldwood Energy LLC (a) (b) (c) (d)	11,966	—
Tourmaline Oil Corp.	84,668	2,733,579
		2,733,579

TOTAL COMMON STOCK (Cost $2,898,040)		3,276,247

TOTAL EQUITIES (Cost $2,898,040)		3,276,247

	Principal Amount
BONDS & NOTES — 93.7%
BANK LOANS — 7.7%
Advertising — 0.3%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 1 mo. USD LIBOR + 3.500%
3.629% VRN 8/21/26	$1,481,714	1,460,111
Airlines — 0.1%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, 1 mo. USD LIBOR + 4.750%
5.500% VRN 4/20/28	278,582	288,182
United Airlines, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 3.750%
4.500% VRN 4/21/28	173,453	173,689
		461,871
Building Materials — 0.6%
Vector WP Holdco, Inc., Term Loan B, 1 mo. USD LIBOR + 5.000%
5.750% VRN 10/12/28	3,493,421	3,458,487
Commercial Services — 1.0%
Rent-A-Center, Inc. ., 2021 First Lien Term Loan B, 1 mo. USD LIBOR + 3.250%
3.750% FRN 2/17/28	39,646	39,523
Spin Holdco, Inc., 2021 Term Loan, 1 mo. USD LIBOR + 4.000%
4.750% VRN 3/04/28	346,770	347,589

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Syniverse Holdings, Inc., 2018 1st Lien Term Loan, 3 mo. USD LIBOR + 5.000%
6.000% VRN 3/09/23	$5,591,958	$5,552,366
		5,939,478
Computers — 1.2%
Magenta Buyer LLC, 2021 USD 1st Lien Term Loan, 1 mo. USD LIBOR + 5.000%
5.750% VRN 7/27/28	4,671,388	4,655,318
SonicWall US Holdings, Inc. ., 2nd Lien Term Loan, 3 mo. USD LIBOR + 7.500%
7.628% FRN 5/18/26	51,897	50,697
Vision Solutions, Inc., 2021 2nd Lien Term Loan,
0.000% - —% 4/23/29 (e)	2,290,483	2,283,337
		6,989,352
Cosmetics & Personal Care — 0.1%
Hoffmaster Group, Inc., 2018 1st Lien Term Loan, 1 mo. USD LIBOR + 4.000%
5.000% VRN 11/21/23	817,546	758,568
Health Care – Services — 0.5%
MedAssets Software Intermediate Holdings, Inc. ., 2021 Term Loan, 1 mo. USD LIBOR + 4.000%
4.500% VRN 11/17/28	964,930	964,023
Radiology Partners, Inc., 2018 1st Lien Term Loan B, 1 mo. USD LIBOR + 4.250%
4.354% - 4.360% VRN 7/09/25	2,033,385	2,001,196
		2,965,219
Lodging — 0.3%
Jack Ohio Finance LLC, Term Loan, 1 mo. USD LIBOR + 4.750%
4.854% VRN 10/04/28	1,626,794	1,621,718
Machinery – Diversified — 0.0%
Pro Mach Group, Inc.
2021 Delayed Draw Term Loan, 1 mo. USD LIBOR + 4.000%
4.000% VRN 8/31/28 (f)	30,911	30,989
2021 Term Loan B, 1 mo. USD LIBOR + 4.000%
5.000% VRN 8/31/28	245,746	246,360
		277,349
Media — 0.4%
MSG National Properties LLC, Term Loan, 3 mo. USD LIBOR + 6.250%
7.000% VRN 11/12/25	2,320,687	2,367,100
Packaging & Containers — 0.4%
Florida Food Products, LLC, Term Loan, 3 mo. USD LIBOR + 5.000%
5.750% VRN 10/18/28	2,210,921	2,172,230
Software — 2.8%
Finastra USA, Inc.
USD 1st Lien Term Loan, 3 mo. USD LIBOR + 3.500%
4.500% VRN 6/13/24	3,069,414	3,053,576
USD 2nd Lien Term Loan, 3 mo. USD LIBOR + 7.250%
8.250% VRN 6/13/25	6,525,000	6,506,469

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Ivanti Software, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 4.250%
5.000% VRN 12/01/27	$319,251	$319,350
Loyalty Ventures, Inc., Term Loan B, 1 mo. USD LIBOR + 4.500%
5.000% VRN 11/03/27	2,602,352	2,584,994
Renaissance Holding Corp., 2018 2nd Lien Term Loan, 1 mo. USD LIBOR + 7.000%
7.104% VRN 5/29/26	3,812,278	3,817,654
		16,282,043

TOTAL BANK LOANS (Cost $43,975,159)		44,753,526

CORPORATE DEBT — 86.0%
Advertising — 2.5%
Clear Channel Outdoor Holdings, Inc.
7.750% 4/15/28 (g)	2,004,000	2,144,280
7.500% 6/01/29 (g)	3,376,000	3,603,880
Midas OpCo Holdings LLC
5.625% 8/15/29 (g)	1,514,000	1,549,957
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.250% 1/15/29 (g)	1,323,000	1,325,408
Summer BC Bidco B LLC
5.500% 10/31/26 (g)	515,000	527,216
Terrier Media Buyer, Inc.
8.875% 12/15/27 (g)	4,697,000	5,076,377
		14,227,118
Aerospace & Defense — 1.4%
TransDigm, Inc.
8.000% 12/15/25 (g)	221,000	233,155
Triumph Group, Inc.
6.250% 9/15/24 (g)	1,563,000	1,572,769
7.750% 8/15/25	6,110,000	6,064,175
		7,870,099
Airlines — 2.2%
American Airlines, Inc.
11.750% 7/15/25 (g)	2,318,000	2,859,832
American Airlines, Inc. /AAdvantage Loyalty IP Ltd.
5.500% 4/20/26 (g)	3,925,000	4,081,509
5.750% 4/20/29 (g)	1,488,000	1,588,574
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.500% 10/20/25 (g)	1,085,000	1,140,693
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.500% 6/20/27 (g)	1,287,000	1,373,873
United Airlines, Inc.
4.375% 4/15/26 (g)	758,000	790,393
4.625% 4/15/29 (g)	795,000	819,844
		12,654,718
Auto Manufacturers — 1.1%
Ford Motor Credit Co. LLC
4.000% 11/13/30	1,000,000	1,075,800
4.125% 8/17/27	1,560,000	1,683,833
4.389% 1/08/26	712,000	767,180

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.113% 5/03/29	$322,000	$365,873
JB Poindexter & Co., Inc.
7.125% 4/15/26 (g)	2,448,000	2,561,391
		6,454,077
Auto Parts & Equipment — 0.3%
Adient Global Holdings Ltd.
4.875% 8/15/26 (g)	829,000	845,580
Clarios Global LP
6.750% 5/15/25 (g)	482,000	504,895
Clarios Global LP/Clarios US Finance Co.
8.500% 5/15/27 (g)	236,000	250,160
		1,600,635
Beverages — 0.0%
Triton Water Holdings, Inc.
6.250% 4/01/29 (g)	164,000	157,292
Biotechnology — 0.6%
Emergent BioSolutions, Inc.
3.875% 8/15/28 (g) (h)	2,529,000	2,427,258
Grifols Escrow Issuer SA
4.750% 10/15/28 (g)	861,000	878,410
		3,305,668
Building Materials — 1.0%
New Enterprise Stone & Lime Co., Inc.
5.250% 7/15/28 (g)	1,706,000	1,729,884
9.750% 7/15/28 (g)	3,764,000	4,027,480
		5,757,364
Chemicals — 1.9%
Consolidated Energy Finance SA
5.625% 10/15/28 (g)	4,296,000	4,199,340
Kraton Polymers LLC / Kraton Polymers Capital Corp.
4.250% 12/15/25 (g)	31,000	32,089
LSF11 A5 HoldCo LLC
6.625% 10/15/29 (g)	1,603,000	1,578,955
Olympus Water US Holding Corp.
4.250% 10/01/28 (g)	2,503,000	2,488,933
6.250% 10/01/29 (g)	1,772,000	1,727,700
Unifrax Escrow Issuer Corp.
7.500% 9/30/29 (g)	736,000	743,360
		10,770,377
Coal — 1.3%
Coronado Finance Pty Ltd.
10.750% 5/15/26 (g)	2,339,000	2,521,255
PIC AU Holdings LLC / PIC AU Holdings Corp.
10.000% 12/31/24 (g)	4,073,000	4,174,825
Warrior Met Coal, Inc.
7.875% 12/01/28 (g)	940,000	963,500
		7,659,580

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Commercial Services — 2.9%
Alta Equipment Group, Inc.
5.625% 4/15/26 (g)	$2,194,000	$2,256,551
APi Escrow Corp.
4.750% 10/15/29 (g)	1,363,000	1,390,260
APX Group, Inc.
5.750% 7/15/29 (g)	2,859,000	2,816,115
Cimpress PLC
7.000% 6/15/26 (g)	427,000	443,546
The Hertz Corp.
5.000% 12/01/29 (g)	1,102,000	1,102,942
MoneyGram International, Inc.
5.375% 8/01/26 (g)	1,278,000	1,297,170
PECF USS Intermediate Holding III Corp.
8.000% 11/15/29 (g)	388,000	401,774
Prime Security Services Borrower LLC / Prime Finance, Inc.
6.250% 1/15/28 (g)	2,865,000	2,986,762
PROG Holdings, Inc.
6.000% 11/15/29 (g)	2,360,000	2,428,346
Rent-A-Center, Inc. /TX
6.375% 2/15/29 (g)	499,000	520,208
Sabre GLBL, Inc.
9.250% 4/15/25 (g)	356,000	402,280
WASH Multifamily Acquisition, Inc.
5.750% 4/15/26 (g)	786,000	826,047
		16,872,001
Computers — 1.0%
CA Magnum Holdings
5.375% 10/31/26 (g)	2,068,000	2,137,795
Diebold Nixdorf, Inc.
9.375% 7/15/25 (g)	3,326,000	3,581,237
		5,719,032
Cosmetics & Personal Care — 0.5%
Coty, Inc. /HFC Prestige Products, Inc. /HFC Prestige International US LLC
4.750% 1/15/29 (g)	3,086,000	3,136,147
Distribution & Wholesale — 0.0%
Univar Solutions USA, Inc.
5.125% 12/01/27 (g)	177,000	184,694
Diversified Financial Services — 4.4%
Alliance Data Systems Corp.
7.000% 1/15/26 (g)	78,000	81,900
Aretec Escrow Issuer, Inc.
7.500% 4/01/29 (g)	1,892,000	1,936,197
Coinbase Global, Inc.
3.375% 10/01/28 (g)	1,255,000	1,171,856
3.625% 10/01/31 (g)	1,018,000	936,560
Global Aircraft Leasing Co. Ltd.
6.500% 9/15/24 (g)	9,179,749	8,858,458
Jefferson Capital Holdings LLC
6.000% 8/15/26 (g)	1,648,000	1,668,600
Midcap Financial Issuer Trust
5.625% 1/15/30 (g)	723,000	724,883
6.500% 5/01/28 (g)	2,875,000	2,997,188

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
OneMain Finance Corp.
4.000% 9/15/30	$1,207,000	$1,186,940
5.375% 11/15/29	2,695,000	2,930,260
PRA Group, Inc.
5.000% 10/01/29 (g)	2,970,000	2,977,425
		25,470,267
Electric — 1.1%
PG&E Corp.
5.000% 7/01/28	3,644,000	3,832,832
5.250% 7/01/30	583,000	611,392
Pike Corp.
5.500% 9/01/28 (g)	2,213,000	2,218,046
		6,662,270
Electronics — 0.7%
Atkore, Inc.
4.250% 6/01/31 (g)	2,205,000	2,260,125
Ii Vi, Inc. Co.
5.000% 12/15/29 (g)	1,680,000	1,715,011
		3,975,136
Engineering & Construction — 0.3%
Arcosa, Inc. Co.
4.375% 4/15/29 (g)	709,000	718,749
Railworks Holdings LP / Railworks Rally, Inc.
8.250% 11/15/28 (g)	879,000	905,370
		1,624,119
Entertainment — 1.8%
Banijay Entertainment SASU
5.375% 3/01/25 (g)	1,253,000	1,278,060
Caesars Entertainment, Inc.
4.625% 10/15/29 (g)	594,000	594,000
6.250% 7/01/25 (g)	1,972,000	2,069,861
8.125% 7/01/27 (g)	2,188,000	2,421,274
Caesars Resort Collection LLC/CRC Finco, Inc.
5.750% 7/01/25 (g)	125,000	130,539
CCM Merger, Inc.
6.375% 5/01/26 (g)	1,164,000	1,212,015
Everi Holdings, Inc.
5.000% 7/15/29 (g)	31,000	31,310
Live Nation Entertainment, Inc.
4.750% 10/15/27 (g)	2,021,000	2,076,577
Scientific Games International, Inc.
7.250% 11/15/29 (g)	708,000	789,420
		10,603,056
Food — 3.2%
JBS Finance Luxembourg Sarl
3.625% 1/15/32 (g)	2,474,000	2,483,302
JBS USA LUX SA/JBS USA Finance, Inc.
6.750% 2/15/28 (g)	3,066,000	3,307,478
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
3.750% 12/01/31 (g)	400,000	406,000

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.500% 1/15/30 (g)	$3,870,000	$4,208,625
6.500% 4/15/29 (g)	5,137,000	5,650,752
Simmons Foods, Inc. /Simmons Prepared Foods, Inc. /Simmons Pet Food, Inc. /Simmons Feed
4.625% 3/01/29 (g)	1,142,000	1,124,870
US Foods, Inc.
4.750% 2/15/29 (g)	1,147,000	1,165,639
		18,346,666
Forest Products & Paper — 0.6%
Clearwater Paper Corp.
4.750% 8/15/28 (g)	1,232,000	1,253,560
Sylvamo Corp.
7.000% 9/01/29 (g)	2,127,000	2,222,204
		3,475,764
Health Care – Products — 0.3%
Mozart Debt Merger Sub, Inc.
5.250% 10/01/29 (g)	1,754,000	1,777,925
Health Care – Services — 2.8%
Centene Corp.
4.625% 12/15/29	209,000	225,398
CHS/Community Health Systems, Inc.
4.750% 2/15/31 (g)	758,000	764,633
5.625% 3/15/27 (g)	556,000	588,431
6.000% 1/15/29 (g)	274,000	292,153
6.125% 4/01/30 (g)	1,361,000	1,346,465
6.875% 4/15/29 (g)	472,000	480,850
ModivCare Escrow Issuer, Inc.
5.000% 10/01/29 (g)	969,000	989,601
ModivCare, Inc.
5.875% 11/15/25 (g)	142,000	149,100
Molina Healthcare, Inc.
4.375% 6/15/28 (g)	1,025,000	1,055,750
Radiology Partners, Inc.
9.250% 2/01/28 (g)	4,598,000	4,828,452
RP Escrow Issuer LLC
5.250% 12/15/25 (g)	2,376,000	2,396,790
Tenet Healthcare Corp.
4.375% 1/15/30 (g)	1,178,000	1,192,937
4.875% 1/01/26 (g)	125,000	128,391
6.125% 10/01/28 (g)	1,550,000	1,637,125
		16,076,076
Home Builders — 1.4%
Ashton Woods USA LLC / Ashton Woods Finance Co.
4.625% 4/01/30 (g)	1,211,000	1,189,807
Empire Communities Corp.
7.000% 12/15/25 (g)	880,000	910,800
M/I Homes, Inc.
4.950% 2/01/28	1,544,000	1,605,760
Mattamy Group Corp.
4.625% 3/01/30 (g)	4,544,000	4,627,837

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.250% 12/15/27 (g)	$25,000	$26,294
		8,360,498
Home Furnishing — 0.0%
Tempur Sealy International, Inc.
3.875% 10/15/31 (g)	99,000	99,187
Insurance — 0.5%
AmWINS Group, Inc.
4.875% 6/30/29 (g)	1,041,000	1,051,410
Highlands Holdings Bond Issuer Ltd. / Highlands Holdings Bond Co-Issuer, Inc.
7.625% 10/15/25 (g)	1,793,066	1,900,650
		2,952,060
Internet — 2.2%
Acuris Finance Us, Inc. / Acuris Finance SARL
5.000% 5/01/28 (g)	1,794,000	1,785,030
Getty Images, Inc.
9.750% 3/01/27 (g)	2,165,000	2,293,276
ION Trading Technologies Sarl
5.750% 5/15/28 (g)	1,728,000	1,779,840
Millennium Escrow Corp.
6.625% 8/01/26 (g)	1,956,000	1,960,890
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc.
4.750% 4/30/27 (g)	908,000	898,920
6.000% 2/15/28 (g) (h)	1,221,000	1,196,580
10.750% 6/01/28 (g)	2,410,000	2,626,900
		12,541,436
Investment Companies — 0.7%
Icahn Enterprises LP/ Icahn Enterprises Finance Corp.
6.250% 5/15/26	1,500,000	1,561,875
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.250% 5/15/27	2,581,000	2,651,977
		4,213,852
Leisure Time — 2.4%
Carnival Corp.
7.625% 3/01/26 (g)	651,000	682,411
5.750% 3/01/27 (g)	2,737,000	2,737,000
6.000% 5/01/29 (g)	2,557,000	2,544,215
CWT Travel Group, Inc.
8.500% 11/19/26 (g)	1,728,252	1,760,017
NCL Corp. Ltd.
5.875% 3/15/26 (g)	3,309,000	3,294,341
NCL Finance Ltd.
6.125% 3/15/28 (g)	620,000	610,700
Royal Caribbean Cruises Ltd.
5.500% 8/31/26 (g)	2,384,000	2,424,051
		14,052,735

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Lodging — 0.7%
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc
4.875% 7/01/31 (g)	$1,266,000	$1,266,000
Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp.
5.875% 5/15/25 (g)	1,394,000	1,387,030
Travel & Leisure Co.
6.625% 7/31/26 (g)	170,000	188,503
Wyndham Hotels & Resorts, Inc.
4.375% 8/15/28 (g)	968,000	997,040
		3,838,573
Machinery – Diversified — 0.5%
Clark Equipment Co.
5.875% 6/01/25 (g)	1,412,000	1,466,715
OT Merger Corp.
7.875% 10/15/29 (g)	1,720,000	1,692,050
Welbilt, Inc.
9.500% 2/15/24	54,000	54,540
		3,213,305
Media — 7.6%
Altice Financing SA
5.000% 1/15/28 (g)	743,000	725,086
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% 1/15/34 (g)	3,376,000	3,321,402
4.500% 5/01/32	215,000	221,181
Clear Channel Worldwide Holdings, Inc.
5.125% 8/15/27 (g)	328,000	339,401
CSC Holdings LLC
4.625% 12/01/30 (g)	1,843,000	1,743,939
5.750% 1/15/30 (g)	670,000	667,487
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc.
5.875% 8/15/27 (g)	3,511,000	3,592,912
DISH DBS Corp.
5.750% 12/01/28 (g)	504,000	509,040
DISH DBS Corp.
5.250% 12/01/26 (g)	392,000	398,037
5.875% 11/15/24	981,000	1,006,840
7.375% 7/01/28	918,000	929,475
DISH Network Corp.
3.375% 8/15/26	3,231,000	3,058,313
Gray Escrow II, Inc.
5.375% 11/15/31 (g)	1,881,000	1,935,079
iHeartCommunications, Inc.
8.375% 5/01/27	2,871,000	3,027,010
LCPR Senior Secured Financing DAC
5.125% 7/15/29 (g)	3,185,000	3,200,925
6.750% 10/15/27 (g)	2,216,000	2,326,800
Midcontinent Communications / Midcontinent Finance Corp.
5.375% 8/15/27 (g)	1,079,000	1,111,370
Nexstar Media, Inc.
4.750% 11/01/28 (g)	646,000	658,112
Radiate Holdco LLC / Radiate Finance, Inc.
6.500% 9/15/28 (g)	3,402,000	3,417,428

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Sinclair Television Group Inc, SERIES 144A, 144A,
5.125% 2/15/27 (g)	$1,109,000	$1,075,730
Sirius XM Radio, Inc.
3.125% 9/01/26 (g)	956,000	956,277
3.875% 9/01/31 (g)	2,314,000	2,268,761
Townsquare Media, Inc.
6.875% 2/01/26 (g)	1,361,000	1,444,361
Virgin Media Secured Finance PLC
4.500% 8/15/30 (g)	250,000	251,578
5.500% 5/15/29 (g)	4,137,000	4,354,192
Ziggo BV
4.875% 1/15/30 (g)	1,284,000	1,316,870
5.500% 1/15/27 (g)	51,000	52,403
		43,910,009
Metal Fabricate & Hardware — 0.1%
Park-Ohio Industries, Inc.
6.625% 4/15/27	672,000	652,176
Mining — 2.2%
Compass Minerals International, Inc.
4.875% 7/15/24 (g)	1,164,000	1,190,190
6.750% 12/01/27 (g)	1,018,000	1,077,889
First Quantum Minerals Ltd.
6.500% 3/01/24 (g)	2,110,000	2,136,375
6.875% 3/01/26 (g)	1,420,000	1,475,025
7.500% 4/01/25 (g)	2,954,000	3,038,780
Hecla Mining Co.
7.250% 2/15/28	2,871,000	3,075,558
Novelis Corp.
3.250% 11/15/26 (g)	304,000	306,660
3.875% 8/15/31 (g)	313,000	311,044
		12,611,521
Miscellaneous - Manufacturing — 0.2%
Gates Global LLC / Gates Corp.
6.250% 1/15/26 (g)	1,298,000	1,340,185
Oil & Gas — 9.2%
Apache Corp.
4.750% 4/15/43	816,000	897,600
5.100% 9/01/40	607,000	685,910
5.350% 7/01/49	910,000	1,039,675
Chesapeake Energy Corp.
5.500% 2/01/26 (g)	633,000	666,233
5.875% 2/01/29 (g)	1,172,000	1,253,747
Comstock Resources, Inc.
5.875% 1/15/30 (g)	733,000	751,325
6.750% 3/01/29 (g)	1,512,000	1,637,904
CVR Energy, Inc.
5.250% 2/15/25 (g)	1,318,000	1,285,050
5.750% 2/15/28 (g) (h)	4,261,000	4,145,953
Hilcorp Energy I LP / Hilcorp Finance Co.
5.750% 2/01/29 (g)	513,000	528,759
6.000% 2/01/31 (g)	1,607,000	1,655,210
6.250% 11/01/28 (g)	2,052,000	2,157,165

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
MEG Energy Corp.
7.125% 2/01/27 (g)	$2,992,000	$3,186,241
Murphy Oil Corp.
6.375% 7/15/28	1,190,000	1,264,768
Nabors Industries Ltd.
7.250% 1/15/26 (g)	1,925,000	1,780,625
7.500% 1/15/28 (g)	537,000	485,985
Nabors Industries, Inc.
7.375% 5/15/27 (g)	2,040,000	2,111,012
Neptune Energy Bondco PLC
6.625% 5/15/25 (g)	3,165,000	3,232,256
Occidental Petroleum Corp.
4.200% 3/15/48	145,000	145,000
4.400% 4/15/46	916,000	938,900
4.400% 8/15/49	359,000	363,488
4.500% 7/15/44	372,000	383,160
5.875% 9/01/25	3,187,000	3,513,667
6.125% 1/01/31	1,607,000	1,958,290
6.200% 3/15/40	2,664,000	3,276,720
6.375% 9/01/28	2,015,000	2,392,490
6.450% 9/15/36	1,040,000	1,326,000
6.600% 3/15/46	1,639,000	2,126,603
6.950% 7/01/24	405,000	449,129
Parkland Corp.
4.625% 5/01/30 (g)	795,000	790,031
5.875% 7/15/27 (g)	125,000	131,875
Range Resources Corp. Co.
8.250% 1/15/29	846,000	943,290
Rockcliff Energy II LLC
5.500% 10/15/29 (g)	956,000	984,680
Southwestern Energy Co.
4.750% 2/01/32	840,000	884,285
5.375% 3/15/30	366,000	392,162
Transocean Guardian Ltd.
5.875% 1/15/24 (g)	209,710	198,700
Transocean Poseidon Ltd.
6.875% 2/01/27 (g)	196,000	189,385
Transocean, Inc.
7.250% 11/01/25 (g)	1,205,000	927,850
7.500% 1/15/26 (g)	1,662,000	1,238,190
8.000% 2/01/27 (g)	1,240,000	892,800
		53,212,113
Oil & Gas Services — 0.6%
Weatherford International Ltd.
6.500% 9/15/28 (g)	964,000	1,020,004
8.625% 4/30/30 (g)	2,354,000	2,443,805
		3,463,809
Packaging & Containers — 1.1%
Mauser Packaging Solutions Holding Co.
7.250% 4/15/25 (g)	3,513,000	3,521,905
Trident TPI Holdings, Inc.
9.250% 8/01/24 (g)	2,752,000	2,875,840
		6,397,745

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pharmaceuticals — 3.7%
AdaptHealth LLC
4.625% 8/01/29 (g)	$94,000	$94,000
5.125% 3/01/30 (g)	3,300,000	3,357,750
Bausch Health Americas, Inc.
8.500% 1/31/27 (g)	175,000	183,750
9.250% 4/01/26 (g)	1,611,000	1,701,619
Bausch Health Cos., Inc.
4.875% 6/01/28 (g)	1,873,000	1,915,142
5.000% 1/30/28 (g)	569,000	523,480
5.000% 2/15/29 (g)	1,882,000	1,660,865
5.250% 1/30/30 (g)	2,328,000	2,048,640
5.250% 2/15/31 (g)	3,803,000	3,341,886
6.125% 4/15/25 (g)	203,000	207,055
6.250% 2/15/29 (g)	1,515,000	1,439,614
9.000% 12/15/25 (g)	870,000	916,267
Organon & Co. / Organon Foreign Debt Co-Issuer BV
5.125% 4/30/31 (g)	1,230,000	1,284,956
Par Pharmaceutical, Inc.
7.500% 4/01/27 (g)	2,947,000	3,011,628
		21,686,652
Pipelines — 8.0%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.375% 6/15/29 (g)	5,376,000	5,617,920
Buckeye Partners LP
5.850% 11/15/43	303,000	297,319
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.500% 6/15/31 (g)	2,124,000	2,216,925
DCP Midstream Operating LP
5.625% 7/15/27	924,000	1,044,120
EnLink Midstream LLC
5.375% 6/01/29	786,000	803,685
5.625% 1/15/28 (g)	449,000	466,960
EnLink Midstream Partners LP
4.150% 6/01/25	67,000	69,513
4.850% 7/15/26	277,000	291,543
5.050% 4/01/45	160,000	154,400
5.450% 6/01/47	706,000	712,280
5.600% 4/01/44	3,122,000	3,148,771
EQM Midstream Partners LP
4.500% 1/15/29 (g)	1,111,000	1,155,440
4.750% 1/15/31 (g)	1,001,000	1,058,557
6.000% 7/01/25 (g)	922,000	1,002,675
6.500% 7/01/27 (g)	763,000	854,560
Genesis Energy LP/Genesis Energy Finance Corp.
5.625% 6/15/24	666,000	659,340
6.250% 5/15/26	290,000	282,750
6.500% 10/01/25	3,856,000	3,807,800
8.000% 1/15/27	1,908,000	1,966,308
Harvest Midstream I LP
7.500% 9/01/28 (g)	2,775,000	2,969,250
ITT Holdings LLC
6.500% 8/01/29 (g)	4,327,000	4,283,730
NGL Energy Operating LLC / NGL Energy Finance Corp.
7.500% 2/01/26 (g)	3,562,000	3,673,491

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
7.500% 10/01/25 (g)	$1,400,000	$1,515,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.875% 2/01/31	1,581,000	1,716,887
5.000% 1/15/28	139,000	146,464
5.500% 3/01/30	128,000	139,840
6.875% 1/15/29	283,000	316,615
Venture Global Calcasieu Pass LLC
3.875% 8/15/29 (g)	869,000	901,587
4.125% 8/15/31 (g)	994,000	1,053,640
Western Midstream Operating LP
5.300% STEP 2/01/30	674,000	742,087
5.300% 3/01/48	1,864,000	2,246,120
5.450% 4/01/44	929,000	1,110,155
		46,426,232
Real Estate — 0.5%
Realogy Group LLC / Realogy Co-Issuer Corp.
5.750% 1/15/29 (g)	2,591,000	2,655,775
Real Estate Investment Trusts (REITS) — 2.4%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.750% 6/15/29 (g)	2,804,000	2,874,100
RHP Hotel Properties LP/RHP Finance Corp.
4.750% 10/15/27	1,660,000	1,693,200
RLJ Lodging Trust LP
3.750% 7/01/26 (g)	708,000	711,894
4.000% 9/15/29 (g)	1,965,000	1,944,014
Service Properties Trust
3.950% 1/15/28	359,000	328,621
4.375% 2/15/30	568,000	522,560
4.950% 2/15/27	284,000	275,480
5.500% 12/15/27	949,000	974,563
7.500% 9/15/25	2,261,000	2,450,629
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC
7.875% 2/15/25 (g)	166,000	173,263
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
4.750% 4/15/28 (g)	1,162,000	1,152,390
6.500% 2/15/29 (g)	560,000	558,076
		13,658,790
Retail — 4.4%
Asbury Automotive Group, Inc.
4.625% 11/15/29 (g)	610,000	621,438
At Home Group, Inc.
7.125% 7/15/29 (g)	1,778,000	1,746,885
Bath & Body Works, Inc.
6.875% 11/01/35	2,029,000	2,521,032
Bath & Body Works, Inc.
6.750% 7/01/36	658,000	812,630
BCPE Ulysses Intermediate, Inc.
7.750% 4/01/27 (g)	3,207,000	3,166,912
Macy's Retail Holdings LLC
5.875% 4/01/29 (g) (h)	261,000	278,291
Michaels Cos., Inc.
5.250% 5/01/28 (g)	555,000	554,306

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Michaels Cos., Inc.
7.875% 5/01/29 (g)	$182,000	$179,270
NMG Holding Co., Inc. / Neiman Marcus Group LLC
7.125% 4/01/26 (g)	3,772,000	4,003,488
Nordstrom, Inc.
4.000% 3/15/27	442,000	444,210
4.375% 4/01/30	443,000	446,892
5.000% 1/15/44 (h)	2,262,000	2,109,315
Park River Holdings, Inc.
5.625% 2/01/29 (g)	740,000	706,700
Sonic Automotive, Inc.
4.625% 11/15/29 (g)	807,000	814,666
4.875% 11/15/31 (g)	448,000	452,346
Staples, Inc.
7.500% 4/15/26 (g)	3,138,000	3,224,295
10.750% 4/15/27 (g)	2,722,000	2,565,485
Superior Plus LP / Superior General Partner, Inc.
4.500% 3/15/29 (g)	957,000	983,643
		25,631,804
Software — 1.1%
Avaya Holdings Corp., Convertible,
2.250% 6/15/23	1,776,000	1,871,016
Boxer Parent Co., Inc.
9.125% 3/01/26 (g)	158,000	164,715
Consensus Cloud Solutions, Inc.
6.000% 10/15/26 (g)	702,000	730,150
6.500% 10/15/28 (g)	511,000	533,995
Open Text Corp.
3.875% 12/01/29 (g)	13,000	13,163
Veritas US, Inc./Veritas Bermuda Ltd.
7.500% 9/01/25 (g)	2,925,000	3,027,375
		6,340,414
Telecommunications — 3.5%
Altice France SA
5.125% 7/15/29 (g)	2,356,000	2,298,160
CommScope Technologies Finance LLC
6.000% 6/15/25 (g)	896,000	896,000
Consolidated Communications, Inc.
6.500% 10/01/28 (g)	2,299,000	2,413,950
Frontier Communications Holdings LLC
5.000% 5/01/28 (g)	3,081,000	3,173,430
6.000% 1/15/30 (g)	819,000	823,095
6.750% 5/01/29 (g)	902,000	938,080
Hughes Satellite Systems Corp.
6.625% 8/01/26	3,461,000	3,873,724
Sprint Capital Corp.
6.875% 11/15/28	648,000	819,720
8.750% 3/15/32	2,271,000	3,406,500
Telecom Italia Capital
6.000% 9/30/34	236,000	249,608
Windstream Escrow LLC / Windstream Escrow Finance Corp.
7.750% 8/15/28 (g)	1,364,000	1,446,468
		20,338,735

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Transportation — 1.1%
Carriage Purchaser, Inc.
7.875% 10/15/29 (g)	$1,435,000	$1,377,600
First Student Bidco, Inc./First Transit Parent, Inc.
4.000% 7/31/29 (g)	2,525,000	2,454,300
Seaspan Corp.
5.500% 8/01/29 (g)	2,528,000	2,553,280
		6,385,180

TOTAL CORPORATE DEBT (Cost $481,765,037)		498,362,867

TOTAL BONDS & NOTES (Cost $525,740,196)		543,116,393

	Number of Shares
MUTUAL FUNDS — 1.3%
Diversified Financial Services — 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio (i)	7,478,300	7,478,300

TOTAL MUTUAL FUNDS (Cost $7,478,300)		7,478,300

TOTAL LONG-TERM INVESTMENTS (Cost $536,116,536)		553,870,940

	Principal Amount
SHORT-TERM INVESTMENTS — 4.7%
Commercial Paper — 4.1%
Enbridge (us), Inc.
0.558% 3/23/22 (g)	$5,000,000	4,995,661
Mohawk Industries, Inc.
0.375% 1/21/22 (g)	5,000,000	4,999,113
National Rural Utilities Cooperative Finance Corp.
0.203% 2/02/22	2,000,000	1,999,824
0.203% 2/03/22	4,000,000	3,999,630
Tampa Electric Co.
0.304% 1/06/22 (g)	2,000,000	1,999,973
0.355% 1/10/22 (g)	5,000,000	4,999,883
Wisconsin Electric Power Corp.
0.132% 1/04/22	1,000,000	999,988
		23,994,072
Repurchase Agreement — 0.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/21, 0.000%, due 1/03/22 (j)	3,447,071	3,447,071

TOTAL SHORT-TERM INVESTMENTS (Cost $27,438,236)		27,441,143

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL INVESTMENTS — 100.4% (Cost $563,554,772) (k)		$581,312,083

Less Unfunded Loan Commitments — (0.0)%		(30,560)

NET INVESTMENTS — 100.4% (Cost $563,524,212)		581,281,523

Other Assets/(Liabilities) — (0.4)%		(2,046,686)

NET ASSETS — 100.0%		$579,234,837

Abbreviation Legend

FRN	Floating Rate Note
STEP	Step Up Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2021, these securities amounted to a value of $542,668 or 0.09% of net assets.
(b)	Non-income producing security.
(c)	Investment was valued using significant unobservable inputs.
(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(e)	All or a portion of the security represents unsettled loan commitments at December 31, 2021 where the rate will be determined at time of settlement.
(f)	Unfunded or partially unfunded loan commitments.
(g)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2021, the aggregate market value of these securities amounted to $413,332,275 or 71.36% of net assets.
(h)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2021, was $7,327,856 or 1.27% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. (Note 2).
(i)	Represents investment of security lending cash collateral. (Note 2).
(j)	Maturity value of $3,447,071. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 7/31/28, and an aggregate market value, including accrued interest, of $3,516,096.
(k)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Balanced Fund — Portfolio of Investments

December 31, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 64.7%

COMMON STOCK — 64.7%
Basic Materials — 0.8%
Chemicals — 0.7%
Air Products & Chemicals, Inc.	444	$135,092
Celanese Corp.	294	49,410
Dow, Inc.	1,207	68,461
DuPont de Nemours, Inc.	1,187	95,886
Ecolab, Inc.	324	76,007
International Flavors & Fragrances, Inc.	242	36,457
Linde PLC	1,473	510,291
LyondellBasell Industries NV Class A	1,304	120,268
PPG Industries, Inc.	484	83,461
		1,175,333
Forest Products & Paper — 0.0%
International Paper Co.	1,323	62,154
Mining — 0.1%
Newmont Corp.	1,588	98,488
		1,335,975
Communications — 4.9%
Advertising — 0.1%
Omnicom Group, Inc.	1,261	92,393
Internet — 0.5%
eBay, Inc.	4,390	291,935
MercadoLibre, Inc. (a)	48	64,723
NortonLifeLock, Inc.	2,079	54,012
Okta, Inc. (a)	77	17,261
Palo Alto Networks, Inc. (a)	198	110,239
Snap, Inc. Class A (a)	861	40,493
VeriSign, Inc. (a)	683	173,359
		752,022
Media — 0.9%
Comcast Corp. Class A	21,301	1,072,079
Liberty Global PLC Class C (a)	2,785	78,231
ViacomCBS, Inc. Class B	676	20,402
The Walt Disney Co. (a)	1,989	308,076
		1,478,788
Telecommunications — 3.4%
Arista Networks, Inc. (a)	913	131,244
AT&T, Inc.	53,952	1,327,219

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Cisco Systems, Inc.	29,271	$1,854,903
Corning, Inc.	2,322	86,448
Lumen Technologies, Inc.	5,043	63,290
Motorola Solutions, Inc.	1,029	279,579
T-Mobile US, Inc. (a)	1,413	163,880
Verizon Communications, Inc.	29,980	1,557,761
		5,464,324
		7,787,527
Consumer, Cyclical — 8.1%
Airlines — 0.0%
Delta Air Lines, Inc. (a)	75	2,931
Apparel — 0.3%
NIKE, Inc. Class B	3,396	566,011
VF Corp.	444	32,510
		598,521
Auto Manufacturers — 1.2%
Cummins, Inc.	611	133,283
Ford Motor Co.	22,214	461,385
PACCAR, Inc.	546	48,190
Tesla, Inc. (a)	1,270	1,342,111
		1,984,969
Auto Parts & Equipment — 0.1%
Aptiv PLC (a)	510	84,124
Distribution & Wholesale — 0.1%
Fastenal Co.	1,199	76,808
W.W. Grainger, Inc.	135	69,962
		146,770
Leisure Time — 0.0%
Carnival Corp. (a)	358	7,203
Lodging — 0.1%
Hilton Worldwide Holdings, Inc. (a)	202	31,510
Las Vegas Sands Corp. (a)	354	13,325
Marriott International, Inc. Class A (a)	325	53,703
		98,538
Retail — 6.3%
AutoZone, Inc. (a)	376	788,243
Best Buy Co., Inc.	553	56,185
CarMax, Inc. (a)	203	26,437
Chipotle Mexican Grill, Inc. (a)	54	94,406
Costco Wholesale Corp.	2,922	1,658,819
Dollar General Corp.	1,515	357,282
Dollar Tree, Inc. (a)	595	83,609
Genuine Parts Co.	1,090	152,818
The Home Depot, Inc.	4,971	2,063,015
Lowe's Cos., Inc.	3,628	937,765
Lululemon Athletica, Inc. (a)	343	134,267

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
McDonald's Corp.	4,441	$1,190,499
O'Reilly Automotive, Inc. (a)	830	586,171
Ross Stores, Inc.	790	90,281
Starbucks Corp.	3,865	452,089
Target Corp.	3,034	702,189
The TJX Cos., Inc.	1,927	146,298
Ulta Beauty, Inc. (a)	132	54,429
Walgreens Boots Alliance, Inc.	2,504	130,609
Yum! Brands, Inc.	1,918	266,333
		9,971,744
		12,894,800
Consumer, Non-cyclical — 14.4%
Agriculture — 0.1%
Archer-Daniels-Midland Co.	2,861	193,375
Beverages — 1.7%
Brown-Forman Corp. Class B	499	36,357
The Coca-Cola Co.	16,115	954,169
Constellation Brands, Inc. Class A	278	69,770
Keurig Dr Pepper, Inc.	2,066	76,153
PepsiCo, Inc.	9,379	1,629,226
		2,765,675
Biotechnology — 0.7%
Amgen, Inc.	1,211	272,439
Biogen, Inc. (a)	397	95,248
BioMarin Pharmaceutical, Inc. (a)	188	16,610
Gilead Sciences, Inc.	4,974	361,162
Illumina, Inc. (a)	68	25,870
Incyte Corp. (a)	302	22,167
Regeneron Pharmaceuticals, Inc. (a)	266	167,984
Vertex Pharmaceuticals, Inc. (a)	367	80,593
		1,042,073
Commercial Services — 1.4%
Automatic Data Processing, Inc.	2,238	551,846
Cintas Corp.	158	70,021
IHS Markit Ltd.	1,025	136,243
MarketAxess Holdings, Inc.	25	10,282
Moody's Corp.	752	293,716
PayPal Holdings, Inc. (a)	1,838	346,610
S&P Global, Inc.	1,234	582,362
Verisk Analytics, Inc.	725	165,829
		2,156,909
Cosmetics & Personal Care — 1.6%
Colgate-Palmolive Co.	3,633	310,040
The Estee Lauder Cos., Inc. Class A	415	153,633
The Procter & Gamble Co.	12,635	2,066,833
		2,530,506
Food — 1.0%
Campbell Soup Co.	543	23,599

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Conagra Brands, Inc.	585	$19,978
General Mills, Inc.	2,755	185,632
The Hershey Co.	1,592	308,004
Hormel Foods Corp.	483	23,575
The J.M. Smucker Co.	789	107,162
Kellogg Co.	1,424	91,734
The Kraft Heinz Co.	1,988	71,369
The Kroger Co.	5,007	226,617
McCormick & Co., Inc.	299	28,887
Mondelez International, Inc. Class A	6,259	415,034
Sysco Corp.	344	27,021
		1,528,612
Health Care – Products — 2.5%
Abbott Laboratories	4,419	621,930
Align Technology, Inc. (a)	57	37,459
Baxter International, Inc.	1,331	114,253
Boston Scientific Corp. (a)	3,031	128,757
Danaher Corp.	1,998	657,362
Edwards Lifesciences Corp. (a)	1,682	217,903
IDEXX Laboratories, Inc. (a)	143	94,160
Intuitive Surgical, Inc. (a)	766	275,224
Medtronic PLC	3,508	362,903
ResMed, Inc.	245	63,818
Stryker Corp.	763	204,041
Thermo Fisher Scientific, Inc.	1,452	968,832
Waters Corp. (a)	200	74,520
West Pharmaceutical Services, Inc.	188	88,174
Zimmer Biomet Holdings, Inc.	271	34,428
		3,943,764
Health Care – Services — 2.0%
Anthem, Inc.	1,301	603,066
Centene Corp. (a)	773	63,695
HCA Healthcare, Inc.	258	66,285
Humana, Inc.	282	130,808
IQVIA Holdings, Inc. (a)	471	132,888
Laboratory Corp. of America Holdings (a)	312	98,034
Quest Diagnostics, Inc.	701	121,280
UnitedHealth Group, Inc.	4,027	2,022,118
		3,238,174
Household Products & Wares — 0.2%
Church & Dwight Co., Inc.	571	58,527
The Clorox Co.	274	47,775
Kimberly-Clark Corp.	1,381	197,372
		303,674
Pharmaceuticals — 3.2%
AbbVie, Inc.	2,812	380,745
AmerisourceBergen Corp.	381	50,631
Becton Dickinson and Co.	593	149,128
Bristol-Myers Squibb Co.	4,489	279,889
Cardinal Health, Inc.	591	30,431
Cigna Corp.	619	142,141
CVS Health Corp.	5,034	519,307

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
DexCom, Inc. (a)	56	$30,069
Eli Lilly & Co.	2,056	567,908
Merck & Co., Inc.	14,953	1,145,998
Pfizer, Inc.	24,335	1,436,982
Zoetis, Inc.	1,498	365,557
		5,098,786
		22,801,548
Energy — 1.2%
Oil & Gas — 0.9%
Chevron Corp.	4,059	476,324
ConocoPhillips	2,948	212,787
Exxon Mobil Corp.	8,746	535,168
Hess Corp.	401	29,686
Marathon Petroleum Corp.	688	44,025
Occidental Petroleum Corp.	1,351	39,165
Pioneer Natural Resources Co.	355	64,567
Valero Energy Corp.	838	62,942
		1,464,664
Oil & Gas Services — 0.1%
Baker Hughes Co.	1,666	40,084
Schlumberger NV	1,680	50,316
		90,400
Pipelines — 0.2%
Cheniere Energy, Inc.	240	24,341
Kinder Morgan, Inc.	10,826	171,700
ONEOK, Inc.	688	40,427
The Williams Cos., Inc.	3,746	97,546
		334,014
		1,889,078
Financial — 9.2%
Banks — 2.6%
Bank of America Corp.	24,371	1,084,266
The Bank of New York Mellon Corp.	2,450	142,296
Fifth Third Bancorp	1,326	57,747
First Republic Bank	175	36,139
The Goldman Sachs Group, Inc.	1,334	510,322
JP Morgan Chase & Co.	9,425	1,492,449
KeyCorp.	2,674	61,850
M&T Bank Corp.	244	37,474
Morgan Stanley	1,937	190,136
Northern Trust Corp.	379	45,332
The PNC Financial Services Group, Inc.	820	164,426
Regions Financial Corp.	2,218	48,352
State Street Corp.	292	27,156
SVB Financial Group (a)	43	29,164
Truist Financial Corp.	1,005	58,843

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
US Bancorp	3,947	$221,703
		4,207,655
Diversified Financial Services — 2.2%
American Express Co.	2,317	379,061
Ameriprise Financial, Inc.	186	56,109
BlackRock, Inc.	355	325,024
CME Group, Inc.	517	118,114
Discover Financial Services	1,053	121,685
Franklin Resources, Inc.	609	20,395
Intercontinental Exchange, Inc.	1,583	216,507
Nasdaq, Inc.	581	122,016
Synchrony Financial	3,489	161,855
T. Rowe Price Group, Inc.	910	178,942
Visa, Inc. Class A	8,100	1,755,351
		3,455,059
Insurance — 1.8%
The Allstate Corp.	3,182	374,362
American International Group, Inc.	2,086	118,610
Aon PLC Class A	788	236,841
Chubb Ltd.	1,893	365,936
The Hartford Financial Services Group, Inc.	1,728	119,301
Marsh & McLennan Cos., Inc.	3,414	593,422
MetLife, Inc.	5,088	317,949
Principal Financial Group, Inc.	483	34,936
The Progressive Corp.	2,400	246,360
Prudential Financial, Inc.	1,268	137,248
The Travelers Cos., Inc.	1,681	262,959
Willis Towers Watson PLC	363	86,209
		2,894,133
Private Equity — 0.4%
The Blackstone, Inc.	3,805	492,329
KKR & Co., Inc.	1,271	94,689
		587,018
Real Estate — 0.1%
CBRE Group, Inc. Class A (a)	1,259	136,614
Real Estate Investment Trusts (REITS) — 2.1%
Alexandria Real Estate Equities, Inc.	545	121,513
American Tower Corp.	1,747	510,997
AvalonBay Communities, Inc.	606	153,070
Boston Properties, Inc.	407	46,878
Crown Castle International Corp.	1,523	317,911
Digital Realty Trust, Inc.	645	114,081
Equinix, Inc.	290	245,294
Equity Residential	1,547	140,004
Essex Property Trust, Inc.	278	97,920
Healthpeak Properties, Inc.	1,125	40,601
Prologis, Inc.	3,156	531,344
Public Storage	1,254	469,698
SBA Communications Corp.	542	210,849
Simon Property Group, Inc.	388	61,991
Ventas, Inc.	897	45,855

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Welltower, Inc.	872	$74,791
Weyerhaeuser Co.	2,030	83,595
		3,266,392
		14,546,871
Industrial — 4.8%
Building Materials — 0.4%
Carrier Global Corp.	2,208	119,762
Johnson Controls International PLC	5,523	449,075
		568,837
Electrical Components & Equipment — 0.2%
AMETEK, Inc.	523	76,902
Emerson Electric Co.	2,404	223,500
		300,402
Electronics — 0.9%
Agilent Technologies, Inc.	928	148,155
Amphenol Corp. Class A	2,501	218,737
Fortive Corp.	342	26,091
Garmin Ltd.	974	132,630
Honeywell International, Inc.	2,194	457,471
Keysight Technologies, Inc. (a)	776	160,252
Mettler-Toledo International, Inc. (a)	118	200,271
TE Connectivity Ltd.	1,034	166,825
		1,510,432
Environmental Controls — 0.9%
Republic Services, Inc.	2,363	329,521
Waste Connections, Inc.	2,134	290,800
Waste Management, Inc.	4,447	742,204
		1,362,525
Hand & Machine Tools — 0.0%
Stanley Black & Decker, Inc.	269	50,739
Machinery – Diversified — 0.5%
Deere & Co.	867	297,286
Dover Corp.	621	112,774
Otis Worldwide Corp.	3,056	266,086
Rockwell Automation, Inc.	424	147,912
		824,058
Miscellaneous - Manufacturing — 0.7%
3M Co.	2,238	397,536
Eaton Corp. PLC	1,337	231,060
General Electric Co.	675	63,767
Illinois Tool Works, Inc.	867	213,976
Parker-Hannifin Corp.	278	88,437
Trane Technologies PLC	687	138,795
		1,133,571

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Packaging & Containers — 0.1%
Amcor PLC	4,445	$53,384
Ball Corp.	473	45,536
		98,920
Transportation — 1.1%
CSX Corp.	9,693	364,457
Expeditors International of Washington, Inc.	736	98,837
FedEx Corp.	451	116,647
Union Pacific Corp.	2,666	671,645
United Parcel Service, Inc. Class B	2,069	443,470
		1,695,056
		7,544,540
Technology — 19.3%
Computers — 6.6%
Accenture PLC Class A	4,275	1,772,201
Apple, Inc.	41,113	7,300,435
Cognizant Technology Solutions Corp. Class A	2,273	201,661
Crowdstrike Holdings, Inc. Class A (a)	228	46,683
Dell Technologies C (a)	2,144	120,428
EPAM Systems, Inc. (a)	213	142,380
Hewlett Packard Enterprise Co.	7,228	113,986
HP, Inc.	4,757	179,196
International Business Machines Corp.	4,036	539,452
NetApp, Inc.	1,143	105,145
Western Digital Corp. (a)	525	34,235
		10,555,802
Office & Business Equipment — 0.1%
Zebra Technologies Corp. Class A (a)	143	85,114
Semiconductors — 4.4%
Advanced Micro Devices, Inc. (a)	2,649	381,191
Analog Devices, Inc.	1,038	182,449
Applied Materials, Inc.	2,672	420,466
Broadcom, Inc.	1,598	1,063,325
Intel Corp.	21,855	1,125,533
KLA Corp.	449	193,119
Lam Research Corp.	336	241,634
Microchip Technology, Inc.	996	86,712
Micron Technology, Inc.	2,524	235,111
NVIDIA Corp.	5,495	1,616,134
Skyworks Solutions, Inc.	495	76,794
Texas Instruments, Inc.	6,018	1,134,213
Xilinx, Inc.	764	161,991
		6,918,672
Software — 8.2%
Adobe, Inc. (a)	2,515	1,426,156
Akamai Technologies, Inc. (a)	932	109,081
ANSYS, Inc. (a)	159	63,778
Autodesk, Inc. (a)	369	103,759
Cadence Design Systems, Inc. (a)	1,214	226,229

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Cerner Corp.	1,187	$110,237
Citrix Systems, Inc.	221	20,904
DocuSign, Inc. (a)	233	35,488
Electronic Arts, Inc.	1,074	141,661
Fidelity National Information Services, Inc.	1,390	151,719
HubSpot, Inc. (a)	70	46,141
Intuit, Inc.	1,366	878,639
Microsoft Corp.	18,549	6,238,400
MSCI, Inc.	309	189,321
Oracle Corp.	14,591	1,272,481
Paychex, Inc.	1,217	166,120
Roper Technologies, Inc.	654	321,676
salesforce.com, Inc. (a)	2,031	516,138
ServiceNow, Inc. (a)	581	377,133
Splunk, Inc. (a)	85	9,836
Synopsys, Inc. (a)	681	250,948
Twilio, Inc. Class A (a)	81	21,331
Veeva Systems, Inc. Class A (a)	173	44,198
VMware, Inc. Class A	1,840	213,219
Workday, Inc. Class A (a)	417	113,916
		13,048,509
		30,608,097
Utilities — 2.0%
Electric — 1.9%
American Electric Power Co., Inc.	2,151	191,375
Avangrid, Inc. (b)	173	8,629
CMS Energy Corp.	1,553	101,023
Consolidated Edison, Inc.	1,622	138,389
Dominion Energy, Inc.	2,865	225,074
DTE Energy Co.	843	100,772
Duke Energy Corp.	4,490	471,001
Edison International	292	19,929
Entergy Corp.	571	64,323
Eversource Energy	1,194	108,630
Exelon Corp.	5,845	337,607
NextEra Energy, Inc.	6,028	562,774
Public Service Enterprise Group, Inc.	1,470	98,093
Sempra Energy	878	116,142
WEC Energy Group, Inc.	3,197	310,333
Xcel Energy, Inc.	1,439	97,420
		2,951,514
Water — 0.1%
American Water Works Co., Inc.	1,195	225,688
		3,177,202

TOTAL COMMON STOCK (Cost $87,586,103)		102,585,638

TOTAL EQUITIES (Cost $87,586,103)		102,585,638

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
BONDS & NOTES — 38.3%

CORPORATE DEBT — 14.7%
Agriculture — 0.2%
Archer-Daniels-Midland Co.
2.700% 9/15/51	$49,000	$49,314
Bunge Ltd. Finance Corp.
1.630% 8/17/25	13,000	12,959
3.250% 8/15/26	47,000	49,603
4.350% 3/15/24	77,000	81,890
Cargill, Inc.
3.125% 5/25/51 (b) (c)	74,000	79,379
		273,145
Airlines — 0.1%
American Airlines 2021-1 Class A Pass Through Trust
2.875% 1/11/36	69,000	68,397
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.500% 10/20/25 (c)	82,995	87,255
		155,652
Banks — 3.9%
Australia & New Zealand Banking Group Ltd. 5 year CMT + 1.700%
2.570% VRN 11/25/35 (c)	225,000	215,674
Bank of America Corp.
5 year CMT + 1.200% 2.482% VRN 9/21/36	162,000	157,109
SOFR + 1.580% 3.311% VRN 4/22/42	270,000	284,582
4.183% 11/25/27	41,000	44,886
3 mo. USD LIBOR + 1.814% 4.244% VRN 4/24/38	23,000	27,049
3 mo. USD LIBOR + 1.310% 4.271% VRN 7/23/29	18,000	20,085
4.750% 4/21/45	63,000	78,736
7.750% 5/14/38	20,000	31,402
The Bank of New York Mellon Corp. 5 year CMT + 2.630%
3.750% VRN (d)	156,000	156,557
The Bank of Nova Scotia
4.500% 12/16/25	36,000	39,563
3 mo. USD LIBOR + 2.648% 4.650% VRN (d)	113,000	111,983
Citigroup, Inc.
SOFR + .528% 1.281% VRN 11/03/25	55,000	54,864
4.450% 9/29/27	27,000	30,124
5.500% 9/13/25	54,000	61,092
5.875% 1/30/42	18,000	25,506
6.000% 10/31/33	16,000	20,662
6.625% 6/15/32	14,000	18,596
8.125% 7/15/39	14,000	23,723
Cooperatieve Rabobank UA 1 year CMT + 0.550%
1.106% VRN 2/24/27 (c)	250,000	242,683
Credit Suisse Group AG SOFR + 2.044%
2.193% VRN 6/05/26 (c)	393,000	395,367
Fifth Third Bancorp SOFR + .685%
1.707% VRN 11/01/27	244,000	241,144
The Goldman Sachs Group, Inc.
SOFR + .798% 1.431% VRN 3/09/27	227,000	222,493
SOFR + 1.090% 1.992% VRN 1/27/32	135,000	129,581

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SOFR + 1.248% 2.383% VRN 7/21/32	$76,000	$74,917
4.250% 10/21/25	32,000	34,912
5.950% 1/15/27	72,000	84,917
6.750% 10/01/37	32,000	45,465
ING Groep NV
4.050% 4/09/29	344,000	384,479
JP Morgan Chase & Co.
SOFR + 1.180% 2.545% VRN 11/08/32	134,000	135,088
3 mo. USD LIBOR + 1.160% 3.702% VRN 5/06/30	320,000	350,027
5.600% 7/15/41	41,000	56,923
KeyBank NA/Cleveland OH
3.900% 4/13/29	356,000	393,623
Mizuho Financial Group, Inc.
2.564% 9/13/31	200,000	195,157
Morgan Stanley
SOFR + 1.360% 2.484% VRN 9/16/36	203,000	195,459
SOFR + 1.485% 3.217% VRN 4/22/42	44,000	46,229
4.350% 9/08/26	122,000	134,770
3 mo. USD LIBOR + 1.628% 4.431% VRN 1/23/30	304,000	346,718
5.000% 11/24/25	36,000	40,297
SVB Financial Group
1.800% 10/28/26	215,000	214,385
1.800% 2/02/31	189,000	179,263
2.100% 5/15/28	87,000	87,092
3.125% 6/05/30	18,000	18,910
3.500% 1/29/25	77,000	81,300
The Toronto-Dominion Bank 5 year USD Swap + 2.205%
3.625% VRN 9/15/31	374,000	401,993
		6,135,385
Beverages — 0.2%
Keurig Dr Pepper, Inc.
2.250% 3/15/31	31,000	30,582
3.400% 11/15/25	330,000	349,670
		380,252
Biotechnology — 0.3%
Amgen, Inc.
2.200% 2/21/27	347,000	355,402
Illumina, Inc.
0.550% 3/23/23 (b)	194,000	193,020
		548,422
Commercial Services — 0.3%
Element Fleet Management Corp.
1.600% 4/06/24 (c)	21,000	21,020
Moody's Corp.
4.250% 2/01/29	309,000	348,934
PayPal Holdings, Inc.
3.250% 6/01/50 (b)	27,000	29,030
Triton Container International Ltd.
3.150% 6/15/31 (c)	100,000	100,960
		499,944
Computers — 0.8%
Apple, Inc.

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
1.650% 5/11/30	$46,000	$44,814
2.650% 5/11/50	27,000	26,653
2.650% 2/08/51	90,000	88,838
3.000% 6/20/27	327,000	350,560
Dell International LLC/EMC Corp.
4.000% 7/15/24	336,000	356,597
Hewlett Packard Enterprise Co.
4.900% STEP 10/15/25	319,000	353,961
		1,221,423
Diversified Financial Services — 0.4%
Ally Financial, Inc.
2.200% 11/02/28	112,000	111,353
Brookfield Finance I UK PLC
2.340% 1/30/32	141,000	137,707
The Charles Schwab Corp. 10 year CMT + 3.079%
4.000% VRN (d)	93,000	93,930
CI Financial Corp.
3.200% 12/17/30	65,000	66,760
LSEGA Financing PLC
1.375% 4/06/26 (b) (c)	218,000	213,780
		623,530
Electric — 0.2%
Entergy Arkansas LLC
2.650% 6/15/51	72,000	67,182
Entergy Louisiana LLC
4.950% 1/15/45	36,000	38,702
Nevada Power Co.
6.650% 4/01/36	20,000	28,586
Xcel Energy, Inc.
6.500% 7/01/36	99,000	138,665
		273,135
Electronics — 0.1%
Vontier Corp.
2.400% 4/01/28 (c)	219,000	211,576
Food — 0.4%
Conagra Brands, Inc.
4.850% 11/01/28	297,000	342,870
General Mills, Inc.
3.000% 2/01/51 (b)	162,000	163,079
Ingredion, Inc.
3.200% 10/01/26	25,000	26,504
Mars, Inc.
3.950% 4/01/49 (c)	67,000	80,676
		613,129
Health Care – Products — 0.2%
STERIS Irish FinCo UnLtd Co.
3.750% 3/15/51	253,000	277,880
Health Care – Services — 0.5%
HCA, Inc.
5.000% 3/15/24	328,000	352,751

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Humana, Inc.
4.800% 3/15/47	$23,000	$29,229
Kaiser Foundation Hospitals
2.810% 6/01/41	110,000	110,914
3.002% 6/01/51	80,000	82,655
Mayo Clinic
3.196% 11/15/61	106,000	114,452
Providence St Joseph Health Obligated Group
2.700% 10/01/51	93,000	90,259
UnitedHealth Group, Inc.
3.125% 5/15/60 (b)	36,000	37,341
		817,601
Insurance — 0.9%
Allstate Corp. 3 mo. USD LIBOR + 2.938%
5.750% VRN 8/15/53	158,000	164,320
American International Group, Inc.
4.200% 4/01/28	36,000	40,189
4.500% 7/16/44	23,000	28,409
4.750% 4/01/48	13,000	16,613
3 mo. USD LIBOR + 2.868% 5.750% VRN 4/01/48	104,000	116,740
Arch Capital Finance LLC
5.031% 12/15/46	27,000	35,025
Arch Capital Group Ltd.
3.635% 6/30/50	49,000	52,612
Athene Global Funding
1.450% 1/08/26 (c)	117,000	114,978
Athene Holding Ltd.
3.950% 5/25/51	16,000	17,323
Brighthouse Financial, Inc.
3.850% 12/22/51	168,000	166,909
GA Global Funding Trust
1.625% 1/15/26 (c)	37,000	36,713
Global Atlantic Fin Co.
3.125% 6/15/31 (c)	72,000	71,351
Marsh & McLennan Cos., Inc.
4.375% 3/15/29	155,000	176,832
New York Life Insurance Co.
3.750% 5/15/50 (c)	23,000	26,273
Prudential Financial, Inc.
5 year CMT + 3.035% 3.700% VRN 10/01/50	18,000	18,227
3 mo. USD LIBOR + 3.920% 5.625% VRN 6/15/43	41,000	42,665
3 mo. USD LIBOR + 2.665% 5.700% VRN 9/15/48	99,000	110,993
3 mo. USD LIBOR + 4.175% 5.875% VRN 9/15/42	46,000	47,014
Reinsurance Group of America, Inc.
3.150% 6/15/30	49,000	51,089
3.900% 5/15/29	54,000	59,098
USF&G Capital I
8.500% 12/15/45 (c)	35,000	53,951
		1,447,324
Internet — 0.2%
Alphabet, Inc.
2.250% 8/15/60	32,000	28,661
Expedia Group, Inc.
2.950% 3/15/31	39,000	38,988

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Prosus NV
3.832% 2/08/51 (c)	$233,000	$218,069
		285,718
Investment Companies — 0.2%
Ares Capital Corp.
3.200% 11/15/31	161,000	158,475
Blackstone Secured Lending Fund
2.750% 9/16/26	158,000	158,066
		316,541
Media — 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500% 6/01/41	119,000	116,343
3.750% 2/15/28	191,000	204,764
3.850% 4/01/61	136,000	128,766
6.484% 10/23/45	32,000	43,821
Comcast Corp.
2.937% 11/01/56 (c)	43,000	41,139
3.400% 7/15/46	41,000	43,580
3.450% 2/01/50	49,000	52,518
3.750% 4/01/40	151,000	169,492
3.969% 11/01/47	23,000	26,575
Discovery Communications LLC
3.625% 5/15/30	160,000	171,217
3.950% 3/20/28	56,000	60,905
4.000% 9/15/55	27,000	28,402
4.650% 5/15/50	27,000	31,782
Time Warner Cable, Inc.
6.750% 6/15/39	27,000	36,869
The Walt Disney Co.
3.600% 1/13/51	58,000	65,839
		1,222,012
Mining — 0.0%
Teck Resources Ltd.
6.000% 8/15/40	32,000	41,026
Oil & Gas — 0.1%
BP Capital Markets America, Inc.
3.379% 2/08/61	95,000	98,034
BP Capital Markets PLC 5 year CMT + 4.036%
4.375% VRN (d)	58,000	60,465
		158,499
Packaging & Containers — 0.2%
Berry Global, Inc.
1.570% 1/15/26	48,000	46,969
Sealed Air Corp.
1.573% 10/15/26 (c)	44,000	42,687
Silgan Holdings, Inc.
1.400% 4/01/26 (c)	49,000	47,802
WRKCo, Inc.
3.000% 6/15/33	27,000	27,801

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.650% 3/15/26	$192,000	$214,185
		379,444
Pharmaceuticals — 0.8%
AbbVie, Inc.
4.700% 5/14/45	67,000	83,378
Becton Dickinson and Co.
4.685% 12/15/44	23,000	28,947
Bristol-Myers Squibb Co.
3.900% 2/20/28	312,000	348,001
4.350% 11/15/47	27,000	33,369
Cigna Corp.
2.400% 3/15/30	349,000	352,180
3.400% 3/15/51	47,000	49,331
4.800% 7/15/46	27,000	34,184
CVS Health Corp.
4.300% 3/25/28	10,000	11,230
5.050% 3/25/48	189,000	247,911
6.125% 9/15/39	8,000	11,102
Merck & Co., Inc.
1.900% 12/10/28	40,000	40,200
		1,239,833
Pipelines — 0.9%
Enbridge, Inc.
2.500% 8/01/33	190,000	186,730
Enterprise Products Operating LLC
3 mo. USD LIBOR + 3.033% 5.250% VRN 8/16/77	41,000	41,885
3 mo. USD LIBOR + 2.570% 5.375% VRN 2/15/78	27,000	27,110
Kinder Morgan, Inc.
3.250% 8/01/50	168,000	161,363
MPLX LP
1.750% 3/01/26	365,000	361,518
4.500% 4/15/38	27,000	30,305
ONEOK, Inc.
6.350% 1/15/31	304,000	381,995
Sabine Pass Liquefaction LLC
4.500% 5/15/30	196,000	221,297
The Williams Cos., Inc.
3.500% 10/15/51	45,000	45,632
		1,457,835
Real Estate — 0.2%
CBRE Services, Inc.
2.500% 4/01/31	243,000	242,860
Real Estate Investment Trusts (REITS) — 0.7%
American Tower Corp.
1.600% 4/15/26	96,000	95,069
2.700% 4/15/31	119,000	119,496
Brixmor Operating Partnership LP
2.250% 4/01/28	24,000	23,892
Crown Castle International Corp.
2.500% 7/15/31	88,000	87,449
3.700% 6/15/26	243,000	260,538
5.200% 2/15/49	11,000	14,161

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Extra Space Storage LP
2.350% 3/15/32	$65,000	$63,264
2.550% 6/01/31	89,000	87,679
Host Hotels & Resorts LP
3.500% 9/15/30	84,000	86,316
Kimco Realty Corp.
2.250% 12/01/31	58,000	56,583
Kite Realty Group LP
4.000% 10/01/26	110,000	116,727
Spirit Realty LP
2.100% 3/15/28	67,000	65,265
		1,076,439
Retail — 0.9%
Advance Auto Parts, Inc.
1.750% 10/01/27	13,000	12,624
3.900% 4/15/30	323,000	352,624
Alimentation Couche-Tard, Inc.
3.625% 5/13/51 (c)	71,000	74,952
AutoZone, Inc.
1.650% 1/15/31	41,000	38,628
The Home Depot, Inc.
2.375% 3/15/51	48,000	44,383
2.700% 4/15/30 (b)	97,000	101,878
Lowe's Cos., Inc.
3.000% 10/15/50	213,000	210,886
McDonald's Corp.
3.300% 7/01/25	332,000	352,094
Starbucks Corp.
2.550% 11/15/30	63,000	64,319
4.450% 8/15/49	86,000	106,224
		1,358,612
Semiconductors — 0.5%
Lam Research Corp.
3.750% 3/15/26	321,000	349,598
Microchip Technology, Inc.
0.983% 9/01/24 (c)	49,000	48,110
Micron Technology, Inc.
2.703% 4/15/32	75,000	75,085
4.185% 2/15/27	322,000	352,625
Skyworks Solutions, Inc.
1.800% 6/01/26	36,000	35,648
		861,066
Software — 0.2%
Electronic Arts, Inc.
2.950% 2/15/51	42,000	39,730
Microsoft Corp.
2.921% 3/17/52	80,000	85,283
Oracle Corp.
3.600% 4/01/40	197,000	198,342
		323,355
Telecommunications — 0.3%
Verizon Communications, Inc.

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.550% 3/22/51	$47,000	$50,804
3.700% 3/22/61	47,000	51,181
3.875% 2/08/29	314,000	348,257
		450,242
Transportation — 0.2%
CSX Corp.
4.750% 11/15/48	18,000	23,238
Ryder System, Inc.
3.650% 3/18/24	338,000	355,529
		378,767

TOTAL CORPORATE DEBT (Cost $23,292,056)		23,270,647

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.7%
Automobile Asset-Backed Securities — 0.4%
Avis Budget Rental Car Funding AESOP LLC, Series 2021-2A, Class A
1.660% 2/20/28 (c)	150,000	148,741
Enterprise Fleet Financing LLC, Series 2021-3, Class A3
1.220% 8/20/27 (c)	234,000	232,382
Hyundai Auto Receivables Trust, Series 2021-C, Class A4
1.030% 12/15/27	140,000	138,876
Toyota Auto Receivables Owner Trust, Series 2021-D, Class A4
1.020% 3/15/27	70,000	69,438
		589,437
Commercial Mortgage-Backed Securities — 0.9%
BANK
Series 2019-BN17, Class B, 4.128% VRN 4/15/52 (e)	29,000	31,829
Series 2019-BN16, Class AS, 4.267% 2/15/52	31,333	34,995
Series 2019-BN16, Class B, 4.438% VRN 2/15/52 (e)	24,330	27,084
BBCMS Mortgage Trust, Series 2020-C7, Class AS
2.444% 4/15/53	57,000	56,897
Benchmark Mortgage Trust
Class AS, 3.352% 12/15/62	150,000	158,930
Class AAB, 3.933% 3/15/52	274,000	298,078
BX Commercial Mortgage Trust
Class A, 1 mo. USD LIBOR + 0.700% 0.810% FRN 9/15/36 (c)	115,000	114,605
Class C, 1 mo. USD LIBOR + 1.100% 1.210% FRN 9/15/36 (c)	100,000	98,719
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class C,
4.200% VRN 10/12/50 (e)	70,000	71,976
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class C,
4.558% VRN 10/10/47 (e)	100,000	104,213
GS Mortgage Securities Trust
Series 2020-GC45, Class A5, 2.911% 2/13/53	140,000	147,449
Series 2017-GS6, Class B, 3.869% 5/10/50	79,000	84,674
Life Mortgage Trust
Class A, 1 mo. USD LIBOR + 0.700% 0.810% FRN 3/15/38 (c)	100,000	99,250
Class B, 1 mo. USD LIBOR + 0.880% 0.990% FRN 3/15/38 (c)	100,000	98,938
Morgan Stanley Capital I Trust, Series 2018-H3, Class B,
4.620% VRN 7/15/51 (e)	20,000	22,210
Wells Fargo Commercial Mortgage Trust
Series 2018-C45, Class AS, 4.405% VRN 6/15/51 (e)	30,000	33,194

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-C45, Class B, 4.556% 6/16/51	$10,000	$10,907
		1,493,948
Other Asset-Backed Securities — 0.4%
AMSR Trust, Series 2021-SFR3, Class B
1.726% 10/17/38 (c)	130,000	127,830
Dllmt LLC, Series 2021-1A, Class A4
1.240% 6/20/29 (c)	150,000	148,963
MVW LLC, Series 2021-2A, Class A
1.430% 5/20/39 (c)	300,000	296,357
Progress Residential Trust, Series 2021-SFR10, Class A
2.393% 12/17/40 (c)	100,000	100,130
		673,280
Whole Loan Collateral Collateralized Mortgage Obligations — 1.0%
Angel Oak Mortgage Trust, Series 2021-8, Class A1,
1.820% VRN 11/25/66 (c) (e)	304,000	303,963
Bayview MSR Opportunity Master Fund Trust
Series 2021-5, Class A2, 2.500% VRN 11/25/51 (c) (e)	147,839	147,643
Series 2021-5, Class A1, 3.000% VRN 11/25/51 (c) (e)	121,244	123,669
Flagstar Mortgage Trust, Series 2021-11IN, Class A6,
2.500% VRN 11/25/51 (c) (e)	263,778	267,549
Imperial Fund Mortgage Trust, Series 2021-NQM3, Class A1,
1.595% VRN 11/25/56 (c) (e)	167,488	166,980
JP Morgan Mortgage Trust, Series 2021-LTV2, Class A1,
2.520% VRN 5/25/52 (c) (e)	280,000	280,164
Starwood Mortgage Residential Trust, Series 2021-6, Class A1,
1.920% VRN 11/25/66 (c) (e)	297,000	297,824
		1,587,792

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $4,344,503)		4,344,457

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (f) — 8.1%
Pass-Through Securities — 8.1%
Federal Home Loan Mortgage Corp.
Pool #RA6233 2.000% 11/01/51	534,905	534,419
Pool #SD8100 3.000% 10/01/50	346,958	359,486
Pool #SD8174 3.000% 10/01/51	505,045	524,396
Federal National Mortgage Association
Pool #CB1787 2.000% 10/01/51	527,827	527,512
Pool #CB1782 2.000% 10/01/51	794,193	793,720
Pool #MA4361 2.500% 6/01/36	362,350	375,342
Pool #CB2074 2.500% 11/01/51	417,795	427,241
Pool #BO7245 3.000% 1/01/50	344,251	357,165
Uniform Mortgage Backed Securities TBA
2.000% 7/01/36 (g)	3,500,000	3,587,500
2.000% 7/01/51 (g)	3,129,000	3,123,133
2.500% 7/01/51 (g)	2,200,000	2,247,094
		12,857,008

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $12,883,255)		12,857,008

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 12.8%
U.S. Treasury Bonds & Notes — 12.8%
U.S. Treasury Bond
2.000% 11/15/41	$1,253,200	$1,267,299
2.000% 8/15/51	1,548,600	1,575,064
2.250% 8/15/49	873,900	933,733
U.S. Treasury Note
0.125% 5/15/23	1,400,000	1,391,960
0.250% 11/15/23	2,000,000	1,983,477
0.375% 4/30/25	1,543,600	1,509,911
0.500% 11/30/23 (b)	3,750,600	3,736,509
1.000% 12/15/24	3,326,400	3,330,558
1.250% 11/30/26	1,973,500	1,973,822
1.375% 11/15/31	944,000	932,200
1.500% 11/30/28	1,624,400	1,632,335
		20,266,868

TOTAL U.S. TREASURY OBLIGATIONS (Cost $20,369,002)		20,266,868

TOTAL BONDS & NOTES (Cost $60,888,816)		60,738,980

	Number of Shares
MUTUAL FUNDS — 2.6%
Diversified Financial Services — 2.6%
State Street Navigator Securities Lending Government Money Market Portfolio (h)	4,194,543	4,194,543

TOTAL MUTUAL FUNDS (Cost $4,194,543)		4,194,543

TOTAL LONG-TERM INVESTMENTS (Cost $152,669,462)		167,519,161

	Principal Amount
SHORT-TERM INVESTMENTS — 3.1%
Repurchase Agreement — 3.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/21, 0.000%, due 1/03/22 (i)	$4,848,496	4,848,496
U.S. Treasury Bill — 0.0%
U.S. Treasury Bill
0.044% 2/17/22 (j) (k)	3,000	3,000
0.046% 2/17/22 (j) (k)	4,000	4,000
0.047% 2/17/22 (j) (k)	55,000	54,998
0.050% 2/17/22 (j) (k)	1,000	1,000
		62,998

TOTAL SHORT-TERM INVESTMENTS (Cost $4,911,492)		4,911,494

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL INVESTMENTS — 108.7% (Cost $157,580,954) (l)		$172,430,655

Other Assets/(Liabilities) — (8.7)%		(13,759,396)

NET ASSETS — 100.0%		$158,671,259

Abbreviation Legend

FRN	Floating Rate Note
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2021, was $4,552,628 or 2.87% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $492,825 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2021, the aggregate market value of these securities amounted to $5,478,102 or 3.45% of net assets.
(d)	Security is perpetual and has no stated maturity date.
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2021.
(f)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(g)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(h)	Represents investment of security lending cash collateral. (Note 2).
(i)	Maturity value of $4,848,496. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 7/31/28, and an aggregate market value, including accrued interest, of $4,945,479.
(j)	The rate shown represents yield-to-maturity.
(k)	All or a portion of this security is pledged/held as collateral for open derivatives.
(l)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Short
U.S. Treasury Note 10 Year	3/22/22	15	$(1,937,780)	$(19,251)
U.S. Treasury Ultra 10 Year	3/22/22	9	(1,298,935)	(19,003)
U.S. Treasury Note 2 Year	3/31/22	4	(873,180)	492
U.S. Treasury Note 5 Year	3/31/22	8	(963,734)	(4,079)
				$(41,841)

MassMutual Disciplined Value Fund — Portfolio of Investments

December 31, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.1%

COMMON STOCK — 99.1%
Basic Materials — 2.5%
Chemicals — 1.4%
Axalta Coating Systems Ltd. (a)	9,791	$324,278
Diversey Holdings Ltd. (a)	7,598	101,129
LyondellBasell Industries NV Class A	6,913	637,586
RPM International, Inc.	1,135	114,635
Valvoline, Inc.	5,501	205,132
Westlake Chemical Corp.	465	45,166
		1,427,926
Iron & Steel — 1.1%
Nucor Corp.	3,006	343,135
Reliance Steel & Aluminum Co.	114	18,493
Steel Dynamics, Inc.	12,246	760,109
		1,121,737
		2,549,663
Communications — 4.1%
Advertising — 1.1%
Omnicom Group, Inc.	14,467	1,059,997
Internet — 1.8%
Alphabet, Inc. Class A (a)	310	898,082
Alphabet, Inc. Class C (a)	189	546,889
F5, Inc. (a)	1,047	256,211
GoDaddy, Inc. Class A (a)	1,444	122,538
		1,823,720
Media — 0.6%
Discovery, Inc. Class A (a)	2,345	55,201
Discovery, Inc. Class C (a)	8,995	205,986
ViacomCBS, Inc. Class B	11,133	335,994
		597,181
Telecommunications — 0.6%
Lumen Technologies, Inc.	48,356	606,868
		4,087,766
Consumer, Cyclical — 6.2%
Auto Parts & Equipment — 1.0%
BorgWarner, Inc.	12,982	585,099

MassMutual Disciplined Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Lear Corp.	2,109	$385,841
		970,940
Distribution & Wholesale — 0.1%
Core & Main, Inc. (a)	2,880	87,379
Home Builders — 1.4%
D.R. Horton, Inc.	7,695	834,523
NVR, Inc. (a)	43	254,082
Thor Industries, Inc.	3,155	327,394
		1,415,999
Leisure Time — 0.1%
Polaris, Inc.	1,036	113,867
Retail — 3.6%
McDonald's Corp.	3,844	1,030,461
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	3,871	198,156
Qurate Retail, Inc. Class A	20,812	158,171
Walmart, Inc.	13,108	1,896,597
Yum! Brands, Inc.	2,408	334,375
		3,617,760
		6,205,945
Consumer, Non-cyclical — 32.2%
Agriculture — 2.8%
Altria Group, Inc.	24,134	1,143,710
Philip Morris International, Inc.	17,335	1,646,825
		2,790,535
Beverages — 2.5%
The Coca-Cola Co.	539	31,914
Keurig Dr Pepper, Inc.	16,933	624,150
Monster Beverage Corp. (a)	8,790	844,192
PepsiCo, Inc.	6,072	1,054,767
		2,555,023
Biotechnology — 1.0%
Regeneron Pharmaceuticals, Inc. (a)	857	541,213
Vertex Pharmaceuticals, Inc. (a)	2,114	464,234
		1,005,447
Commercial Services — 3.9%
Driven Brands Holdings, Inc. (a)	2,492	83,781
Equifax, Inc.	2,838	830,938
Global Payments, Inc.	5,326	719,969
Moody's Corp.	1,206	471,039
Nielsen Holdings PLC	4,801	98,469
Rollins, Inc.	2,053	70,233
S&P Global, Inc.	2,398	1,131,688
Verisk Analytics, Inc.	2,385	545,521

MassMutual Disciplined Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
WEX, Inc. (a)	113	$15,864
		3,967,502
Cosmetics & Personal Care — 2.0%
The Procter & Gamble Co.	12,567	2,055,710
Food — 2.0%
Campbell Soup Co.	5,648	245,462
General Mills, Inc.	8,459	569,967
Kellogg Co.	4,709	303,354
Mondelez International, Inc. Class A	13,019	863,290
		1,982,073
Health Care – Products — 6.3%
Abbott Laboratories	10,973	1,544,340
Danaher Corp.	5,940	1,954,320
Hologic, Inc. (a)	8,843	677,020
Thermo Fisher Scientific, Inc.	3,209	2,141,173
		6,316,853
Health Care – Services — 4.9%
Anthem, Inc.	1,355	628,097
Centene Corp. (a)	2,309	190,262
Chemed Corp.	98	51,846
Laboratory Corp. of America Holdings (a)	1,836	576,889
Quest Diagnostics, Inc.	938	162,283
Syneos Health, Inc. (a)	2,090	214,601
UnitedHealth Group, Inc.	6,128	3,077,114
		4,901,092
Household Products & Wares — 0.9%
Kimberly-Clark Corp.	3,709	530,091
Reynolds Consumer Products, Inc.	11,363	356,798
		886,889
Pharmaceuticals — 5.9%
AmerisourceBergen Corp.	8,256	1,097,140
Bristol-Myers Squibb Co.	26,339	1,642,237
Herbalife Nutrition Ltd. (a)	1,934	79,158
Jazz Pharmaceuticals PLC (a)	3,068	390,863
McKesson Corp.	1,349	335,321
Pfizer, Inc.	41,177	2,431,502
		5,976,221
		32,437,345
Energy — 3.1%
Energy – Alternate Sources — 0.0%
Shoals Technologies Group, Inc. Class A (a)	915	22,235
Oil & Gas — 3.1%
APA Corp.	7,816	210,172
ConocoPhillips	10,280	742,010
Coterra Energy, Inc.	9,845	187,055

MassMutual Disciplined Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Devon Energy Corp.	20,037	$882,630
HollyFrontier Corp.	6,904	226,313
Marathon Oil Corp.	52,775	866,566
		3,114,746
		3,136,981
Financial — 26.9%
Banks — 6.6%
The Bank of New York Mellon Corp.	10,940	635,395
Citigroup, Inc.	25,824	1,559,511
JPMorgan Chase & Co.	19,545	3,094,951
KeyCorp.	38,618	893,234
US Bancorp	8,526	478,906
		6,661,997
Diversified Financial Services — 7.2%
Affiliated Managers Group, Inc.	3,731	613,787
American Express Co.	2,810	459,716
BlackRock, Inc.	1,740	1,593,074
Capital One Financial Corp.	905	131,306
The Charles Schwab Corp.	6,481	545,052
Discover Financial Services	2,045	236,320
Franklin Resources, Inc.	618	20,697
Intercontinental Exchange, Inc.	9,560	1,307,521
SLM Corp.	10,062	197,920
Synchrony Financial	8,886	412,221
T. Rowe Price Group, Inc.	4,634	911,230
Tradeweb Markets, Inc. Class A	1,942	194,472
Virtu Financial, Inc. Class A	21,078	607,679
		7,230,995
Insurance — 9.6%
Aflac, Inc.	19,338	1,129,146
The Allstate Corp.	4,360	512,954
American International Group, Inc.	3,554	202,080
Aon PLC Class A	662	198,971
Arthur J Gallagher & Co.	6,889	1,168,857
Athene Holding Ltd. Class A (a)	4,616	384,651
Brown & Brown, Inc.	15,514	1,090,324
Fidelity National Financial, Inc.	14,891	777,012
Globe Life, Inc.	2,988	280,035
Lincoln National Corp.	3,067	209,353
Loews Corp.	10,070	581,643
Marsh & McLennan Cos., Inc.	7,853	1,365,009
MetLife, Inc.	14,548	909,105
The Progressive Corp.	5,031	516,432
Reinsurance Group of America, Inc.	2,712	296,937
		9,622,509
Private Equity — 0.5%
Ares Management Corp. Class A	6,181	502,330
Real Estate — 1.2%
CBRE Group, Inc. Class A (a)	10,905	1,183,302

MassMutual Disciplined Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 1.6%
Healthcare Trust of America, Inc. Class A	18,179	$606,997
Omega Healthcare Investors, Inc.	6,739	199,407
Realty Income Corp.	2,804	200,738
SBA Communications Corp.	735	285,930
STORE Capital Corp.	3,034	104,370
Vornado Realty Trust	271	11,344
WP Carey, Inc.	2,068	169,679
		1,578,465
Savings & Loans — 0.2%
New York Community Bancorp, Inc.	19,961	243,724
		27,023,322
Industrial — 11.1%
Aerospace & Defense — 2.6%
General Dynamics Corp.	3,376	703,795
Raytheon Technologies Corp.	15,195	1,307,682
TransDigm Group, Inc. (a)	1,026	652,823
		2,664,300
Building Materials — 0.1%
Hayward Holdings, Inc. (a)	2,884	75,647
Electrical Components & Equipment — 1.2%
Emerson Electric Co.	12,446	1,157,105
Electronics — 0.7%
Arrow Electronics, Inc. (a)	4,886	656,043
Engineering & Construction — 0.3%
frontdoor, Inc. (a)	9,580	351,107
Hand & Machine Tools — 1.2%
Stanley Black & Decker, Inc.	6,160	1,161,899
Machinery – Diversified — 2.4%
Colfax Corp. (a)	608	27,950
Dover Corp.	3,100	562,960
Ingersoll Rand, Inc.	18,205	1,126,343
Westinghouse Air Brake Technologies Corp.	7,045	648,915
		2,366,168
Miscellaneous - Manufacturing — 1.1%
3M Co.	4,661	827,933
Illinois Tool Works, Inc.	1,325	327,010
		1,154,943
Transportation — 1.5%
C.H. Robinson Worldwide, Inc.	5,159	555,263
Expeditors International of Washington, Inc.	3,988	535,549
Knight-Swift Transportation Holdings, Inc.	6,149	374,720

MassMutual Disciplined Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Ryder System, Inc.	997	$82,183
		1,547,715
		11,134,927
Technology — 11.5%
Computers — 4.1%
Accenture PLC Class A	3,073	1,273,912
Dell Technologies C (a)	12,725	714,763
International Business Machines Corp.	5,938	793,673
Leidos Holdings, Inc.	2,029	180,378
McAfee Corp. Class A	10,291	265,405
Science Applications International Corp.	11,025	921,580
		4,149,711
Semiconductors — 3.2%
Analog Devices, Inc.	4,328	760,732
Micron Technology, Inc.	4,087	380,704
Skyworks Solutions, Inc.	5,520	856,373
Texas Instruments, Inc.	6,787	1,279,146
		3,276,955
Software — 4.2%
Activision Blizzard, Inc.	8,534	567,767
Fidelity National Information Services, Inc.	11,521	1,257,517
Fiserv, Inc. (a)	11,847	1,229,600
Jamf Holding Corp. (a) (b)	4,195	159,452
Oracle Corp.	4,542	396,108
SolarWinds Corp.	13,730	194,829
VMware, Inc. Class A	3,408	394,919
		4,200,192
		11,626,858
Utilities — 1.5%
Electric — 0.7%
NRG Energy, Inc.	17,205	741,191
Gas — 0.8%
National Fuel Gas Co.	11,848	757,561
		1,498,752

TOTAL COMMON STOCK (Cost $86,979,240)		99,701,559

TOTAL EQUITIES (Cost $86,979,240)		99,701,559

TOTAL LONG-TERM INVESTMENTS (Cost $86,979,240)		99,701,559

MassMutual Disciplined Value Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.9%

Repurchase Agreement — 0.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/21, 0.000%, due 1/03/22 (c)	$920,146	$920,146

TOTAL SHORT-TERM INVESTMENTS (Cost $920,146)		920,146

TOTAL INVESTMENTS — 100.0% (Cost $87,899,386) (d)		100,621,705

Other Assets/(Liabilities) — (0.0)%		(9,066)

NET ASSETS — 100.0%		$100,612,639

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2021, was $357,834 or 0.36% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $365,573 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Maturity value of $920,146. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 7/31/28, and an aggregate market value, including accrued interest, of $938,610.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Main Street Fund — Portfolio of Investments

December 31, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.3%

COMMON STOCK — 100.3%
Basic Materials — 0.8%
Chemicals — 0.8%
Valvoline, Inc.	26,498	$988,110
Communications — 15.2%
Internet — 11.2%
Airbnb, Inc. Class A (a)	8,614	1,434,145
Alphabet, Inc. Class A (a)	1,131	3,276,552
Amazon.com, Inc. (a)	2,005	6,685,352
Netflix, Inc. (a)	3,739	2,252,523
Snap, Inc. Class A (a)	7,932	373,042
Zillow Group, Inc. Class C (a) (b)	2,021	129,041
		14,150,655
Media — 1.4%
Comcast Corp. Class A	35,311	1,777,202
Telecommunications — 2.6%
Motorola Solutions, Inc.	5,090	1,382,953
Verizon Communications, Inc.	36,030	1,872,119
		3,255,072
		19,182,929
Consumer, Cyclical — 8.3%
Airlines — 0.4%
Southwest Airlines Co. (a)	12,161	520,977
Auto Manufacturers — 1.9%
General Motors Co. (a)	27,081	1,587,759
Tesla, Inc. (a)	714	754,541
		2,342,300
Entertainment — 0.3%
Warner Music Group Corp. Class A	7,908	341,468
Home Builders — 0.9%
D.R. Horton, Inc.	11,092	1,202,927
Retail — 4.8%
CarMax, Inc. (a)	9,061	1,180,014
Floor & Decor Holdings, Inc. Class A (a)	2,508	326,065
The Home Depot, Inc.	5,064	2,101,611
O'Reilly Automotive, Inc. (a)	1,393	983,778

MassMutual Main Street Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Target Corp.	6,435	$1,489,317
		6,080,785
		10,488,457
Consumer, Non-cyclical — 22.7%
Beverages — 1.4%
The Coca-Cola Co.	10,984	650,363
Constellation Brands, Inc. Class A	4,573	1,147,686
		1,798,049
Biotechnology — 0.9%
Seagen, Inc. (a)	7,051	1,090,085
Commercial Services — 1.5%
PayPal Holdings, Inc. (a)	5,957	1,123,371
TransUnion	6,165	731,046
		1,854,417
Cosmetics & Personal Care — 2.8%
Coty, Inc. Class A (a)	12,654	132,867
The Procter & Gamble Co.	20,859	3,412,115
		3,544,982
Food — 2.1%
Mondelez International, Inc. Class A	21,839	1,448,144
Sysco Corp.	15,311	1,202,679
		2,650,823
Health Care – Products — 2.3%
Avantor, Inc. (a)	29,671	1,250,336
The Cooper Cos., Inc.	3,229	1,352,757
Quidel Corp. (a)	1,910	257,831
		2,860,924
Health Care – Services — 5.9%
HCA Healthcare, Inc.	11,351	2,916,299
Tenet Healthcare Corp. (a)	9,927	810,936
UnitedHealth Group, Inc.	7,349	3,690,227
		7,417,462
Pharmaceuticals — 5.8%
AstraZeneca PLC Sponsored ADR	30,316	1,765,907
Bayer AG Registered	5,314	284,482
CVS Health Corp.	25,823	2,663,901
Eli Lilly & Co.	9,669	2,670,771
		7,385,061
		28,601,803

MassMutual Main Street Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Energy — 2.1%
Oil & Gas — 1.6%
Exxon Mobil Corp.	13,308	$814,317
Valero Energy Corp.	16,264	1,221,589
		2,035,906
Pipelines — 0.5%
Magellan Midstream Partners LP (c)	14,741	684,572
		2,720,478
Financial — 13.3%
Banks — 5.6%
CIT Group, Inc.	13,286	682,103
First Citizens BancShares, Inc. Class A	550	456,412
JP Morgan Chase & Co.	25,109	3,976,010
Signature Bank	2,811	909,274
SVB Financial Group (a)	1,494	1,013,291
		7,037,090
Diversified Financial Services — 2.1%
Intercontinental Exchange, Inc.	14,144	1,934,475
Rocket Cos., Inc. Class A	53,696	751,744
		2,686,219
Insurance — 2.9%
The Allstate Corp.	12,790	1,504,743
Equitable Holdings, Inc.	67,468	2,212,276
		3,717,019
Real Estate Investment Trusts (REITS) — 2.7%
Prologis, Inc.	20,070	3,378,985
		16,819,313
Industrial — 11.3%
Aerospace & Defense — 1.7%
Raytheon Technologies Corp.	24,664	2,122,584
Building Materials — 1.3%
Vulcan Materials Co.	7,795	1,618,086
Electronics — 0.3%
Hubbell, Inc.	1,804	375,719
Environmental Controls — 0.7%
Waste Connections, Inc.	6,360	866,677
Machinery – Construction & Mining — 1.3%
Caterpillar, Inc.	7,672	1,586,109
Machinery – Diversified — 2.1%
Otis Worldwide Corp.	21,099	1,837,090

MassMutual Main Street Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Rockwell Automation, Inc.	2,456	$856,776
		2,693,866
Transportation — 3.9%
Union Pacific Corp.	4,802	1,209,768
United Parcel Service, Inc. Class B	17,459	3,742,162
		4,951,930
		14,214,971
Technology — 25.1%
Computers — 4.6%
Accenture PLC Class A	4,702	1,949,214
Amdocs Ltd.	3,480	260,443
Apple, Inc.	20,487	3,637,877
		5,847,534
Semiconductors — 5.8%
Advanced Micro Devices, Inc. (a)	13,134	1,889,983
Applied Materials, Inc.	11,563	1,819,554
QUALCOMM, Inc.	19,476	3,561,576
		7,271,113
Software — 14.7%
Fiserv, Inc. (a)	15,264	1,584,250
Manhattan Associates, Inc. (a)	2,464	383,127
Microsoft Corp.	25,407	8,544,882
salesforce.com, Inc. (a)	11,698	2,972,813
ServiceNow, Inc. (a)	1,135	736,740
Snowflake, Inc. Class A (a)	1,737	588,409
VMware, Inc. Class A	16,416	1,902,286
Workday, Inc. Class A (a)	4,905	1,339,948
Zynga, Inc. Class A (a)	75,937	485,997
		18,538,452
		31,657,099
Utilities — 1.5%
Electric — 1.5%
FirstEnergy Corp.	45,894	1,908,731

TOTAL COMMON STOCK (Cost $91,608,461)		126,581,891

TOTAL EQUITIES (Cost $91,608,461)		126,581,891

MassMutual Main Street Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 0.1%

Diversified Financial Services — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (d)	130,435	$130,435

TOTAL MUTUAL FUNDS (Cost $130,435)		130,435

TOTAL LONG-TERM INVESTMENTS (Cost $91,738,896)		126,712,326

	Principal Amount
SHORT-TERM INVESTMENTS — 0.2%
Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/21, 0.000%, due 1/03/22 (e)	$297,880	$297,880

TOTAL SHORT-TERM INVESTMENTS (Cost $297,880)		297,880

TOTAL INVESTMENTS — 100.6% (Cost $92,036,776) (f)		127,010,206

Other Assets/(Liabilities) — (0.6)%		(761,966)

NET ASSETS — 100.0%		$126,248,240

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2021, was $127,636 or 0.10% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments.. (Note 2).
(c)	Security is a Master Limited Partnership.
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	Maturity value of $297,880. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 07/31/28 , and an aggregate market value, including accrued interest, of $303,872.
(f)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Disciplined Growth Fund — Portfolio of Investments

December 31, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.1%

COMMON STOCK — 99.1%
Basic Materials — 0.4%
Chemicals — 0.2%
LyondellBasell Industries NV Class A	3,143	$289,879
Olin Corp.	3,577	205,749
		495,628
Iron & Steel — 0.2%
Steel Dynamics, Inc.	11,436	709,832
		1,205,460
Communications — 20.9%
Advertising — 0.6%
The Trade Desk, Inc. Class A (a)	17,385	1,593,162
Internet — 19.8%
Alphabet, Inc. Class A (a)	3,087	8,943,162
Alphabet, Inc. Class C (a)	2,407	6,964,871
Amazon.com, Inc. (a)	5,024	16,751,724
CDW Corp.	15,372	3,147,878
eBay, Inc.	3,207	213,266
Etsy, Inc. (a)	5,246	1,148,559
Figs, Inc. Class A (a)	7,523	207,334
GoDaddy, Inc. Class A (a)	356	30,210
Match Group, Inc. (a)	11,915	1,575,759
Meta Platforms, Inc. Class A (a)	33,272	11,191,037
Netflix, Inc. (a)	5,409	3,258,598
Wayfair, Inc. Class A (a) (b)	549	104,294
		53,536,692
Media — 0.4%
Charter Communications, Inc. Class A (a)	1,318	859,296
Nexstar Media Group, Inc. Class A	2,665	402,362
		1,261,658
Telecommunications — 0.1%
CommScope Holding Co., Inc. (a)	21,307	235,229
		56,626,741
Consumer, Cyclical — 9.1%
Apparel — 1.2%
Hanesbrands, Inc.	8,951	149,661

MassMutual Disciplined Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
NIKE, Inc. Class B	18,649	$3,108,229
		3,257,890
Auto Parts & Equipment — 0.3%
Allison Transmission Holdings, Inc.	21,240	772,074
Distribution & Wholesale — 0.3%
Core & Main, Inc. (a)	24,568	745,393
Home Builders — 1.8%
D.R. Horton, Inc.	19,486	2,113,257
NVR, Inc. (a)	59	348,623
PulteGroup, Inc.	11,078	633,218
Thor Industries, Inc.	16,428	1,704,734
		4,799,832
Home Furnishing — 0.4%
Tempur Sealy International, Inc.	25,069	1,178,995
Leisure Time — 0.5%
Brunswick Corp.	1,804	181,717
Polaris, Inc.	1,994	219,161
YETI Holdings, Inc. (a)	12,274	1,016,655
		1,417,533
Retail — 4.6%
AutoZone, Inc. (a)	848	1,777,739
Bath & Body Works, Inc.	5,871	409,737
Best Buy Co., Inc.	3,626	368,402
Costco Wholesale Corp.	5,817	3,302,311
Lithia Motors, Inc.	1,709	507,487
Lowe's Cos., Inc.	11,083	2,864,734
Lululemon Athletica, Inc. (a)	4,419	1,729,817
McDonald's Corp.	4,749	1,273,064
Williams-Sonoma, Inc.	1,305	220,715
		12,454,006
		24,625,723
Consumer, Non-cyclical — 18.2%
Agriculture — 1.1%
Altria Group, Inc.	63,123	2,991,399
Beverages — 1.9%
The Coca-Cola Co.	34,915	2,067,317
Monster Beverage Corp. (a)	31,902	3,063,868
		5,131,185
Biotechnology — 2.0%
Maravai LifeSciences Holdings, Inc. Class A (a)	7,394	309,809
Moderna, Inc. (a)	6,182	1,570,105
Novavax, Inc. (a) (b)	2,447	350,092
Regeneron Pharmaceuticals, Inc. (a)	1,681	1,061,585

MassMutual Disciplined Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Vertex Pharmaceuticals, Inc. (a)	9,537	$2,094,325
		5,385,916
Commercial Services — 5.6%
Automatic Data Processing, Inc.	948	233,758
Block, Inc. (a)	2,381	384,555
Equifax, Inc.	1,723	504,477
Gartner, Inc. (a)	8,596	2,873,815
MarketAxess Holdings, Inc.	914	375,901
Moody's Corp.	4,041	1,578,334
PayPal Holdings, Inc. (a)	15,024	2,833,226
S&P Global, Inc.	7,602	3,587,612
Shift4 Payments, Inc. Class A (a)	2,640	152,935
TransUnion	3,348	397,006
United Rentals, Inc. (a)	2,013	668,900
Verisk Analytics, Inc.	6,631	1,516,708
		15,107,227
Cosmetics & Personal Care — 0.4%
The Estee Lauder Cos., Inc. Class A	2,490	921,798
Health Care – Products — 4.5%
Align Technology, Inc. (a)	2,522	1,657,408
Avantor, Inc. (a)	22,581	951,563
Danaher Corp.	8,564	2,817,642
IDEXX Laboratories, Inc. (a)	2,088	1,374,864
Intuitive Surgical, Inc. (a)	7,056	2,535,221
Thermo Fisher Scientific, Inc.	4,362	2,910,501
		12,247,199
Health Care – Services — 1.3%
Syneos Health, Inc. (a)	4,799	492,761
UnitedHealth Group, Inc.	6,047	3,036,441
		3,529,202
Pharmaceuticals — 1.4%
AbbVie, Inc.	27,723	3,753,694
		49,067,620
Energy — 0.6%
Energy – Alternate Sources — 0.3%
Enphase Energy, Inc. (a)	4,837	884,881
Oil & Gas — 0.3%
Texas Pacific Land Corp.	520	649,412
		1,534,293
Financial — 9.3%
Diversified Financial Services — 5.8%
Discover Financial Services	5,321	614,895
Mastercard, Inc. Class A	17,730	6,370,743
Rocket Cos., Inc. Class A	56,556	791,784
T. Rowe Price Group, Inc.	5,294	1,041,012

MassMutual Disciplined Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Visa, Inc. Class A	31,307	$6,784,540
		15,602,974
Insurance — 1.6%
Aon PLC Class A	3,887	1,168,277
Brown & Brown, Inc.	39,800	2,797,144
Lincoln National Corp.	4,794	327,238
		4,292,659
Private Equity — 1.6%
Ares Management Corp. Class A	23,363	1,898,711
The Blackstone, Inc.	19,422	2,513,013
		4,411,724
Real Estate — 0.1%
CBRE Group, Inc. Class A (a)	2,106	228,522
Real Estate Investment Trusts (REITS) — 0.2%
Simon Property Group, Inc.	3,728	595,623
		25,131,502
Industrial — 4.2%
Aerospace & Defense — 0.6%
Lockheed Martin Corp.	514	182,681
TransDigm Group, Inc. (a)	2,194	1,395,998
		1,578,679
Electrical Components & Equipment — 0.6%
Generac Holdings, Inc. (a)	4,543	1,598,773
Electronics — 0.9%
Amphenol Corp. Class A	28,271	2,472,582
Engineering & Construction — 0.5%
frontdoor, Inc. (a)	36,822	1,349,526
Machinery – Diversified — 0.4%
Graco, Inc.	7,368	594,008
Nordson Corp.	2,256	575,889
		1,169,897
Miscellaneous - Manufacturing — 0.4%
Illinois Tool Works, Inc.	3,900	962,520
Transportation — 0.8%
Expeditors International of Washington, Inc.	10,224	1,372,981
Landstar System, Inc.	5,207	932,157
		2,305,138
		11,437,115

MassMutual Disciplined Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 36.4%
Computers — 7.4%
Accenture PLC Class A	12,203	$5,058,754
Apple, Inc.	73,958	13,132,722
EPAM Systems, Inc. (a)	638	426,471
HP, Inc.	17,248	649,732
McAfee Corp. Class A	25,353	653,854
		19,921,533
Office & Business Equipment — 0.7%
Zebra Technologies Corp. Class A (a)	3,204	1,907,021
Semiconductors — 9.8%
Advanced Micro Devices, Inc. (a)	27,682	3,983,440
Applied Materials, Inc.	15,140	2,382,430
KLA Corp.	6,234	2,681,306
Lam Research Corp.	2,805	2,017,216
Micron Technology, Inc.	10,863	1,011,888
NVIDIA Corp.	36,934	10,862,659
QUALCOMM, Inc.	19,488	3,563,770
		26,502,709
Software — 18.5%
Adobe, Inc. (a)	10,130	5,744,318
Aspen Technology, Inc. (a)	246	37,441
Autodesk, Inc. (a)	3,026	850,881
Datadog, Inc. Class A (a)	5,311	945,942
Dynatrace, Inc. (a)	12,453	751,539
Fiserv, Inc. (a)	23,684	2,458,162
Intuit, Inc.	6,525	4,197,010
Jamf Holding Corp. (a) (b)	9,769	371,320
Microsoft Corp.	91,432	30,750,410
Paycom Software, Inc. (a)	1,779	738,623
Playtika Holding Corp. (a)	3,226	55,778
salesforce.com, Inc. (a)	4,004	1,017,537
Tyler Technologies, Inc. (a)	2,036	1,095,266
Zoom Video Communications, Inc. Class A (a)	6,076	1,117,437
		50,131,664
		98,462,927

TOTAL COMMON STOCK (Cost $197,076,525)		268,091,381

TOTAL EQUITIES (Cost $197,076,525)		268,091,381

MUTUAL FUNDS — 0.7%
Diversified Financial Services — 0.7%
iShares Russell 1000 Growth Index Fund	4,445	1,358,348

MassMutual Disciplined Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
State Street Navigator Securities Lending Prime Portfolio (c)	458,954	$458,954

TOTAL MUTUAL FUNDS (Cost $1,805,555)		1,817,302

TOTAL LONG-TERM INVESTMENTS (Cost $198,882,080)		269,908,683

	Principal Amount
SHORT-TERM INVESTMENTS — 0.5%
Repurchase Agreement — 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/21, 0.000%, due 1/03/22 (d)	$1,390,161	$1,390,161

TOTAL SHORT-TERM INVESTMENTS (Cost $1,390,161)		1,390,161

TOTAL INVESTMENTS — 100.3% (Cost $200,272,241) (e)		271,298,844

Other Assets/(Liabilities) — (0.3)%		(913,662)

NET ASSETS — 100.0%		$270,385,182

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2021, was $831,770 or 0.31% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $390,797 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $1,390,161. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 7/31/28, and an aggregate market value, including accrued interest, of $1,418,038.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Small Cap Opportunities Fund — Portfolio of Investments

December 31, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.1%

COMMON STOCK — 99.1%
Basic Materials — 3.2%
Chemicals — 1.4%
Amyris, Inc. (a) (b)	180,920	$978,777
Diversey Holdings Ltd. (a)	158,007	2,103,073
NewMarket Corp.	5,695	1,951,791
		5,033,641
Mining — 1.8%
Compass Minerals International, Inc.	57,773	2,951,045
Kaiser Aluminum Corp.	37,882	3,558,635
		6,509,680
		11,543,321
Communications — 3.0%
Internet — 2.0%
Overstock.com, Inc. (a)	39,801	2,348,657
Q2 Holdings, Inc. (a)	63,033	5,007,341
		7,355,998
Telecommunications — 1.0%
EchoStar Corp. Class A (a)	129,268	3,406,212
		10,762,210
Consumer, Cyclical — 11.3%
Airlines — 0.5%
Spirit Airlines, Inc. (a)	81,057	1,771,095
Auto Parts & Equipment — 3.0%
Allison Transmission Holdings, Inc.	54,911	1,996,015
Dorman Products, Inc. (a)	41,590	4,700,086
Visteon Corp. (a)	38,036	4,227,321
		10,923,422
Entertainment — 0.8%
Cedar Fair LP (a) (c)	58,867	2,946,882
Home Builders — 0.4%
Skyline Champion Corp. (a)	16,719	1,320,467
Lodging — 0.5%
Boyd Gaming Corp. (a)	28,915	1,895,957

MassMutual Small Cap Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Retail — 6.1%
AutoNation, Inc. (a)	58,288	$6,810,953
BJ's Wholesale Club Holdings, Inc. (a)	79,524	5,325,722
Denny's Corp. (a)	219,804	3,516,864
Suburban Propane Partners LP (c)	197,332	2,890,914
Texas Roadhouse, Inc.	38,302	3,419,602
		21,964,055
		40,821,878
Consumer, Non-cyclical — 22.8%
Biotechnology — 2.2%
ADC Therapeutics SA (a)	25,708	519,301
Avid Bioservices, Inc. (a)	94,207	2,748,960
NeoGenomics, Inc. (a)	76,189	2,599,569
Twist Bioscience Corp. (a)	24,617	1,905,110
		7,772,940
Commercial Services — 5.4%
ASGN, Inc. (a)	49,576	6,117,678
Korn Ferry	86,170	6,525,654
Monro, Inc.	82,146	4,786,648
Paya Holdings, Inc. Class A (a)	307,335	1,948,504
		19,378,484
Food — 2.6%
BellRing Brands, Inc. Class A (a)	146,417	4,177,277
The Simply Good Foods Co. (a)	122,926	5,110,034
		9,287,311
Health Care – Products — 4.9%
Adaptive Biotechnologies Corp. (a)	58,113	1,630,651
AtriCure, Inc. (a)	61,463	4,273,522
BioLife Solutions, Inc. (a)	63,533	2,367,875
Inspire Medical Systems, Inc. (a)	23,826	5,481,409
Tandem Diabetes Care, Inc. (a)	26,953	4,056,966
		17,810,423
Health Care – Services — 6.0%
Acadia Healthcare Co., Inc. (a)	87,800	5,329,460
Addus HomeCare Corp. (a)	42,808	4,002,976
LHC Group, Inc. (a)	33,907	4,653,057
Tenet Healthcare Corp. (a)	92,259	7,536,638
		21,522,131
Household Products & Wares — 0.5%
ACCO Brands Corp.	222,842	1,840,675
Pharmaceuticals — 1.2%
Collegium Pharmaceutical, Inc. (a)	81,561	1,523,560

MassMutual Small Cap Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Heska Corp. (a)	14,766	$2,694,647
		4,218,207
		81,830,171
Energy — 2.3%
Oil & Gas — 1.8%
Chesapeake Energy Corp.	49,808	3,213,612
CNX Resources Corp. (a)	232,114	3,191,568
		6,405,180
Oil & Gas Services — 0.5%
Nov, Inc.	134,846	1,827,163
		8,232,343
Financial — 19.3%
Banks — 4.5%
The Bank of NT Butterfield & Son Ltd.	67,755	2,582,143
BankUnited, Inc.	98,499	4,167,493
Cathay General Bancorp	82,457	3,544,826
FB Financial Corp.	44,901	1,967,562
Heritage Financial Corp.	79,937	1,953,660
Silvergate Capital Corp. Class A (a)	12,121	1,796,332
		16,012,016
Diversified Financial Services — 4.0%
Federated Hermes, Inc.	96,206	3,615,422
Focus Financial Partners, Inc. Class A (a)	77,550	4,631,286
Stifel Financial Corp.	89,567	6,307,308
		14,554,016
Insurance — 0.9%
Definity Financial Corp. (a)	136,295	3,181,779
Real Estate Investment Trusts (REITS) — 4.3%
DiamondRock Hospitality Co. (a)	407,451	3,915,604
Four Corners Property Trust, Inc.	170,509	5,014,670
National Storage Affiliates Trust	94,646	6,549,503
		15,479,777
Savings & Loans — 5.6%
Berkshire Hills Bancorp, Inc.	82,992	2,359,463
OceanFirst Financial Corp.	98,477	2,186,189
Pacific Premier Bancorp, Inc.	102,531	4,104,316
Sterling Bancorp	238,509	6,151,147
WSFS Financial Corp.	108,563	5,441,178
		20,242,293
		69,469,881

MassMutual Small Cap Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Industrial — 18.3%
Building Materials — 2.7%
Masonite International Corp. (a)	33,889	$3,997,208
Summit Materials, Inc. Class A (a)	139,939	5,617,151
		9,614,359
Electrical Components & Equipment — 1.5%
Energizer Holdings, Inc.	69,678	2,794,088
EnerSys	35,142	2,778,326
		5,572,414
Electronics — 1.6%
Atkore, Inc. (a)	50,938	5,663,796
Engineering & Construction — 2.5%
Comfort Systems USA, Inc.	29,851	2,953,458
TopBuild Corp. (a)	21,662	5,976,762
		8,930,220
Environmental Controls — 2.0%
Evoqua Water Technologies Corp. (a)	151,994	7,105,719
Hand & Machine Tools — 1.1%
Regal Rexnord Corp.	23,278	3,961,450
Machinery – Diversified — 2.4%
Curtiss-Wright Corp.	27,307	3,786,662
Zurn Water Solutions Corp.	130,805	4,761,302
		8,547,964
Metal Fabricate & Hardware — 0.8%
Valmont Industries, Inc.	11,941	2,991,220
Miscellaneous - Manufacturing — 1.2%
EnPro Industries, Inc.	37,896	4,171,213
Packaging & Containers — 0.7%
Silgan Holdings, Inc.	62,153	2,662,635
Transportation — 1.8%
CryoPort, Inc. (a)	62,640	3,706,409
Hub Group, Inc. Class A (a)	33,241	2,800,222
		6,506,631
		65,727,621
Technology — 15.6%
Computers — 2.9%
CACI International, Inc. Class A (a)	17,284	4,653,026
KBR, Inc.	119,950	5,712,019
		10,365,045
Semiconductors — 5.2%
Allegro MicroSystems, Inc. (a)	72,650	2,628,477

MassMutual Small Cap Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Azenta, Inc.	64,379	$6,638,119
MKS Instruments, Inc.	24,752	4,311,056
Semtech Corp. (a)	58,619	5,212,987
		18,790,639
Software — 7.5%
BlackBerry Ltd. (a)	191,096	1,786,748
Bottomline Technologies de, Inc. (a)	90,709	5,122,337
Consensus Cloud Solutions, Inc. (a)	32,535	1,882,800
Envestnet, Inc. (a)	28,227	2,239,530
Everbridge, Inc. (a)	14,128	951,238
Olo, Inc. Class A (a)	63,817	1,328,032
Paycor HCM, Inc. (a) (b)	108,874	3,136,660
Ziff Davis, Inc. (a)	61,187	6,783,191
Zynga, Inc. Class A (a)	566,968	3,628,595
		26,859,131
		56,014,815
Utilities — 3.3%
Electric — 1.3%
Avista Corp.	109,887	4,669,099
Gas — 2.0%
National Fuel Gas Co.	63,069	4,032,632
Northwest Natural Holding Co.	62,476	3,047,579
		7,080,211
		11,749,310

TOTAL COMMON STOCK (Cost $270,346,098)		356,151,550

TOTAL EQUITIES (Cost $270,346,098)		356,151,550

MUTUAL FUNDS — 0.4%
Diversified Financial Services — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio (d)	1,669,159	1,669,159

TOTAL MUTUAL FUNDS (Cost $1,669,159)		1,669,159

TOTAL LONG-TERM INVESTMENTS (Cost $272,015,257)		357,820,709

	Principal Amount
SHORT-TERM INVESTMENTS — 1.5%
Repurchase Agreement — 1.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/21, 0.000%, due 1/03/22 (e)	$5,283,431	$5,283,431

MassMutual Small Cap Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL SHORT-TERM INVESTMENTS (Cost $5,283,431)		$5,283,431

TOTAL INVESTMENTS — 101.0% (Cost $277,298,688) (f)		363,104,140

Other Assets/(Liabilities) — (1.0)%		(3,654,465)

NET ASSETS — 100.0%		$359,449,675

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2021, was $2,581,484 or 0.72% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $975,803 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Security is a Master Limited Partnership.
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	Maturity value of $5,283,431. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 7/31/28, and an aggregate market value, including accrued interest, of $5,389,111.
(f)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Global Fund — Portfolio of Investments

December 31, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.7%

COMMON STOCK — 100.7%
Cayman Islands — 4.8%
Farfetch Ltd. Class A (a)	95,770	$3,201,591
JD.com, Inc. ADR (a)	165,575	11,601,840
Meituan Class B (a) (b)	41,700	1,205,543
StoneCo Ltd. Class A (a)	49,152	828,703
		16,837,677
Denmark — 0.2%
Ambu A/S Class B	30,345	794,244
France — 8.6%
Dassault Systemes SE	23,254	1,379,478
Kering SA	12,624	10,129,414
LVMH Moet Hennessy Louis Vuitton SE	22,558	18,614,869
		30,123,761
Germany — 2.6%
SAP SE	62,714	8,956,876
India — 4.5%
DLF Ltd.	1,834,752	9,665,358
ICICI Bank Ltd. Sponsored ADR	310,450	6,143,806
		15,809,164
Italy — 0.4%
Brunello Cucinelli SpA (a)	20,161	1,384,539
Japan — 12.2%
FANUC Corp.	6,700	1,420,305
Keyence Corp.	17,100	10,746,703
Murata Manufacturing Co. Ltd.	113,030	8,973,963
Nidec Corp.	99,500	11,696,314
Omron Corp.	58,500	5,829,076
TDK Corp.	96,000	3,747,792
		42,414,153
Netherlands — 3.9%
Airbus SE (a)	81,602	10,421,703
ASML Holding NV	3,315	2,643,290
uniQure NV (a)	26,916	558,238
		13,623,231
Spain — 0.2%
Industria de Diseno Textil SA	22,216	719,985

MassMutual Global Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Sweden — 3.5%
Assa Abloy AB Class B	166,942	$5,071,353
Atlas Copco AB Class A	104,285	7,218,977
		12,290,330
Switzerland — 1.0%
Lonza Group AG Registered	2,759	2,298,367
Zur Rose Group AG (a) (c)	4,507	1,163,506
		3,461,873
United Kingdom — 0.2%
Prudential PLC	45,716	788,329
United States — 58.6%
Adobe, Inc. (a)	26,425	14,984,561
Agilent Technologies, Inc.	48,419	7,730,093
Alphabet, Inc. Class A (a)	13,695	39,674,963
Amazon.com, Inc. (a)	956	3,187,629
Analog Devices, Inc.	68,443	12,030,226
Avantor, Inc. (a)	153,193	6,455,553
Boston Scientific Corp. (a)	43,694	1,856,121
Castle Biosciences, Inc. (a)	10,611	454,894
Charles River Laboratories International, Inc. (a)	4,915	1,851,874
Danaher Corp.	4,172	1,372,630
Dun & Bradstreet Holdings, Inc. (a)	26,164	536,100
Equifax, Inc.	27,327	8,001,072
Fidelity National Information Services, Inc.	30,493	3,328,311
Illumina, Inc. (a)	6,797	2,585,851
Intuit, Inc.	35,460	22,808,581
Intuitive Surgical, Inc. (a)	5,253	1,887,403
IQVIA Holdings, Inc. (a)	9,986	2,817,450
Marriott International, Inc. Class A (a)	3,264	539,343
Marvell Technology, Inc.	23,408	2,047,966
Meta Platforms, Inc. Class A (a)	53,470	17,984,634
Microsoft Corp.	12,756	4,290,098
Natera, Inc. (a)	11,058	1,032,707
NVIDIA Corp.	6,652	1,956,420
Omnicell, Inc. (a)	8,888	1,603,751
PayPal Holdings, Inc. (a)	20,128	3,795,738
Phathom Pharmaceuticals, Inc. (a)	29,305	576,429
Qualtrics International Inc (a)	40,913	1,448,320
S&P Global, Inc.	39,630	18,702,586
Splunk, Inc. (a)	10,750	1,243,990
United Parcel Service, Inc. Class B	37,960	8,136,346
Veracyte, Inc. (a)	43,225	1,780,870
Visa, Inc. Class A	20,074	4,350,237
The Walt Disney Co. (a)	23,180	3,590,350
		204,643,097

TOTAL COMMON STOCK (Cost $150,316,163)		351,847,259

PREFERRED STOCK — 0.0%
India — 0.0%
Zee Entertainment Enterprises Ltd.
6.000%	573,050	16,035

MassMutual Global Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL PREFERRED STOCK (Cost $22,479)		$16,035

TOTAL EQUITIES (Cost $150,338,642)		351,863,294

MUTUAL FUNDS — 0.3%

United States — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio (d)	1,198,502	1,198,502

TOTAL MUTUAL FUNDS (Cost $1,198,502)		1,198,502

TOTAL LONG-TERM INVESTMENTS (Cost $151,537,144)		353,061,796

	Principal Amount
SHORT-TERM INVESTMENTS — 3.0%
Repurchase Agreement — 3.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/21, 0.000%, due 1/03/22 (e)	$10,556,153	10,556,153

TOTAL SHORT-TERM INVESTMENTS (Cost $10,556,153)		10,556,153

TOTAL INVESTMENTS — 104.0% (Cost $162,093,297) (f)		363,617,949

Other Assets/(Liabilities) — (4.0)%		(14,048,172)

NET ASSETS — 100.0%		$349,569,777

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2021, the aggregate market value of these securities amounted to $1,205,543 or 0.34% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2021, was $1,141,317 or 0.33% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. (Note 2).
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	Maturity value of $10,556,153. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 7/31/28, and an aggregate market value, including accrued interest, of $10,767,366.
(f)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual International Equity Fund — Portfolio of Investments

December 31, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.8%

COMMON STOCK — 97.8%
Australia — 0.7%
Lendlease Corp Ltd.	29,900	$232,631
Macquarie Group Ltd.	3,300	493,305
Santos Ltd.	84,700	389,386
		1,115,322
Austria — 0.1%
ams AG (a)	6,966	126,014
Belgium — 0.7%
Anheuser-Busch InBev SA	7,500	454,075
Groupe Bruxelles Lambert SA	2,600	290,561
KBC Group NV	4,100	352,148
		1,096,784
Canada — 5.7%
The Bank of Nova Scotia	33,331	2,359,612
Canadian National Railway Co.	29,716	3,650,162
Intact Financial Corp.	23,755	3,087,708
		9,097,482
Cayman Islands — 0.6%
CK Asset Holdings Ltd.	59,500	375,218
CK Hutchison Holdings Ltd.	83,700	540,118
		915,336
Finland — 1.6%
Kone OYJ Class B	29,141	2,072,238
Nokia OYJ (a)	73,100	459,221
		2,531,459
France — 11.7%
Amundi SA (b)	2,792	230,475
AXA SA	84,019	2,503,940
Capgemini SE	12,342	3,014,536
Dassault Aviation SA	1,600	172,886
Engie SA	54,600	808,468
LVMH Moet Hennessy Louis Vuitton SE	1,535	1,266,683
Rexel SA	12,500	254,107
Sanofi	6,300	632,984
Schneider Electric SE	15,069	2,954,262
TotalEnergies SE	41,515	2,108,578
Ubisoft Entertainment SA (a)	3,600	176,557
Veolia Environnement SA	21,792	799,385

MassMutual International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Vinci SA	35,753	$3,788,166
		18,711,027
Germany — 4.2%
Allianz SE Registered	1,560	368,814
BASF SE	7,600	534,549
Bayer AG Registered	2,400	128,483
Deutsche Boerse AG	3,080	515,962
Deutsche Post AG Registered	7,700	495,624
Fresenius SE & Co. KGaA	11,800	475,769
HeidelbergCement AG	7,400	501,361
Infineon Technologies AG	10,600	491,512
Merck KGaA	5,371	1,388,582
SAP SE	4,700	671,259
Siemens AG Registered	3,760	653,573
Siemens Energy AG (a)	13,934	356,757
Talanx AG (a)	3,400	164,765
		6,747,010
Hong Kong — 2.3%
AIA Group Ltd.	368,576	3,715,769
Ireland — 3.8%
AIB Group PLC (a)	98,000	238,807
DCC PLC	5,200	425,224
Linde PLC	670	232,108
Linde PLC (a)	13,164	4,585,710
Ryanair Holdings PLC Sponsored ADR (a)	600	61,398
Smurfit Kappa Group PLC	10,900	602,571
		6,145,818
Israel — 0.2%
Check Point Software Technologies Ltd. (a)	3,390	395,138
Italy — 0.1%
Prysmian SpA	4,400	165,784
Japan — 15.9%
Astellas Pharma, Inc.	288,330	4,689,352
Chugai Pharmaceutical Co. Ltd.	38,580	1,251,298
Denka Co. Ltd.	8,300	271,340
FANUC Corp.	1,600	339,177
Fujitsu Ltd.	2,200	376,943
Hitachi Ltd.	9,200	498,336
Japan Airlines Co. Ltd. (a)	9,000	171,835
Kao Corp.	65,620	3,433,797
KDDI Corp.	128,900	3,767,603
Kirin Holdings Co. Ltd. (c)	116,990	1,876,202
Kyocera Corp.	6,700	418,666
Nintendo Co. Ltd.	600	279,863
Olympus Corp.	16,900	388,180
ORIX Corp.	30,900	630,669
Rakuten Group, Inc. (a) (c)	46,800	469,545
SBI Holdings, Inc.	3,700	100,851
Sega Sammy Holdings, Inc.	14,800	232,512
Seven & i Holdings Co. Ltd.	14,500	637,377
Shiseido Co. Ltd.	42,310	2,359,434

MassMutual International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Sony Group Corp.	10,000	$1,264,093
Square Enix Holdings Co. Ltd.	5,100	261,608
Sumitomo Mitsui Financial Group, Inc.	15,200	519,556
Toshiba Corp.	13,300	546,936
Toyota Industries Corp.	7,700	615,255
		25,400,428
Luxembourg — 0.3%
ArcelorMittal SA	12,600	405,284
Netherlands — 5.9%
AerCap Holdings NV (a)	1,225	80,140
Airbus SE (a)	500	63,857
ASML Holding NV	490	390,713
CNH Industrial NV	7,400	142,122
EXOR NV	1,700	151,318
Heineken Holding NV	4,800	443,163
Heineken NV	38,462	4,324,800
Koninklijke Philips NV	96,298	3,579,338
NXP Semiconductor NV	1,400	318,892
		9,494,343
Norway — 0.3%
DNB Bank ASA	4,472	102,455
Mowi ASA	13,200	312,399
		414,854
Republic of Korea — 0.3%
Samsung Electronics Co. Ltd.	7,600	498,941
Singapore — 0.4%
DBS Group Holdings, Ltd.	23,200	561,701
Spain — 3.5%
Iberdrola SA	223,961	2,624,481
Industria de Diseno Textil SA	90,989	2,948,808
		5,573,289
Sweden — 2.7%
Assa Abloy AB Class B	107,543	3,266,934
Essity AB Class B	8,000	261,043
Investor AB Class B	13,300	332,612
Lundin Energy AB	5,341	191,541
Volvo AB Class B	14,700	338,918
		4,391,048
Switzerland — 10.4%
ABB Ltd. Registered	14,100	537,228
Alcon, Inc.	1,400	123,347
Cie Financiere Richemont SA Registered	2,800	418,105
Nestle SA Registered	35,360	4,943,039
Novartis AG Registered	51,105	4,487,852
Roche Holding AG	12,833	5,319,732

MassMutual International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
UBS Group AG Registered	48,300	$866,893
		16,696,196
United Kingdom — 26.4%
Ashtead Group PLC	2,700	216,371
AstraZeneca PLC	23,970	2,793,108
Aviva PLC	63,200	350,969
BAE Systems PLC	484,468	3,609,919
Barratt Developments PLC	20,600	208,097
BHP Group PLC	3,900	116,230
BHP Group PLC ADR (c)	2,300	137,471
BP PLC	63,100	280,714
The British Land Co. PLC	21,156	151,698
Bunzl PLC	7,300	284,665
Compass Group PLC (a)	119,453	2,660,967
Diageo PLC	67,995	3,706,606
Entain PLC (a)	10,300	233,860
Experian PLC	61,073	2,995,909
GlaxoSmithKline PLC	18,900	410,964
Glencore PLC	50,800	258,453
Imperial Brands PLC	10,000	218,674
Inchcape PLC	17,456	214,596
Informa PLC (a)	36,100	251,356
Kingfisher PLC	99,300	454,007
Liberty Global PLC Class C (a)	14,900	418,541
Lloyds Banking Group PLC	766,000	493,827
Melrose Industries PLC	112,590	244,305
National Grid PLC	262,227	3,783,541
Persimmon PLC	10,400	401,125
Prudential PLC	95,458	1,646,083
Reckitt Benckiser Group PLC	55,620	4,771,503
Royal Dutch Shell PLC Class A	107,382	2,356,168
Smith & Nephew PLC	235,238	4,117,466
Tesco PLC	136,000	533,207
Unilever PLC	11,400	610,748
Unilever PLC	64,171	3,436,393
		42,367,541

TOTAL COMMON STOCK (Cost $140,259,192)		156,566,568

TOTAL EQUITIES (Cost $140,259,192)		156,566,568

MUTUAL FUNDS — 1.2%
United States — 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio (d)	1,943,500	1,943,500

TOTAL MUTUAL FUNDS (Cost $1,943,500)		1,943,500

TOTAL LONG-TERM INVESTMENTS (Cost $142,202,692)		158,510,068

MassMutual International Equity Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.2%

Repurchase Agreement — 2.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/21, 0.000%, due 1/03/22 (e)	$3,578,229	$3,578,229

TOTAL SHORT-TERM INVESTMENTS (Cost $3,578,229)		3,578,229

TOTAL INVESTMENTS — 101.2% (Cost $145,780,921) (f)		162,088,297

Other Assets/(Liabilities) — (1.2)%		(1,899,377)

NET ASSETS — 100.0%		$160,188,920

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2021, the aggregate market value of these securities amounted to $230,475 or 0.14% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2021, was $2,442,059 or 1.52% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $623,502 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	Maturity value of $3,578,229. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 7/31/28, and an aggregate market value, including accrued interest, of $3,649,890.
(f)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Strategic Emerging Markets Fund — Portfolio of Investments

December 31, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.4%

COMMON STOCK — 97.0%
Brazil — 3.4%
Ambev SA	299,363	$843,302
Americanas SA (a)	96,134	544,543
Lojas Renner SA	121,340	531,251
Vale SA Sponsored ADR	244,433	3,426,950
		5,346,046
Cayman Islands — 21.7%
Alibaba Group Holding Ltd. (a)	19,500	291,953
BeiGene Ltd. ADR (a)	7,729	2,094,018
Brii Biosciences Ltd. (a)	132,500	560,410
Budweiser Brewing Co. APAC Ltd. (b)	189,700	497,552
Grab Holdings Ltd. (a)	154,698	1,102,997
Grab Holdings, Ltd. (Acquired 6/18/19, Cost $360,959) (a) (c) (d)	360,959	2,573,638
Huazhu Group Ltd. ADR (a)	95,801	3,577,209
Innovent Biologics, Inc. (a) (b)	35,500	219,916
Keymed Biosciences, Inc. (a) (b)	12,650	55,976
Keymed Biosciences, Inc. (Acquired 7/02/21, Cost $124,795) (a) (b) (c) (d)	18,000	75,668
Meituan Class B (a) (b)	63,300	1,829,996
NetEase, Inc. ADR	43,722	4,450,025
New Horizon Health Ltd. (a) (b)	51,000	143,916
NU Holdings Ltd/Cayman Islands (a)	71,900	674,422
OneConnect Financial Technology Co. Ltd. (a)	24,075	59,465
Pagseguro Digital Ltd. Class A (a)	44,236	1,159,868
Pinduoduo, Inc. ADR (a)	37,379	2,179,196
Sunny Optical Technology Group Co. Ltd.	17,800	562,991
Tencent Holdings Ltd.	83,490	4,897,793
Wuxi Biologics Cayman, Inc. (a) (b)	243,000	2,888,394
Zai Lab Ltd. ADR (a)	21,940	1,378,929
ZTO Express Cayman, Inc.	7,720	216,570
ZTO Express Cayman, Inc. ADR	87,882	2,480,030
		33,970,932
China — 0.3%
Contemporary Amperex Technology Co. Ltd. Class A	1,700	156,787
Microtech Medical Co., Ltd. (Acquired 10/12/21, Cost $106,879) (a) (c) (d)	27,000	82,562
MicroTech Medical Hangzhou Co. Ltd. (a) (b)	8,300	26,716
Remegen Co. Ltd. Class H (a) (b)	19,231	192,137
		458,202
Cyprus — 0.3%
TCS Group Holding PLC	5,947	501,451
Denmark — 0.1%
Carlsberg A/S Class B	1,042	178,990

MassMutual Strategic Emerging Markets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Egypt — 0.6%
Commercial International Bank Egypt SAE (a)	261,453	$881,884
France — 4.1%
Kering SA	3,746	3,005,766
L'Oreal SA	174	82,483
LVMH Moet Hennessy Louis Vuitton SE	116	95,723
Pernod Ricard SA	13,682	3,291,857
		6,475,829
Hong Kong — 4.3%
AIA Group Ltd.	647,400	6,526,711
Hong Kong Exchanges & Clearing Ltd.	2,900	169,503
		6,696,214
India — 16.5%
Godrej Properties Ltd. (a)	13,701	344,994
HDFC Life Insurance Co. Ltd. (b)	51,643	452,572
Housing Development Finance Corp. Ltd.	237,078	8,214,103
Infosys Ltd.	119,249	3,034,913
Kotak Mahindra Bank Ltd.	241,123	5,827,919
Macrotech Developers Ltd. (a) (b)	19,715	328,142
Oberoi Realty Ltd. (a)	62,022	717,710
Tata Consultancy Services Ltd.	107,445	5,406,576
Zee Entertainment Enterprises Ltd.	353,109	1,514,492
		25,841,421
Indonesia — 1.0%
Bank Central Asia Tbk PT	2,887,000	1,463,025
Semen Indonesia Persero Tbk PT	76,300	38,759
		1,501,784
Italy — 1.6%
Moncler SpA	14,176	1,024,580
PRADA SpA	235,800	1,510,051
		2,534,631
Luxembourg — 0.4%
InPost SA (a)	56,631	684,076
Mexico — 6.1%
Alsea SAB de CV (a)	63,334	117,726
America Movil SAB de CV Sponsored ADR	7,767	163,961
Fomento Economico Mexicano SAB de CV	332,654	2,591,145
Grupo Mexico SAB de CV Series B	952,516	4,152,357
Wal-Mart de Mexico SAB de CV	660,093	2,457,194
		9,482,383
Netherlands — 3.0%
Yandex NV Class A (a)	77,989	4,718,335
Philippines — 2.1%
Ayala Land, Inc.	1,543,700	1,111,445
SM Investments Corp.	90,290	1,670,138

MassMutual Strategic Emerging Markets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
SM Prime Holdings, Inc.	787,757	$523,863
		3,305,446
Republic of Korea — 5.6%
LG Chem Ltd.	2,040	1,052,535
NAVER Corp.	2,791	886,054
Samsung Biologics Co. Ltd. (a) (b)	3,626	2,750,953
Samsung Electronics Co. Ltd.	60,728	3,986,802
		8,676,344
Russia — 5.7%
Novatek PJSC Sponsored GDR Registered	28,473	6,647,091
Polyus PJSC (a)	4,713	820,361
Polyus PJSC GDR (d)	243	21,445
Polyus PJSC GDR (b) (d)	4,390	387,418
Sberbank of Russia PJSC	249,425	971,662
		8,847,977
South Africa — 0.6%
FirstRand Ltd.	243,692	929,726
Switzerland — 3.8%
Cie Financiere Richemont SA Registered	39,878	5,954,708
Taiwan — 10.5%
MediaTek, Inc.	46,000	1,966,712
Taiwan Semiconductor Manufacturing Co. Ltd.	654,000	14,481,363
		16,448,075
Turkey — 0.3%
Akbank TAS	829,349	442,952
United Kingdom — 1.4%
Diageo PLC	3,413	186,052
Oxford Nanopore Technologies (a)	51,145	483,155
Prudential PLC	41,650	710,321
Prudential PLC	44,197	762,136
		2,141,664
United States — 3.6%
MercadoLibre, Inc. (a)	147	198,215
NIKE, Inc. Class B	1,034	172,337
Yum China Holdings, Inc.	104,368	5,201,701
		5,572,253

TOTAL COMMON STOCK (Cost $135,280,370)		151,591,323

PREFERRED STOCK — 0.4%
Brazil — 0.4%
Lojas Americanas SA 0.640%
	534,072	564,249

MassMutual Strategic Emerging Markets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
India — 0.0%
Zee Entertainment Enterprises Ltd.
6.000%	742,906	$20,788

TOTAL PREFERRED STOCK (Cost $1,314,402)		585,037

TOTAL EQUITIES (Cost $136,594,772)		152,176,360

WARRANTS — 0.1%
Switzerland — 0.1%
Cie Financiere Richemont SA, Expires 11/22/23, Strike 67.00 (a)	68,286	74,941

TOTAL WARRANTS (Cost $0)		74,941

TOTAL LONG-TERM INVESTMENTS (Cost $136,594,772)		152,251,301

	Principal Amount
SHORT-TERM INVESTMENTS — 2.3%
Repurchase Agreement — 2.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/21, 0.000%, due 1/03/22 (e)	$3,602,020	3,602,020

TOTAL SHORT-TERM INVESTMENTS (Cost $3,602,020)		3,602,020

TOTAL INVESTMENTS — 99.8% (Cost $140,196,792) (f)		155,853,321

Other Assets/(Liabilities) — 0.2%		372,749

NET ASSETS — 100.0%		$156,226,070

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2021, the aggregate market value of these securities amounted to $9,849,356 or 6.30% of net assets.
(c)	Restricted security. Certain securities are restricted as to resale. At December 31, 2021, these securities amounted to a value of $2,731,868 or 1.75% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2021, these securities amounted to a value of $3,140,731 or 2.01% of net assets.
(e)	Maturity value of $3,602,020. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 7/31/28, and an aggregate market value, including accrued interest, of $3,674,145.
(f)	See Note 3 for aggregate cost for federal tax purposes.

Notes to Portfolio of Investments (Unaudited)

1. The Funds

MassMutual Premier Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 1, 1994, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of 14 series, including the following 13 series listed below (each individually referred to as a "Fund" or collectively as the "Funds"):

MassMutual Short-Duration Bond Fund (“Short-Duration Bond Fund”)

MassMutual Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”)

MassMutual Core Bond Fund (“Core Bond Fund”)

MassMutual Diversified Bond Fund (“Diversified Bond Fund”)

MassMutual High Yield Fund (“High Yield Fund”)

MassMutual Balanced Fund (“Balanced Fund”)

MassMutual Disciplined Value Fund (“Disciplined Value Fund”)

MassMutual Main Street Fund (“Main Street Fund”)

MassMutual Disciplined Growth Fund (“Disciplined Growth Fund”)

MassMutual Small Cap Opportunities Fund (“Small Cap Opportunities Fund”)

MassMutual Global Fund (“Global Fund”)

MassMutual International Equity Fund (“International Equity Fund”)

MassMutual Strategic Emerging Markets Fund (“Strategic Emerging Markets Fund”)

2. Significant Accounting Policies

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Board of Trustees ("Trustees"), and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Notes to Portfolio of Investments (Unaudited) (Continued)

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds' Valuation Committee1 in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. The Funds' Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds' Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds' fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

[1]	The voting members of the Valuation Committee consist of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO, Secretary, and Assistant Secretaries) of the Trust, as well as such other members as the Trustees may from time to time designate. The non-voting members of the Valuation Committee consist of the CCO, Secretary, and Assistant Secretaries. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds' portfolio securities may change on days when the prices of the Funds' shares are not calculated. The prices of the Funds' shares will reflect any such changes when the prices of the Funds' shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds' investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs, as described below, the fair valuation approaches used by third party service providers and/or the Funds’ subadvisers utilize one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company's interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds' own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Notes to Portfolio of Investments (Unaudited) (Continued)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

The Disciplined Value Fund, Disciplined Growth Fund, and Small Cap Opportunities Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of December 31, 2021. For each Fund noted in the preceding sentence, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Notes to Portfolio of Investments (Unaudited) (Continued)

The following is the aggregate value by input level, as of December 31, 2021, for the remaining Funds' investments:

Short-Duration Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$746,129,262	$—	$746,129,262
Municipal Obligations	—	1,344,547	—	1,344,547
Non-U.S. Government Agency Obligations	—	640,708,458	—	640,708,458
U.S. Government Agency Obligations and Instrumentalities	—	22,534,919	—	22,534,919
Purchased Options	—	1,648,654	—	1,648,654
Mutual Funds	1,694,178	—	—	1,694,178
Short-Term Investments	—	12,999,078	—	12,999,078
Total Investments	$1,694,178	$1,425,364,918	$—	$1,427,059,096

Asset Derivatives
Futures Contracts	$130,564	$—	$—	$130,564
Swap Agreements	—	50,843	—	50,843
Total	$130,564	$50,843	$—	$181,407

Liability Derivatives
Futures Contracts	$(547,206)	$—	$—	$(547,206)
Swap Agreements	—	(166,748)	—	(166,748)
Total	$(547,206)	$(166,748)	$—	$(713,954)

Notes to Portfolio of Investments (Unaudited) (Continued)

Inflation-Protected and Income Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Non-U.S. Government Agency Obligations	$—	$183,856,280	$—	$183,856,280
U.S. Government Agency Obligations and Instrumentalities	—	42,095,635	—	42,095,635
U.S. Treasury Obligations	—	99,437,477	—	99,437,477
Purchased Options	—	844,530	—	844,530
Short-Term Investments	—	57,861,381	—	57,861,381
Total Investments	$—	$384,095,303	$—	$384,095,303

Asset Derivatives
Futures Contracts	$34,955	$—	$—	$34,955
Swap Agreements	—	3,641,882	—	3,641,882
Total	$34,955	$3,641,882	$—	$3,676,837

Liability Derivatives
Futures Contracts	$(84,169)	$—	$—	$(84,169)

Notes to Portfolio of Investments (Unaudited) (Continued)

Core Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$394,934,252	$—	$394,934,252
Non-U.S. Government Agency Obligations	—	301,958,016	—	301,958,016
Sovereign Debt Obligations	—	8,938,234	—	8,938,234
U.S. Government Agency Obligations and Instrumentalities	—	201,744,532	—	201,744,532
U.S. Treasury Obligations	—	165,636,940	—	165,636,940
Purchased Options	—	2,738,367	—	2,738,367
Mutual Funds	13,722,263	—	—	13,722,263
Short-Term Investments	—	120,576,174	—	120,576,174
Total Investments	$13,722,263	$1,196,526,515	$—	$1,210,248,778

Asset Derivatives
Futures Contracts	$675,757	$—	$—	$675,757

Liability Derivatives
Futures Contracts	$(272,113)	$—	$—	$(272,113)

Notes to Portfolio of Investments (Unaudited) (Continued)

Diversified Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Preferred Stock	$1,638,968	$—	$—	$1,638,968
Corporate Debt	—	101,446,968	—	101,446,968
Non-U.S. Government Agency Obligations	—	61,631,159	—	61,631,159
Sovereign Debt Obligations	—	1,737,695	—	1,737,695
U.S. Government Agency Obligations and Instrumentalities	—	28,545,391	—	28,545,391
U.S. Treasury Obligations	—	5,360,244	—	5,360,244
Purchased Options	—	550,398	—	550,398
Warrants	—	—	4,292	4,292
Mutual Funds	3,063,822	—	—	3,063,822
Short-Term Investments	—	22,193,749	—	22,193,749
Total Investments	$4,702,790	$221,465,604	$4,292	$226,172,686

Asset Derivatives
Forward Contracts	$—	$75,047	$—	$75,047
Futures Contracts	151,720	—	—	151,720
Total	$151,720	$75,047	$—	$226,767

Liability Derivatives
Forward Contracts	$—	$(123,722)	$—	$(123,722)
Futures Contracts	(83,434)	—	—	(83,434)
Written Options	—	(11,511)	—	(11,511)
Total	$(83,434)	$(135,233)	$—	$(218,667)

Notes to Portfolio of Investments (Unaudited) (Continued)

High Yield Fund

Asset Investments	Level 1	Level 2	Level 3		Total
Common Stock	$2,733,579	$542,668	$—	+	$3,276,247
Bank Loans (Less Unfunded Loan Commitments)	—	44,722,537	—		44,722,537
Corporate Debt	—	498,362,867	—		498,362,867
Mutual Funds	7,478,300	—	—		7,478,300
Short-Term Investments	—	27,441,143	—		27,441,143
Unfunded Loan Commitments**	—	429	—		429
Total Investments	$10,211,879	$571,069,644	$—		$581,281,523

Notes to Portfolio of Investments (Unaudited) (Continued)

Balanced Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$102,585,638	$—	$—	$102,585,638
Corporate Debt	—	23,270,647	—	23,270,647
Non-U.S. Government Agency Obligations	—	4,344,457	—	4,344,457
U.S. Government Agency Obligations and Instrumentalities	—	12,857,008	—	12,857,008
U.S. Treasury Obligations	—	20,266,868	—	20,266,868
Mutual Funds	4,194,543	—	—	4,194,543
Short-Term Investments	—	4,911,494	—	4,911,494
Total Investments	$106,780,181	$65,650,474	$—	$172,430,655

Asset Derivatives
Futures Contracts	$492	$—	$—	$492

Liability Derivatives
Futures Contracts	$(42,333)	$—	$—	$(42,333)

Notes to Portfolio of Investments (Unaudited) (Continued)

Main Street Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$126,297,409	$284,482	$—	$126,581,891
Mutual Funds	130,435	—	—	130,435
Short-Term Investments	—	297,880	—	297,880
Total Investments	$126,427,844	$582,362	$—	$127,010,206

Notes to Portfolio of Investments (Unaudited) (Continued)

Global Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Cayman Islands	$15,632,134	$1,205,543	$—	$16,837,677
Denmark	—	794,244	—	794,244
France	—	30,123,761	—	30,123,761
Germany	—	8,956,876	—	8,956,876
India	6,143,806	9,665,358	—	15,809,164
Italy	—	1,384,539	—	1,384,539
Japan	—	42,414,153	—	42,414,153
Netherlands	558,238	13,064,993	—	13,623,231
Spain	—	719,985	—	719,985
Sweden	—	12,290,330	—	12,290,330
Switzerland	—	3,461,873	—	3,461,873
United Kingdom	—	788,329	—	788,329
United States	204,643,097	—	—	204,643,097
Preferred Stock
India	16,035	—	—	16,035
Mutual Funds	1,198,502	—	—	1,198,502
Short-Term Investments	—	10,556,153	—	10,556,153
Total Investments	$228,191,812	$135,426,137	$—	$363,617,949

Notes to Portfolio of Investments (Unaudited) (Continued)

International Equity Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Australia	$—	$1,115,322	$—	$1,115,322
Austria	—	126,014	—	126,014
Belgium	—	1,096,784	—	1,096,784
Canada	9,097,482	—	—	9,097,482
Cayman Islands	—	915,336	—	915,336
Finland	—	2,531,459	—	2,531,459
France	—	18,711,027	—	18,711,027
Germany	—	6,747,010	—	6,747,010
Hong Kong	—	3,715,769	—	3,715,769
Ireland	293,506	5,852,312	—	6,145,818
Israel	395,138	—	—	395,138
Italy	—	165,784	—	165,784
Japan	—	25,400,428	—	25,400,428
Luxembourg	—	405,284	—	405,284
Netherlands	399,032	9,095,311	—	9,494,343
Norway	—	414,854	—	414,854
Republic of Korea	—	498,941	—	498,941
Singapore	—	561,701	—	561,701
Spain	—	5,573,289	—	5,573,289
Sweden	—	4,391,048	—	4,391,048
Switzerland	—	16,696,196	—	16,696,196
United Kingdom	556,012	41,811,529	—	42,367,541
Mutual Funds	1,943,500	—	—	1,943,500
Short-Term Investments	—	3,578,229	—	3,578,229
Total Investments	$12,684,670	$149,403,627	$—	$162,088,297

Notes to Portfolio of Investments (Unaudited) (Continued)

Strategic Emerging Markets Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Brazil	$3,426,950	$1,919,096	$—	$5,346,046
Cayman Islands	19,156,159	14,814,773	—	33,970,932
China	—	458,202	—	458,202
Cyprus	501,451	—	—	501,451
Denmark	—	178,990	—	178,990
Egypt	—	881,884	—	881,884
France	—	6,475,829	—	6,475,829
Hong Kong	—	6,696,214	—	6,696,214
India	—	25,841,421	—	25,841,421
Indonesia	—	1,501,784	—	1,501,784
Italy	—	2,534,631	—	2,534,631
Luxembourg	—	684,076	—	684,076
Mexico	9,482,383	—	—	9,482,383
Netherlands	4,718,335	—	—	4,718,335
Philippines	—	3,305,446	—	3,305,446
Republic of Korea	—	8,676,344	—	8,676,344
Russia	—	8,847,977	—	8,847,977
South Africa	—	929,726	—	929,726
Switzerland	—	5,954,708	—	5,954,708
Taiwan	—	16,448,075	—	16,448,075
Turkey	—	442,952	—	442,952
United Kingdom	—	2,141,664	—	2,141,664
United States	5,572,253	—	—	5,572,253
Preferred Stock*
Brazil	—	564,249	—	564,249
India	20,788	—	—	20,788
Warrants	74,941	—	—	74,941
Short-Term Investments	—	3,602,020	—	3,602,020
Total Investments	$42,953,260	$112,900,061	$—	$155,853,321

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

**	Unfunded loan commitments are valued at the unrealized appreciation (depreciation) on the commitment.

+	Represents a security at $0 value as of December 31, 2021.

Notes to Portfolio of Investments (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives' original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

Please refer to the Funds' most recent Annual/Semiannual reports and prospectus(es) and Statement(s) of Additional Information which can be found on the Securities and Exchange Commission's (“SEC”) EDGAR database on its website at http://www.sec.gov for more information regarding the derivatives and other investments held by the Fund(s).

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At December 31, 2021, the Funds' collateral was equal to or greater than 100% of the market value of securities on loan and all of the Funds’ cash collateral was invested in the State Street Navigator Securities Lending Government Money Market Portfolio.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Notes to Portfolio of Investments (Unaudited) (Continued)

Foreign Securities

The Global Fund invests a significant amount of its assets in foreign securities and each of the International Equity Fund and Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund's intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income are either declared daily and paid monthly or declared and paid annually depending on the requirements of each Fund. Dividends from net investment income may also be distributed at other times throughout the year as required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

Notes to Portfolio of Investments (Unaudited) (Continued)

3. Federal Income Tax Information

At December 31, 2021, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Short-Duration Bond Fund	$1,433,564,719	$12,504,960	$(19,010,583)	$(6,505,623)
Inflation-Protected and Income Fund	381,246,444	4,698,939	(1,850,080)	2,848,859
Core Bond Fund	1,194,057,716	25,966,477	(9,775,415)	16,191,062
Diversified Bond Fund	222,639,362	5,670,482	(2,137,158)	3,533,324
High Yield Fund	563,524,212	23,030,408	(5,273,097)	17,757,311
Balanced Fund	157,580,954	17,090,276	(2,240,575)	14,849,701
Disciplined Value Fund	87,899,386	15,028,173	(2,305,854)	12,722,319
Main Street Fund	92,036,776	36,591,529	(1,618,099)	34,973,430
Disciplined Growth Fund	200,272,241	74,353,806	(3,327,203)	71,026,603
Small Cap Opportunities Fund	277,298,688	98,765,362	(12,959,910)	85,805,452
Global Fund	162,093,297	205,104,890	(3,580,238)	201,524,652
International Equity Fund	145,780,921	22,260,962	(5,953,586)	16,307,376
Strategic Emerging Markets Fund	140,196,792	27,821,216	(12,164,687)	15,656,529

4. New Accounting Pronouncements

In January 2021, FASB issued Accounting Standards Update 2021-01 — Reference Rate Reform (Topic 848) — Scope (“ASU 2021-01”) as an update to Accounting Standards Update 2020-04 — Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”) in order to make certain clarifications. ASU 2020-04 and ASU 2021-01 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank-offered based reference rates. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management does not believe the impact of adopting ASU 2020-04 and ASU 2021-01 will have a material impact on the financial statements.

5. Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds. On April 5, 2012, the adversary proceeding was transferred to the Southern District of New York for consolidated pretrial proceedings. The action is now being prosecuted by the litigation trustee (“Trustee”) for the Tribune Litigation Trust. This case has been dismissed by the district court and dismissal was affirmed by the Second Circuit Court of Appeals. The Trustee has filed a petition for a writ of certiorari with the United States Supreme Court, which was recently denied.

Notes to Portfolio of Investments (Unaudited) (Continued)

In addition, on June 2, 2011, the Disciplined Value Fund and Small Cap Opportunities Fund, were named as defendants in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”) in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds. On December 20, 2011, this action was transferred to the Southern District of New York for consolidated pretrial proceedings. This case also has been dismissed. The district court’s dismissal of the case was affirmed by the Second Circuit Court of Appeals, and the Plaintiffs’ petition for certiorari was denied by the United States Supreme Court.

6. Coronavirus (COVID-19) Pandemic

The global pandemic outbreak of the novel coronavirus known as COVID-19 and efforts to contain its spread have produced, and will likely continue to produce, substantial market volatility, severe market dislocations and liquidity constraints in many markets, exchange trading suspensions and closures, higher default rates, and global business disruption, and they may result in future significant adverse effects, such as declines in global financial markets and a substantial economic downturn or recession throughout the world. Such factors may have a significant adverse effect on a Fund’s performance and have the potential to impair the ability of a Fund’s investment adviser, subadviser, or other service providers to serve the Fund and could lead to disruptions that negatively impact the Fund.